      As filed with the Securities and Exchange Commission on May 1, 2008

                                                             File No. 033-23251
                                                                      811-04721
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                              [ ]

   Post-Effective Amendment No. 34                                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 39                                                         [X]

                       (Check appropriate box or boxes.)

                               -----------------

                 Phoenix Life Variable Universal Life Account
                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

[] immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2008 pursuant to paragraph (b) of Rule 485

[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[] on       pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

================================================================================

                                    PART A

                                                                     [Version A]



                                   Flex Edge

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company


 PROSPECTUS                                                       May 1, 2008



This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account"). The investment options purchase, at net asset value, shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix-Alger Small-Cap Growth
 DWS Scudder Investments VIT Funds -       Series
 Class A                                .  Phoenix-Duff & Phelps Real Estate
 .  DWS Equity 500 Index VIP               Securities Series
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Aggressive Growth /2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Growth /2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate /2/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Moderate Growth /2/
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Sanford Bernstein Mid-Cap
    Portfolio                              Value Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 Franklin Templeton Variable Insurance  PIMCO Variable Insurance Trust -
 Products Trust - Class 2               Advisor Class
 .  Franklin Income Securities Fund     .  PIMCO VIT CommodityRealReturn(TM)
 .  Mutual Shares Securities Fund          Strategy Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Real Return Portfolio
    Securities Fund                     .  PIMCO VIT Total Return Portfolio
 .  Templeton Foreign Securities Fund   The Rydex Variable Trust
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Inverse
 Lazard Retirement Series                  Government Long Bond Strategy
 .  Lazard Retirement Small Cap            Fund /1/
    Portfolio /1/                       .  Rydex Variable Trust Nova Fund /1/
 Lord Abbett Series Fund, Inc. - Class  .  Rydex Variable Trust Sector
 VC                                        Rotation Fund /1/
 .  Lord Abbett Bond-Debenture          Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Growth and Income          Balanced Fund
    Portfolio                           .  Sentinel Variable Products Bond
 .  Lord Abbett Mid-Cap Value Portfolio    Fund
 Neuberger Berman Advisers Management   .  Sentinel Variable Products Common
 Trust - Class S                           Stock Fund
 .  Neuberger Berman AMT Small Cap      .  Sentinel Variable Products Mid Cap
    Growth Portfolio                       Growth Fund
 .  Neuberger Berman AMT Guardian       .  Sentinel Variable Products Small
    Portfolio                              Company Fund
 Oppenheimer Variable Account Funds -   Summit Mutual Funds, Inc. - Summit
 Service Shares                         Pinnacle Series
 .  Oppenheimer Capital Appreciation    .  Summit S&P MidCap 400 Index
    Fund/VA                                Portfolio
 .  Oppenheimer Global Securities       The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
 .  Oppenheimer Main Street Small Cap   .  Van Kampen UIF Equity and Income
    Fund/VA                                Portfolio
 The Phoenix Edge Series Fund           Wanger Advisors Trust
 .  Phoenix Capital Growth Series       .  Wanger International Select
 .  Phoenix Growth and Income Series    .  Wanger International Small Cap /3/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies /4/


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.
   /4/Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information.


The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing. Read and keep this prospectus for future reference. If you have any questions, please contact us at:

 [GRAPHIC]                              [GRAPHIC]
           Phoenix Variable Products              Variable and Universal Life
           Mail Operations ("VPMO")               Administration ("VULA")
           PO Box 8027                            800/541-0171
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                              Page
---------------------------------------------------------

Benefit/Risk Summary................................    3
 Policy Benefits....................................    3
 Policy Risks.......................................    3
Fee Tables..........................................    4
 Transaction Fees...................................    4
 Periodic Charges Other than Fund Operating Expenses    5
 Minimum and Maximum Fund Operating Expenses........    7
Phoenix Life Insurance Company......................    8
Phoenix Life Variable Universal Life Account........    8
 Valuation Date.....................................    8
 Performance History................................    8
Voting Rights.......................................    8
The Variable Investment Options.....................    9
 Administrative, Marketing and Service Support Fees.    9
The Guaranteed Interest Account.....................    9
Charges and Deductions..............................   10
 General............................................   10
 Charges Deducted from Premium Payments.............   10
 Periodic Charges...................................   10
 Daily Charges......................................   11
 Conditional Charges................................   11
 Other Tax Charges..................................   12
 Fund Charges.......................................   12
The Policy..........................................   12
 Contract Rights....................................   12
 Contract Limitations...............................   13
 Purchasing a Policy................................   13
General.............................................   14
 Postponement of Payments...........................   14
 Optional Insurance Benefits........................   15
 Death Benefit......................................   15
Payment of Proceeds.................................   16
 Surrender and Death Benefit Proceeds...............   16


Heading                                             Page

 Payment Options...................................   16
 Surrenders........................................   17
Transfer of Policy Value...........................   18
 Internet, Interactive Voice Response and Telephone
   Transfers.......................................   18
 Transfer Restrictions.............................   18
Market Timing and Other Disruptive Trading.........   18
Systematic Transfer Programs.......................   19
 Asset Rebalancing Program.........................   20
 Dollar Cost Averaging Program.....................   20
Additional Programs................................   20
 Asset Allocation and Strategic Programs...........   20
 Selecting a Program and Option....................   20
Policy Loans.......................................   21
Lapse and Reinstatement............................   22
Federal Income Tax Considerations..................   22
 Introduction......................................   22
 Income Tax Status.................................   22
 Policy Benefits...................................   23
 Business and Corporate-Owned Policies.............   23
 Modified Endowment Contracts......................   24
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   24
 Qualified Plans...................................   24
 Diversification Standards.........................   25
 Owner Control.....................................   25
 Change of Ownership or Insured or Assignment......   25
 Other Taxes.......................................   25
 Withholding.......................................   25
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   26
Financial Statements...............................   26
Distribution.......................................   26
Appendix A - Investment Options....................  A-1

Benefit/Risk Summary
--------------------------------------------------------------------------------
This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions of the policy.

Policy Benefits

Death Benefits
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy:

.. Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit

.. Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Death Benefit Protection Rider, an additional insurance option that you may purchase by paying specified premiums.

Loans and Partial Surrenders
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and a Guaranteed Interest Account. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Account while continuing to defer current income taxes.


Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs."

Temporary Insurance Coverage
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

Flexible Premiums
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

Optional Insurance Benefits
The following benefits may be available to you by rider:

  .  Disability Waiver of Specified Premium
  .  Accidental Death Benefit
  .  Death Benefit Protection
  .  Face Amount of Insurance Increase
  . Whole Life Exchange Option (not available after January 27, 2003) . Purchase Protection Plan
  .  Living Benefits

Availability of these riders depends upon state approval and may involve extra cost.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.


Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any series will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

         Charge                    When Deducted                              Maximum Amount Deducted
------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge       Upon Payment.                      2.25 % of each premium.
------------------------------------------------------------------------------------------------------------------------
Issue Expense Charge     1/12/th/ of the fee is deducted on $150/1/
                         each of the first 12 monthly
                         calculation days.
------------------------------------------------------------------------------------------------------------------------
Surrender Charge         Upon full surrender or lapse.      Maximum is 0.5% of policy face amount plus 30% of
                                                            premiums paid./2/
------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge Upon Partial Surrender or a        For a partial surrender:
                         decrease in the policy face        The charge that would apply upon a full surrender multiplied
                         amount.                            by the partial surrender amount divided by the result of
                                                            subtracting the full surrender charge from the policy value.
                                                            For a decrease in face amount:
                                                            The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount
                                                            prior to the decrease.
------------------------------------------------------------------------------------------------------------------------
Partial Surrender Fee    Upon Partial Surrender.            2% of surrender amount up to a maximum of $25 per
                                                            surrender.
------------------------------------------------------------------------------------------------------------------------
Transfer Charge          Upon Transfer.                     At present, we do not charge for transfers between
                                                            investment options, but we reserve the right to charge up to
                                                            $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------

/1/ The Issue Charge is $12.50 per month for the first 12 policy months.
/2/ The surrender charge begins to decrease after five policy years, and becomes zero after ten policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.

              Periodic Charges Other than Fund Operating Expenses


   Charge               When Deducted                                 Maximum Amount Deducted
--------------------------------------------------------------------------------------------------------------------
Cost of        On each Monthly
Insurance/1/   Calculation Day.
 Minimum
 and
 Maximum
 Charges                                       $0.02 - $83.33 per $1,000 of amount at risk/2/ each month.
 Example
 for a male
 age 36 in
 the
 preferred
 nonsmoker                                     We would charge $0.12560 per $1,000 of amount at risk/2/ per month.
 class.                                        We will increase this charge as he ages.
--------------------------------------------------------------------------------------------------------------------
               On each Monthly                 $10 per month.
Administrative Calculation Day.
Charge
--------------------------------------------------------------------------------------------------------------------
Mortality      Daily                           0.80% on an annual basis, of investments in the investment options.
and Expense
Risk
Charge/3/
--------------------------------------------------------------------------------------------------------------------
Other Tax      When we become liable for       We currently do not charge for taxes, however we reserve the right to
Charges        taxes.                          impose a charge should we become liable for taxes in the future.
                                               Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
--------------------------------------------------------------------------------------------------------------------
Loan           Interest accrues daily and      The maximum net cost to the policy value is 2% of the loan balance
Interest       is due on each policy           on an annual basis.
Rate           anniversary. If not paid on
Charged/4/     that date, we will treat the
               accrued interest as another
               loan against the policy.
--------------------------------------------------------------------------------------------------------------------
                                           Optional Insurance Benefits
--------------------------------------------------------------------------------------------------------------------
Death          On each Monthly                 $0.01 per $1,000 of face amount per month.
Benefit        Calculation Day.
Protection
Rider
--------------------------------------------------------------------------------------------------------------------
Purchase       On Rider Date, and on each
Protection     Monthly Calculation Day.
Plan
Rider/5/
 Minimum
 and Maximum                                   $0.05 - $0.17 per unit/6/ purchased per month.
 Example
 for a male
 age 30 in
 the
 standard
 nonsmoker
 premium
 class.                                        $0.12378 per unit/6/ purchased per month.
--------------------------------------------------------------------------------------------------------------------
Disability     On each Monthly
Waiver of      Calculation Day.
Specified
Premium
Rider/5/
 Minimum
 and Maximum                                   $0.20 - $0.82 per $100 of premium waived per month.
 Example
 for a male
 age 35 in
 the
 preferred
 nonsmoker
 premium
 class.                                        $0.2358 per $100 of premium waived per month.
--------------------------------------------------------------------------------------------------------------------
Accidental     On each Monthly
Death          Calculation Day.
Benefit
Rider/5/
 Minimum
 and Maximum                                   $0.07 - $0.13 per $1,000 of rider amount per month.
 Example
 for a male
 age 34 in
 the
 preferred
 nonsmoker
 premium
 class.                                        $0.07206 per $1,000 of rider amount per month.
--------------------------------------------------------------------------------------------------------------------
Face amount    1/12/th/ of the fee is deducted $150./6/
of             on each of the first 12
Insurance      monthly calculation days
Increase       following the Rider Date.
Rider
--------------------------------------------------------------------------------------------------------------------
Living         We do not charge for this       We describe this rider later under "Optional Insurance Benefits."
Benefits       rider.
Rider
--------------------------------------------------------------------------------------------------------------------
Whole Life     We do not charge for this       We describe this rider later under "Optional Insurance Benefits."
Exchange       rider.
Option Rider
--------------------------------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
/3/ We do not deduct this charge from investments in the Guaranteed Interest
    Account.
/4/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
/5/ This charge for this rider depends on age at issue, but will not increase with age.
/6/ Each unit allows you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.

                     Total Annual Fund Operating Expenses



                                                  Minimum Maximum

              Gross Annual Fund Operating Expense  0.31%   3.83%
              Net Annual Fund Operating Expenses   0.28%   3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the NYSE is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

Performance History

We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.

We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees


The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Account
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In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


 .  First Year:                         25% of the total value
 .  Second Year:                        33% of remaining value
 .  Third Year:                         50% of remaining value
 .  Fourth Year:                        100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
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General
Charges are deducted in connection with the policy to compensate us for:

..  our expenses in selling the policy;

..  underwriting and issuing the policy;

..  premium and federal taxes incurred on premiums received;

..  providing the insurance benefits set forth in the policy; and

..  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

..  issue expense charge; and/or

..  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

Charges Deducted from Premium Payments

Premium Tax Charge
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

Periodic Charges

Monthly Charges

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among investment options and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to an investment option or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, unless we agree otherwise, we will proportionally increase the deduction from the other investment options or Guaranteed Interest Account.


.. Issue Expense Charge. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. We charge $150. We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

.. Administrative Charge. This charge covers the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

.. Cost of Optional Insurance Benefits. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

Two riders are available at no charge with every Flex Edge policy:

  . Living Benefits Rider. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

  . Whole Life Exchange Option Rider. This rider permits you to exchange Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15.

We charge for providing benefits under the following riders:

  . Disability Waiver of Specified Premium Rider. Charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age five through 60 under this rider and terminate the rider when the insured person reaches age 65.

  . Accidental Death Benefit Rider. Charges vary based on age, sex, and amount of additional death benefit.

  .  Death Benefit Protection Rider. Charge is based upon the face amount.

  . Purchase Protection Plan Rider. Charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

  . Face Amount of Insurance Increase Rider. Charge is based upon the face amount.

Daily Charges

We deduct a percentage each business day from every investment option. This deduction is reflected in each investment option's daily value.


..  Mortality and Expense Risk Charge
  We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

  If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


  We charge a maximum mortality and expense charge of .80% of your policy value allocated to the investment options, on an annualized basis.


..  Loan Interest Charged
  We charge your policy for outstanding loans at the rates shown below. The rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. We credit your policy 65 in all years. The difference is to compensate us for costs associated with administering the loans.

Loan Interest rate Charged:

        .    Policy Years 1-10 (or insured's age 65 if earlier):    8%
        .    Policy Years 11+:                                      7%

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Conditional Charges
These are other charges that are imposed only if certain events occur.

.. Surrender Charge. During the first ten policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period from the policy value. In policy years one through ten, the full surrender charge as described below will apply if you either surrender the policy for its cash surrender value or permit the policy to lapse. The applicable surrender charge in any policy month is the full surrender charge minus any surrender charges previously paid. There is no surrender charge after the 10th policy year. During the first ten policy years, the maximum surrender charge that you can pay while you own the policy is equal to either A + B (defined below) or the amount shown in the table.

  A is equal to:

   1)30% of all premiums paid (up to and including the amount stated on the schedule page of your policy, which is calculated according to a formula contained in an SEC rule); plus

   2)10% of all premiums paid in excess of this amount but not greater than twice this amount: plus

   3)9% of all premiums paid in excess of twice this amount.

  B is equal to $5 per $1000 of initial face amount.

The surrender charge table that appears in the policy is reproduced below:

                       ---------------------------------
                        Maximum Surrender Charge Table
                       ---------------------------------
                       Policy Surrender Policy Surrender
                       Month   Charge   Month   Charge
                        1-60  $1029.22    91    $672.70
                         61    1018.93    92     657.06
                         62    1008.64    93     641.41
                         63     998.35    94     625.77
                         64     988.06    95     610.12
                         65     977.76    96     594.48
                         66     967.47    97     578.84
                         67     957.18    98     563.19
                         68     946.89    99     547.55
                         69     936.59   100     531.90
                         70     926.30   101     516.26
                         71     916.01   102     500.61
                         72     905.72   103     484.97
                         73     895.43   104     469.33
                         74     885.13   105     453.68
                         75     874.84   106     438.04
                         76     864.55   107     422.39
                         77     854.26   108     406.75
                         78     843.96   109     372.85
                         79     833.67   110     338.96
                         80     823.38   111     305.06
                         81     813.09   112     271.17
                         82     802.80   113     237.27
                         83     792.50   114     203.37
                         84     782.21   115     169.48
                         85     766.57   116     135.58
                         86     750.92   117     101.69
                         87     735.28   118      67.79
                         88     719.63   119      33.90
                         89     703.99   120        .00
                         90     688.35

  We may reduce the surrender charge for policies issued under group or sponsored arrangements. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangements.


.. Partial Surrender Fee. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each investment option and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.



.. Partial Surrender Charge. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge is deducted from the policy value upon a partial surrender of the policy. This charge is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the investment options and the Guaranteed Interest Account in the same proportion as for the withdrawal.


  A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


Other Tax Charges
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Annual Fund Expenses."

These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
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Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

Maturity Date
Unless the policy has terminated, it will mature on its policy maturity date. Upon written request we will pay you the surrender value on that date in one sum, or you may direct that we apply the surrender value under any of the various payment options. See "Payment of Proceeds--Payment Options" for additional information.

Contract Limitations

Assignment
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within five business days, in which case we will provide a policy refund, as outlined below.

Eligible Purchasers
Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

Premium Payments

The Flex Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.



A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions, on the valuation date we approve you for coverage assuming we have received your completed application in good order. We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.

For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus. For more information, refer to the section, "Federal Income Tax Considerations." We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix Money Market investment option. When your right to cancel expires we allocate the policy value among the investment options and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.


Payment by Check
We may wait to credit your policy if you pay by check until your check has cleared your bank.

Automated Payments

You may elect to pay subsequent premiums by pre-authorized check. Under this service, we automatically deduct premiums each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15 of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.

You can discontinue this service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, the premium payment frequency will be changed to the most frequent modal premium available under your policy. We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account. We may discontinue this service with 30 days' written notice to you.


Allocation of Premium

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix Money Market investment option of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix Money Market investment option is allocated among the investment options of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charge. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


Premium payments received during a grace period, after deduction of state and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various investment options of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


Policy Refund
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any unpaid loans and loan interest; plus

2)any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

General
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Postponement of Payments

General
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

.. for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Optional Insurance Benefits
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

.. Disability Waiver of Specified Premium Rider. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

.. Accidental Death Benefit Rider. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

  .  the insured dies from bodily injury that results from an accident; and

  .  the insured dies no later than 90 days after injury.

.. Death Benefit Protection Rider. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid.
   Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

   1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

   2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

   3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

.. Face Amount of Insurance Increase Rider. Under the terms of this rider, any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and Phoenix requires additional evidence of insurability. The effective date of the increase will generally be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not the policyowner pays an additional premium in connection with the increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase. There is no charge for this rider.

.. Purchase Protection Plan Rider. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

.. Living Benefits Rider. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

.. Whole Life Exchange Option Rider. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

Death Benefit

General
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Requests for Increase in Face Amount
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $3.00 per $1,000 of face amount increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is related to a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is related to a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

Payment of Proceeds
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Surrender and Death Benefit Proceeds
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

Payment Options
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.


You should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check. A beneficiary may opt out of the PCA and may elect one of the payment options described below, or another option we are then offering for this policy before payment of the death proceeds.

The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to certain restrictions (including minimum amount requirements). In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. A recipient should consult a qualified tax adviser before electing to receive an annuity.


Option 1--Lump Sum
Payment in one lump sum.

Option 2--Left to Earn Interest
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

Option 3--Payment for a Specific Period
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

Option 4--Life Annuity with Specified Period Certain
Equal installments are paid until the later of:

..  the death of the payee; or

..  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

..  10 years;

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

Option 5--Life Annuity
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

Option 6--Payments of a Specified Amount
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

Option 7--Joint Survivorship Annuity with 10-Year Period Certain

The first payment will be on the date of settlement. Equal installments are paid until the latest of:

..  the end of the 10-year period certain;

..  the death of the insured; or

..  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

Surrenders

General
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

Full Surrenders
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

Partial Surrenders
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any investment option or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that investment option or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:


.. The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each investment option or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each investment option will be made in the same manner as that provided for monthly deductions.

.. The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each investment option or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

.. A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the investment option or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

Transfer of Policy Value
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Internet, Interactive Voice Response and Telephone Transfers

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue any of these options and may provide other options at any time. We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or


..  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

Market Timing and Other Disruptive Trading
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We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in a investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
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You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. Except as described below, you may have only one program in effect at a time.

Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         . $150 semiannually
 .  $75 quarterly                       . $300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 6 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

Use of Asset Rebalancing and Dollar Cost Averaging Programs
If you elect to participate in either

   1.the Franklin Templeton Founding Investment Strategy; or

   2.the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

   1.Dollar Cost Averaging, and

   2.Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson
     Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.


Additional Programs
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You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy Through the Franklin
   Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund - 34%
  .  Mutual Shares Securities Fund - 33%
  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation
  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. . If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your policy date for as long as the asset allocation program is in effect for your policy.


  You should consult with your registered representative for the most current information on this program and the options within the program.


..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth


If you should elect any of the programs listed above, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.

Policy Loans
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Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the investment options or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account.

Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each investment option or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 6%, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the investment options as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.


Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

.. You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears. The loan interest rate in effect are as follows:

            Policy Years 1-10 (or insured's age 65 if earlier):   8%
            Policy Years and thereafter:                          7%


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your investment options and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the investment options or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the investment options or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment options or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the investment options or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


Lapse and Reinstatement
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Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.


During the grace period, the policy will continue in force but investment option transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If your policy lapses, it may not be reinstated.



If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the investment options or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the investment options or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


Federal Income Tax Considerations
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Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance
In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).

There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue and cannot be changed thereafter.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "business and Corporate-owned Policies"). . Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.

As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.

Business and Corporate-Owned Policies
If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, policy earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the policy. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.

Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.


Modified Endowment Contracts

General

A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).

We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.


Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure ) are considered distributions under a modified endowment contract.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.

The Phoenix Companies, Inc. -
 Legal Proceedings about Company Subsidiaries
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We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.


Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
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The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
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PLIC has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA .

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

Compensation. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, are not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

Preferred Distribution Arrangements. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
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                       Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                      Growth of capital










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AIM V.I. Core Equity Fund /1,3/                         Growth of capital










---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1,3/                 Long term growth of capital










---------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Long term capital appreciation
Alger American Leveraged AllCap Portfolio) /1,3/
---------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the
                                                        Standard & Poor's 500 Composite Stock Price Index,
                                                        which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the
                                                        Russell 2000(R) Index, which emphasizes stocks of
                                                        small US companies.
---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio of U.S. government and government agency
                                                        securities
---------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a
                                                        professionally managed, diversified portfolio of high
                                                        yield, lower rated corporated bonds (also known as
                                                        "Junk Bonds")
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                    Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio             Capital growth
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           Capital appreciation
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio            As high a level of current income as is consistent
                                                        with the preservation of capital

---------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         Maximize income while maintaining prospects for
                                                        capital appreciation
---------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1,3/             Long term capital appreciation
---------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                      Invesco Aim Advisors, Inc.
                                                         Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.;
                                                         Invesco Global Asset Management (N.A.), Inc.;
                                                         Invesco Institutional (N.A.), Inc.;
                                                         Invesco Senior Secured Management, Inc.;
                                                         Invesco Hong Kong Limited;
                                                         Invesco Asset Management Limited;
                                                         Invesco Asset Management (Japan) Limited;
                                                         Invesco Asset Management Deutschland, GmbH; and
                                                         Invesco Australia Limited
--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1,3/                         Invesco Aim Advisors, Inc.
                                                         Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.;
                                                         Invesco Global Asset Management (N.A.), Inc.;
                                                         Invesco Institutional (N.A.), Inc.;
                                                         Invesco Senior Secured Management, Inc.;
                                                         Invesco Hong Kong Limited;
                                                         Invesco Asset Management Limited;
                                                         Invesco Asset Management (Japan) Limited;
                                                         Invesco Asset Management Deutschland, GmbH; and
                                                         Invesco Australia Limited
--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1,3/                 Invesco Aim Advisors, Inc.
                                                         Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.;
                                                         Invesco Global Asset Management (N.A.), Inc.;
                                                         Invesco Institutional (N.A.), Inc.;
                                                         Invesco Senior Secured Management, Inc.;
                                                         Invesco Hong Kong Limited;
                                                         Invesco Asset Management Limited;
                                                         Invesco Asset Management (Japan) Limited;
                                                         Invesco Asset Management Deutschland, GmbH; and
                                                         Invesco Australia Limited
--------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio) /1,3/
--------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Federated Investment Management Company


--------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      Federated Investment Management Company



--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                    Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio             Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio            Fidelity Management and Research Company
                                                         Subadvisor: Fidelity Investments Money
                                                          Management, Inc.
--------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1,3/             Lazard Asset Management LLC
--------------------------------------------------------------------------------------------------------


                      Fund Name                                         Investment Objective
Lord Abbett Bond-Debenture Portfolio                  High current income and the opportunity for capital
                                                      appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Long-term growth of capital and income without
                                                      excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Capital appreciation through investments, primarily in
                                                      equity securities which are believed to be
                                                      undervalued in the marketplace
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Capital appreciation with income as a secondary goal
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Long term capital growth
(formerly Neuberger Berman AMT Fasciano Portfolio)
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Long term growth of capital; current income is a
                                                      secondary goal
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation by investing in securities of well-
                                                      known, established companies
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation by investing in
                                                      securities of foreign insurers, "growth-type"
                                                      companies, cyclical industries and special situations
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             Capital appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Intermediate and long-term capital appreciation with
                                                      income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Dividend growth, current income and capital
                                                      appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Capital appreciation

---------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           As high a level of current income as is consistent
                                                      with the preservation of capital and maintenance of
                                                      liquidity
---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Long-term total return

---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           High current income while attempting to limit
                                                      changes in the series' net asset value per share
                                                      caused by interest rate changes
---------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   High total return consistent with prudent investment
                                                      risk



---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Long-term capital growth

---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Capital appreciation and income with approximately
                                                      equal emphasis

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive   Long-term capital growth
Growth /2,3/
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/ Long-term capital growth with current income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Current income with capital growth as a secondary
Moderate /2,3/                                        consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Long-term capital growth and current income with a
Growth /2,3/                                          greater emphasis on capital growth
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Long-term capital appreciation with current income
                                                      as a secondary investment objective
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Long-term capital appreciation by investing primarily
                                                      in small-capitalization stocks that appear to be
                                                      undervalued with current income as a secondary
                                                      investment objective
---------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Long-term capital appreciation with current income
                                                      as a secondary consideration

---------------------------------------------------------------------------------------------------------------



                      Fund Name                                 Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                  Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Lord, Abbett & Co. LLC


---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano Portfolio)     Subadvisor: Neuberger Berman, LLC
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Neuberger Berman Management Inc.
                                                       Subadvisor: Neuberger Berman, LLC
---------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 OppenheimerFunds, Inc.


---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Harris Investment Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Phoenix Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Neuberger Berman Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.

---------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.

---------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   Phoenix Variable Advisors, Inc.
                                                       Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                        income portion)
                                                       Phoenix Investment Counsel, Inc.
                                                       (equity portion)
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Aberdeen Asset Management Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Duff & Phelps Investment
                                                        Management Company
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive   Phoenix Variable Advisors, Inc. Limited Services
Growth /2,3/                                           Subadvisor: Ibbotson Associates, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/ Phoenix Variable Advisors, Inc. Limited Services
                                                       Subadvisor: Ibbotson Associates, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc. Limited Services
Moderate /2,3/                                         Subadvisor: Ibbotson Associates, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Phoenix Variable Advisors, Inc. Limited Services
Growth /2,3/                                           Subadvisor: Ibbotson Associates, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.


---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Morgan Stanley Investment
                                                        Management Inc., d/b/a Van Kampen
---------------------------------------------------------------------------------------------------------


                    Fund Name                                      Investment Objective
Phoenix-Van Kampen Equity 500 Index Series        High total return


----------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio  Seeks maximum real return consistent with prudent investment management
----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                       Seeks maximum real return, consistent with
                                                  preservation of real capital and prudent investment
                                                  management
----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                      Seeks maximum total return, consistent with
                                                  preservation of capital and prudent investment
                                                  management
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Seeks to provide total returns that inversely correlate
Strategy Fund /1,3/                               to the price movements of a benchmark for U.S.
                                                  Treasury debt instruments or futures contract on a
                                                  specified debt instrument. The Fund's current
                                                  benchmark is the inverse of the daily price movement
                                                  of the Long Treasury Bond.
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/              Seeks to provide investment results that match the
                                                  performance of its benchmark on a daily basis. The
                                                  Fund's current benchmark is 150% of the
                                                  performance of the S&P 500 Index
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1,3/   Seeks long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                        Seeks a combination of growth of capital and current
                                                  income, with relatively low risk and relatively low
                                                  fluctuations in value
----------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                            Seeks high current income while seeking to control
                                                  risk
----------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                    Seeks a combination of growth of capital, current
                                                  income, growth of income and relatively low risk as
                                                  compared with the stock market as a whole
----------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                  Seeks growth of capital
----------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                   Seeks growth of capital
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio             Seeks investment results that correspond to the total
                                                  return performance of U.S. common stock, as
                                                  represented by the S&P MidCap 400 Index
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 Long-term capital growth
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  Long-term capital growth
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio        Capital appreciation and current income
----------------------------------------------------------------------------------------------------------
Wanger International Select                       Long-term growth of capital
----------------------------------------------------------------------------------------------------------
Wanger International Small Cap /4/                Long-term growth of capital
----------------------------------------------------------------------------------------------------------
Wanger Select                                     Long-term growth of capital
----------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                 Long-term growth of capital
----------------------------------------------------------------------------------------------------------



                    Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Equity 500 Index Series        Phoenix Variable Advisors, Inc.
                                                   Subadvisor: Morgan Stanley Investment
                                                    Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio  Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                       Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                      Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Rydex Investments
Strategy Fund /1,3/




-------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/              Rydex Investments



-------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1,3/   Rydex Investments
-------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                        Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                            Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                    Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                  Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                   Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio             Summit Investment Partners, Inc.


-------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio        Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------
Wanger International Select                       Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------
Wanger International Small Cap /4/                Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------
Wanger Select                                     Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                 Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------


/1/ This fund closed to new investment on May 1, 2006.
/2/ This fund closed to new investment on March 24, 2008.
/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2008, to be known as Wanger International.
/5/ Effective June 1, 2008, to be known as Wanger USA.

[LOGO]

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012

--------------------------------------------------------------------------------

Additional information about the Flex Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

2667

Investment Company Act File No. 811-04721

L0141PR (C) 2008 The Phoenix Companies, Inc.                               5-08

                                                                     [Version B]



                             Flex Edge Success(R)

                                 Joint Edge(R)

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company


 PROSPECTUS                                                       May 1, 2008



This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account, (collectively, "Guaranteed Interest Accounts") and/or one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account"). The investment options purchase, at net asset value, shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix-Alger Small-Cap Growth
 DWS Scudder Investments VIT Funds -       Series
 Class A                                .  Phoenix-Duff & Phelps Real Estate
 .  DWS Equity 500 Index VIP               Securities Series
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Aggressive Growth/ 2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Growth/ 2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate/ 2/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Moderate Growth/ 2/
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Sanford Bernstein Mid-Cap
    Portfolio                              Value Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 .  Fidelity VIP Growth Portfolio       . Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series/ /
 Franklin Templeton Variable Insurance  PIMCO Variable Insurance Trust -
 Products Trust - Class 2               Advisor Class
 .  Franklin Income Securities Fund     .  PIMCO VIT CommodityRealReturn/TM/
 .  Mutual Shares Securities Fund          Strategy Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Real Return Portfolio
    Securities Fund                     .  PIMCO VIT Total Return Portfolio
 .  Templeton Foreign Securities Fund   The Rydex Variable Trust
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Inverse
 Lazard Retirement Series                  Government Long Bond Strategy
 .  Lazard Retirement Small Cap            Fund /1/
    Portfolio /1/                       .  Rydex Variable Trust Nova Fund /1/
 Lord Abbett Series Fund, Inc. - Class  .  Rydex Variable Trust Sector
 VC                                        Rotation Fund /1/
 .  Lord Abbett Bond-Debenture          Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Growth and Income          Balanced Fund
    Portfolio                           .  Sentinel Variable Products Bond
 .  Lord Abbett Mid-Cap Value Portfolio    Fund
 Neuberger Berman Advisers Management   .  Sentinel Variable Products Common
 Trust - Class S                           Stock Fund
 .  Neuberger Berman AMT Small Cap      .  Sentinel Variable Products Mid Cap
    Growth Portfolio                       Growth Fund
 .  Neuberger Berman AMT Guardian       .  Sentinel Variable Products Small
    Portfolio                              Company Fund
 Oppenheimer Variable Account Funds -   Summit Mutual Funds, Inc. - Summit
 Service Shares                         Pinnacle Series
 .  Oppenheimer Capital Appreciation    .  Summit S&P MidCap 400 Index
    Fund/VA                                Portfolio
 .  Oppenheimer Global Securities       The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
 .  Oppenheimer Main Street Small Cap   .  Van Kampen UIF Equity and Income
    Fund/VA                                Portfolio
 The Phoenix Edge Series Fund           Wanger Advisors Trust
 .  Phoenix Capital Growth Series       .  Wanger International Select
 .  Phoenix Growth and Income Series    .  Wanger International Small Cap /3/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies /4/


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.


   /4/Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information.




The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing. Read and keep this prospectus for future reference. If you have any questions, please contact us at:

 [GRAPHIC] Phoenix Variable Products    [GRAPHIC] Variable and Universal Life
           Mail Operations ("VPMO")               Administration ("VULA")
           PO Box 8027                            800/541-0171
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                      Page
-----------------------------------------------------------------

Benefit/Risk Summary                                            3
  Policy Benefits...........................................    3
  Policy Risks..............................................    3
Fee Tables..................................................    4
  Transaction Fees..........................................    4
  Periodic Charges Other than Fund Operating Expenses.......    5
  Minimum and Maximum Fund Operating Expenses...............    7
Phoenix Life Insurance Company..............................    8
Phoenix Life Variable Universal Life Account................    8
  Valuation Date............................................    8
Performance History.........................................    8
Voting Rights...............................................    8
The Variable Investment Options.............................    9
  Administrative, Marketing and Support Service Fees........    9
The Guaranteed Interest Accounts............................    9
  Guaranteed Interest Account...............................   10
  Long-term Guaranteed Interest Account.....................   10
Charges and Deductions......................................   10
  General...................................................   10
  Charges Deducted from Premium Payments....................   10
  Periodic Charges..........................................   11
  Conditional Charges.......................................   12
  Other Tax Charges.........................................   13
  Fund Charges..............................................   13
The Policy..................................................   13
  Contract Rights...........................................   13
  Contract Limitations......................................   13
  Purchasing a Policy.......................................   14
General.....................................................   15
  Postponement of Payments..................................   15
  Optional Insurance Benefits...............................   16
  Death Benefit.............................................   17
Payment of Proceeds.........................................   17
  Surrender and Death Benefit Proceeds......................   17

Heading                                                      Page

  Payment Options...........................................   18
  Surrenders................................................   19
Transfer of Policy Value....................................   19
  Internet, Interactive Voice Response and Telephone
   Transfers................................................   19
  Transfer Restrictions.....................................   19
Market Timing and Other Disruptive Trading..................   20
Systematic Transfer Programs................................   21
  Asset Rebalancing Program.................................   21
  Dollar Cost Averaging Program.............................   21
Additional Programs.........................................   21
  Asset Allocation and Strategic Programs...................   21
  Selecting a Program and Option............................   22
Policy Loans................................................   22
Lapse and Reinstatement.....................................   23
Federal Income Tax Considerations...........................   24
  Introduction..............................................   24
  Income Tax Status.........................................   24
  Policy Benefits...........................................   24
  Business-Owned Policies...................................   25
  Modified Endowment Contracts..............................   25
  Limitations on Unreasonable Mortality and Expense Charges.   26
  Qualified Plans...........................................   26
  Diversification Standards.................................   26
  Owner Control.............................................   26
  Change of Ownership or Insured or Assignment..............   27
  Other Taxes...............................................   27
  Withholding...............................................   27
The Phoenix Companies, Inc. - Legal Proceedings about
  Company Subsidiaries......................................   27
Financial Statements........................................   28
Distribution................................................   28
Appendix A - Investment Options.............................  A-1
Appendix B - Glossary of Special Terms......................  B-1

Benefit/Risk Summary
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in "Appendix B-Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.

Policy Benefits

Death Benefits
The policy is first and foremost, a life insurance policy. The policy can be purchased on one life (single life policies) or on two lives up to five lives (multiple life policies). While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy. When more than one life is insured, we pay the death benefit when the first of the insureds dies.

You will choose a death benefit when you apply for a policy.

.. Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

.. Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available for single life policies, is the Death Benefit Protection Rider, an additional insurance option that you may purchase by paying specified premiums.

Loans and Partial Surrenders
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed. Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs."

Temporary Insurance Coverage
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

Flexible Premiums
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

Optional Insurance Benefits
The following benefits may be available to you by rider:

..  Single Life Policies
  .  Disability Waiver of Specified Premium
  .  Accidental Death Benefit
  .  Death Benefit Protection
  . Whole Life Exchange Option (not available after January 27, 2003) . Purchase Protection Plan
  .  Living Benefits
  .  Cash Value Accumulation
  .  Child Term
  .  Family Term
  .  Business Term

..  Multiple Life Policies
  .  Disability Benefit
  .  Survivor Purchase Option
  .  Term Insurance
  .  Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.


Replacements


Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest


Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities, and the policyowner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any series will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

           Charge                       When Deducted                                Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge            Upon Payment.                      2.25% of each premium for single life policies.
---------------------------------------------------------------------------------------------------------------------------------
Federal Tax Charge            Upon Payment.                      1.50% of each premium for single life policies. No charge
                                                                 applies to multiple life policies.
---------------------------------------------------------------------------------------------------------------------------------
Issue Expense Charge and Face 1/12/th/ of the fee is deducted on The maximum charge is $600 for single life policies and
Amount Increase               each of the first 12 monthly       $150/2/ for multiple life policies.
                              calculation days/1/ after policy
                              issue or face amount increase.
---------------------------------------------------------------------------------------------------------------------------------
Surrender Charge/3/           Upon full surrender or lapse.      Maximum is 0.5% of policy face amount plus 28.5% of
                                                                 premiums paid for single life policies. Maximum is 30% of
                                                                 premiums paid for multiple life policies.
---------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge      Upon Partial Surrender or a        For a partial surrender:
                              decrease in the policy face        The charge that would apply upon a full surrender multiplied
                              amount.                            by the partial surrender amount divided by the result of
                                                                 subtracting the full surrender charge from the policy value.
                                                                 For a decrease in face amount:
                                                                 The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount
                                                                 prior to the decrease.
---------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Fee         Upon Partial Surrender.            2% of surrender amount up to a maximum of $25.
---------------------------------------------------------------------------------------------------------------------------------
Transfer Charge               Upon Transfer.                     At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                 transfer after the first two transfers in any given policy year.
---------------------------------------------------------------------------------------------------------------------------------

/1/ The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.

/2/ The Issue Expense Charge is $50 per month for the first 12 policy months for single life policies and $12.50 per month for the first 12 policy months for multiple life policies.
/3/ The surrender charge begins to decrease after five policy years, and becomes zero after ten policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.

              Periodic Charges Other than Fund Operating Expenses


         Charge                     When Deducted                                  Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/      On each Monthly
                          Calculation Day.
 Minimum and Maximum
 Charges                  ................................. $0.02 - $83.33 per $1,000 of amount at risk/2/ each month.
 Example for a male age
 30 in the nonsmoker
 preferred class and
 female age 30 in the
 nonsmoker preferred                                        We would charge $0.1170 per $1,000 of amount at risk/2/ per month.
 class.                   ................................. We will increase this charge as they age.
---------------------------------------------------------------------------------------------------------------------------------
Administrative Charge     On each Monthly                   $10 per month.
                          Calculation Day.
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense     Daily                             0.80% on an annual basis, of investments in the investment options.
Risk Charge/4/
---------------------------------------------------------------------------------------------------------------------------------
Other Tax Charges         When we become liable for         We currently do not charge for taxes, however we reserve the right to
                          taxes.                            impose a charge should we become liable for taxes in the future.
                                                            Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
---------------------------------------------------------------------------------------------------------------------------------
Loan Interest Rate        Interest accrues daily and        The maximum net cost to the policy value is 2% of the loan balance
Charged/5/                is due on each policy             on an annual basis.
                          anniversary. If not paid on
                          that date, we will treat the
                          accrued interest as another
                          loan against the policy.
---------------------------------------------------------------------------------------------------------------------------------
                                       Optional Insurance Benefits - Single Life Policies
---------------------------------------------------------------------------------------------------------------------------------
Death Benefit Protection  On each Monthly                   $0.01 per $1,000 of face amount per month.
Rider                     Calculation Day.
---------------------------------------------------------------------------------------------------------------------------------
Purchase Protection Plan  On Rider Date, and on each
Rider/6/                  Monthly Calculation Day.
 Minimum and Maximum      ................................. $0.05 - $0.17 per unit/7/ purchased per month.
 Example for a male age
 34 in the nonsmoker
 premium class.           ................................. $0.1586 per unit/7/ purchased per month.
---------------------------------------------------------------------------------------------------------------------------------
Disability Waiver of      On each Monthly
Specified Premium         Calculation Day.
Rider/6/
 Minimum and Maximum      ................................. $0.22 - $0.82 per $100 of premium waived per month.
 Example for a male age
 35 in the nonsmoker
 premium class.           ................................. $0.2304 per $100 of premium waived per month.
---------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit  On each Monthly
Rider/6/                  Calculation Day.
 Minimum and Maximum      ................................. $0.07 - $0.26 per $1,000 of rider amount per month.
 Example for a male age
 36 in the nonsmoker
 premium class.           ................................. $0.07226 per $1,000 of rider amount per month.
---------------------------------------------------------------------------------------------------------------------------------
Living Benefits Rider     We do not charge for this         We describe this rider later under "Optional Insurance Benefits."
                          rider.
---------------------------------------------------------------------------------------------------------------------------------
Whole Life Exchange       We do not charge for this         We describe this rider later under "Optional Insurance Benefits."
Option Rider              rider.
---------------------------------------------------------------------------------------------------------------------------------

      Charge                      When Deducted                                    Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Child Term Rider/8/   On Rider Date, and on each
                      Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.06 - $0.14 per $1,000 of rider face amount.
 Example for a male                                          $0.0608 per $1,000 of rider face amount. We would generally increase
 child age 10.        ...................................... this charge as he ages.
---------------------------------------------------------------------------------------------------------------------------------
Family Term Rider/8/  On Rider Date, and on each
                      Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.08 - $8.11 per $1,000 of rider face amount.
 Example for a male
 age 37 in the
 nonsmoker premium                                           $0.223 per $1,000 of rider face amount. We would generally increase
 class.               ...................................... this charge as he ages.
---------------------------------------------------------------------------------------------------------------------------------
Business Term         On Rider Date, and on each
Rider/8/              Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.07 - $30.73 per $1,000 of rider face amount.
 Example for a male
 age 37 in the
 nonsmoker premium                                           $0.078 per $1,000 of rider face amount. We would generally increase
 class.               ...................................... this charge as he ages.
---------------------------------------------------------------------------------------------------------------------------------
                                     Optional Insurance Benefits - Multiple Life Policies
---------------------------------------------------------------------------------------------------------------------------------
Survivor Purchase     On Rider Date, and on each
Option Rider/6/       Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.02 - $0.87 per $1,000 of rider face amount per month.
 Example for two 45
 year old
 nonsmokers.          ...................................... We would charge $0.04 per $1,000 of face amount per month.
---------------------------------------------------------------------------------------------------------------------------------
Disability Benefit    On Rider Date, and on each
and Waiver Rider/6/   Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.0007 - $0.22 per $1,000 of net amount at risk per month.
 Example for a 35
 year old male                                               We would charge $0.02334 per $1,000 of net amount at risk per
 nonsmoker.           ...................................... month.
---------------------------------------------------------------------------------------------------------------------------------
Term Insurance        On Rider Date, and on each
Rider/8/              Monthly Calculation Day.
 Minimum and Maximum  ...................................... $0.0001 - $83.33 per $1,000 of rider face amount per month.
 Example for a 37
 year old male
 nonsmoker.           ...................................... We would charge $0.078 per $1,000 of face amount per month.
---------------------------------------------------------------------------------------------------------------------------------
Policy Exchange       We do not charge for this              We describe this rider later under "Optional Insurance Benefits".
Option Rider          rider.
---------------------------------------------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount of the policy. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
/4/ We do not deduct this charge from investments in the Guaranteed Interest
    Account. We currently reduce this charge to 0.25% in policy years 16+ for single life policies and multiple life policies issued on or after July 16, 2004.
/5/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
/6/ This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.
/7/ Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider
/8/ This charge will vary according to age, gender and risk classification.
    Charges will generally increase with age.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



                     Total Annual Fund Operating Expenses



                                                  Minimum   Maximum
            Gross Annual Fund Operating Expenses   0.31%     3.83%
            Net Annual Fund Operating Expenses/1/  0.28%     3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899 Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.



Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the NYSE is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

Performance History
--------------------------------------------------------------------------------


We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.



While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.



We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election, or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment Options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.



The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Accounts
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

Guaranteed Interest Account

We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                    .First Year:    25% of the total value
                    .Second Year:   33% of remaining value
                    .Third Year:    50% of remaining value
                    .Fourth Year:   100% of remaining value

Long-term Guaranteed Interest Account
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges are deducted in connection with the policy to compensate us for:

..  our expenses in selling the policy;

..  underwriting and issuing the policy;

..  premium and federal taxes incurred on premiums received;

..  providing the insurance benefits set forth in the policy; and

..  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

..  issue expense charge; and/or

..  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

Charges Deducted from Premium Payments

Issue Expense Charge
This charge helps us pay the underwriting and start-up expenses we incur when we issue the policy. There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year. For single life policies we charge $1.50 per $1,000 of initial face amount to a maximum of $600. For multiple life policies we charge $150.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.

Premium Tax Charge
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Single life policies will be assessed a tax charge equal to 2.25% of the premiums paid. Multiple life policies will be assessed the actual premium tax incurred. These charges are deducted from each premium payment.

Federal Tax Charge
A charge equal to 1.50% of each premium will be deducted from each premium payment on a single life policy to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs. There is no Federal Tax charge on multiple life policies.

Periodic Charges

Monthly Charges

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among investment options and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.



You will select this schedule in your application, and you can change it later. If the amount allocated to an investment option or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, unless we agree otherwise, we will proportionally increase the deduction from the other investment options or Guaranteed Interest Account.


.. Administrative Charge. This charge covers the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

  We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.



.. Cost of Optional Insurance Benefits. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

  Certain riders are available at no charge:

  . Living Benefits Rider (for single life policies). This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

  . Cash Value Accumulation Rider (for single life policies). You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

  . Whole Life Exchange Option Rider (for single life policies). This rider permits you to exchange a Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15.

  . Policy Exchange Option Rider (for multiple life policies). This rider provides for the exchange of the multiple life policy for single life policies.

  We charge for providing benefits under the following riders:

  . Disability Waiver of Specified Premium Rider (for single life policies) charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age five through 60 under this rider and terminate the rider when the insured person reaches age 65.

  . Accidental Death Benefit Rider (for single life policies) charges vary based on age, sex, and amount of additional death benefit.

  . Purchase Protection Plan Rider (for single life policies) charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

  . Child Term Rider charges (for single life policies) depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

  . Family Term Rider (for single life policies) charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

  . Business Term Rider (for single life policies) charges vary based on age(s), gender(s), smoker classification(s), and table rating(s), and the Rider's face amount.

  . Death Benefit Protection Rider (for single life policies) charge is based upon the face amount.

  . Disability Benefit Rider (for multiple life policies) charge is based on the age(s), gender(s), smoker classification(s), specified amount and the number of insureds.

  . Survivor Purchase Option Rider (for multiple life policies) charge is based upon the face amount of the policy.

  . Term Insurance Rider (for multiple life policies) based on the age(s), gender(s), smoker classifications of the persons insureds.

Daily Charges

We deduct a percentage each business day from every investment option. This deduction is reflected in each investment option's daily value.


.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

  If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

  Current Mortality and Expense Risk Charge:

  Single Life Policies and Multiple Life Policies (issued on or after July 16,
  2004):

              .    Policy years one through 15:    .80% annually;
              .    Policy years 16 and after:      .25% annually.

  Multiple Life Policies (issued prior to July 16, 2004):

                  .    For all policy years:    .80% annually.

.. Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65; the rates for years 16 and after apply after attained age 65.

Single Life Policies

       .    Policy years 1-10 (or insured's age 65 if earlier):        4%
       .    Policy years 11-15:                                        3%
       .    Policy years 16 and thereafter:                        2 1/2%

Single Life policies - New York and New Jersey only

      .    Policy years 1-10 (for insured's age 65 if earlier):        6%
      .    Policy years 11-15:                                         5%
      .    Policy years 16 and thereafter:                         4 1/2%

Multiple Life Policies

                  .    Policy years 1-10:                 8%
                  .    Policy years 11 and thereafter:    7%

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Conditional Charges
These are other charges that are imposed only if certain events occur.

.. Surrender Charge. During the first ten policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period from the policy value.

  During the first ten policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no Surrender charge after the 10th policy year. During the first two policy years on single life policies and during the first ten policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to either A plus B (as shown below), whichever is less. After the first two policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

  A is equal to:

   1)28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

   2)8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

   3)7.5% of all premiums paid in excess of twice this amount.

  B is equal to $5 per $1,000 of initial face amount.

  The following is the surrender charge schedule for a male age 35 in the nonsmoker classification at a face amount of $100,000.


                       ---------------------------------
                           Surrender Charge Schedule
                       ---------------------------------
                       Policy Surrender Policy Surrender
                       Month   Charge   Month   Charge
                        1-60  $1307.54    91    $933.20
                         61    1295.46    92     921.13
                         62    1283.39    93     909.05
                         63    1271.31    94     896.97
                         64    1259.24    95     884.90
                         65    1247.16    96     872.82
                         66    1235.08    97     836.39
                         67    1223.01    98     799.95
                         68    1210.93    99     763.52
                         69    1198.86   100     727.09
                         70    1186.78   101     690.65
                         71    1174.71   102     654.22
                         72    1162.63   103     617.78
                         73    1150.56   104     581.35
                         74    1138.48   105     544.91
                         75    1126.41   106     508.48
                         76    1114.33   107     472.05
                         77    1102.26   108     435.61
                         78    1090.18   109     399.18
                         79    1078.10   110     362.74
                         80    1066.03   111     326.31
                         81    1053.95   112     289.97
                         82    1041.88   113     253.44
                         83    1029.80   114     217.01
                         84    1017.73   115     180.57
                         85    1005.65   116     144.14
                         86     993.58   117     107.70
                         87     981.50   118      71.27
                         88     969.43   119      34.83
                         89     957.35   120        .00
                         90     945.28


.. Partial Surrender Charge (face amount decrease). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the investment options and the Guaranteed Interest Account in the same proportion as for the withdrawal.


  A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


.. Partial Surrender Fee. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each investment option and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.



.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


Other Tax Charges
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Annual Fund Expenses."

These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

Contract Limitations

Assignment
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within five business days, in which case we will provide a policy refund, as outlined below.

Eligible Purchasers
Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from two to five lives under one policy, for any person up to age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a policy could be purchased on the lives of spouses, family members, business partners or other related groups.

Premium Payments

The policies are flexible premium variable universal life insurance policies. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.



The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.



A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions on the valuation date we approve you for coverage assuming we have received your completed application in good order. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations". We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix Money Market investment option. When your right to cancel expires we allocate the policy value among the investment options and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.



We reduce premium payments by the premium tax charge before we apply them to your policy. Single life policies will also be reduced by a federal tax charge of 1.50%. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.


Payment by Check
We may wait to credit your policy if you pay by check until your check has cleared your bank.

Automated Payments

You may elect to pay subsequent premiums by pre-authorized check. Under this service, we automatically deduct premiums each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15 of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.



You can discontinue this service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, the premium payment frequency will be changed to the most frequent modal premium available under your policy. We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account. We may discontinue this service with 30 days' written notice to you.


Allocation of Premium

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix Money Market Investment Option of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix Money Market Investment Option is allocated among the investment options of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by applicable state premium tax charge and, for the single policies, by 1.50% for federal tax charges (if applicable). The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various investment options of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."



We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.



For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.


Policy Refund
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any unpaid loans and loan interest; plus

2)any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

General
--------------------------------------------------------------------------------

Postponement of Payments

General
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

.. for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Optional Insurance Benefits
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

Single Life Policies
.. Disability Waiver of Specified Premium Rider. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force. This policy is elected at issue.

.. Accidental Death Benefit Rider. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

  . the insured dies from bodily injury that results from an accident; and . the insured dies no later than 90 days after injury.

  We assess a monthly charge for this rider. This policy is elected at issue.

.. Death Benefit Protection Rider. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid.
   Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

   1)death benefit guaranteed until the later of the policy anniversary nearest the insured's 70/th/ birthday or policy year 7;

   2)death benefit guaranteed until the later of the policy anniversary nearest the insured's 80/th/ birthday or policy year ten;

   3)death benefit guaranteed until the later of the policy anniversary nearest the insured's 95/th/ birthday.

  Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

  For policies issued in New York, two guarantee periods are available:

   1)The policy anniversary nearest the Insured's 75/th/ birthday or the 10th policy year; or

   2)The policy anniversary nearest the Insured's 95/th/ birthday.

.. Purchase Protection Plan Rider. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

.. Living Benefit Rider. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.

.. Cash Value Accumulation Rider. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

.. Child Term Rider. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25/th/ birthday.

  We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

.. Family Term Rider. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy. This policy is elected at issue.

.. Business Term Rider. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed six times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

.. Whole Life Exchange Option Rider. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

Multiple Lives Policies
.. Disability Benefit Rider. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage. This policy is elected at issue.

..  Survivor Purchase Option Rider. The survivor(s) may purchase a new Multiple
   Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.

.. Term Insurance Rider. The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds. This policy is elected at issue.

.. Policy Exchange Option Rider. The Multiple Life Policy may be exchanged for single life policies where the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.

Death Benefit

General
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Requests for Increase in Face Amount
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new Free Look Period (see "The Summary--Right to Cancel") will be established for the amount of the increase.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is related to a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is related to a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.


The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000. You should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check. A beneficiary may opt out of the PCA and may elect one of the payment options described below, or another option we are then offering for this policy before payment of the death proceeds.



The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to certain restrictions (including minimum amount requirements). In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. A recipient should consult a qualified tax adviser before electing to receive an annuity.


If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

Payment Options
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

Option 1--Lump Sum
Payment in one lump sum.

Option 2--Left to Earn Interest
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

Option 3--Payment for a Specific Period
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

Option 4--Life Annuity with Specified Period Certain
Equal installments are paid until the later of:

..  the death of the payee; or

..  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

..  10 years;

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

Option 5--Life Annuity
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

Option 6--Payments of a Specified Amount
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

Option 7--Joint Survivorship Annuity with 10-Year Period Certain
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

..  the end of the 10-year period certain;

..  the death of the insured; or

..  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

Surrenders

General
At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed.

See "General Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

Full Surrenders
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

Partial Surrenders
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any investment option or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that investment option or the Guaranteed Interest Account.


Upon a partial surrender, the policy value will be reduced by the sum of the following:


.. The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each investment option or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each investment option will be made in the same manner as that provided for monthly deductions.



.. The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each investment option or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.



.. A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the investment option or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

Transfer of Policy Value
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Internet, Interactive Voice Response and Telephone Transfers

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue any of these options and may provide other options at any time.


We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or


..  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.



"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:



.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),



.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. Except as described below, you may have only one program in effect at a time. We do not charge for these programs.


Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.



You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options") and the Long-Term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


                     .$25 monthly     .$150 semiannually
                     .$75 quarterly   .$300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 6 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.



You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.



Use of Asset Rebalancing and Dollar Cost Averaging Programs


  If you elect to participate in either



   1.the Franklin Templeton Founding Investment Strategy; or



   2.the Phoenix-Ibbotson Strategic Asset Allocation Program,



  then you can also elect to participate in one or both of the following:



   1.Dollar Cost Averaging, and



   2.Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson
     Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.


Additional Programs
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You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy Through the Franklin
   Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund - 34%
  .  Mutual Shares Securities Fund - 33%
  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation PHL Variable and Ibbotson
   Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your policy date for as long as the asset allocation program is in effect for your policy. You should consult with your registered representative for the most current information on this program and the options within the program.



..  Phoenix Dynamic Asset Allocation Series The Phoenix Dynamic Asset Allocation
   Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:



  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  .  Phoenix Dynamic Asset Allocation Series: Growth


  .  Phoenix Dynamic Asset Allocation Series: Moderate


  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth


  If you should elect any of the programs listed above, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.

Policy Loans
--------------------------------------------------------------------------------

Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the investment options or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each investment option or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.


Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the investment options as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.


Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

Loan interest rate are as follows:

         .Single Life Policies
         .    Policy years 1-10:                                    4%
         .    Policy years 11-15:                                   3%
         .    Policy years 16 and thereafter*:                  2 1/2%

         .Single Life policies - New York and New Jersey only
         .    Policy years 1-10:                                    6%
         .    Policy years 11-15:                                   5%
         .    Policy years 16 and thereafter*:                  4 1/2%

  *These rates also apply after the insured attains age 65.

                  .Multiple Life Policies
                  .    Policy years 1-10:                 8%
                  .    Policy years 11 and thereafter:    7%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your investment options and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.



A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the investment options or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the investment options or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.



If the investment options or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the investment options or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


Lapse and Reinstatement
--------------------------------------------------------------------------------

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.


During the grace period, the policy will continue in force but investment option transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If your policy lapses, it may not be reinstated.


If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the investment options or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the investment options or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance


In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).



There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue.



Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.



Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.

As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.



Business and Corporate-Owned Policies


If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.



Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.


Modified Endowment Contracts

General



A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).



We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.




Reduction in Benefits During the First Seven Years

If during the first seven policy years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.

Distributions Affected



If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.




A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the Separate Account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.



At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
 Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.





In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.




These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

PLIC has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.



PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.


Compensation. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, are not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

Preferred Distribution Arrangements. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------



                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital








---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                 Growth of capital








---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/         Long term growth of capital








---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio) /1,3/
---------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R)/ /Index, which emphasizes stocks of small US
                                                 companies.
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     As high a level of current income as is consistent with
                                                 the preservation of capital

---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Maximize income while maintaining prospects for
                                                 capital appreciation
---------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1, 3/     Long term capital appreciation
---------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             High current income and the opportunity for capital
                                                 appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Long-term growth of capital and income without
                                                 excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------



                   Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                 Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/         Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio) /1,3/
--------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


--------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     Fidelity Management and Research Company
                                                  Subadvisor: Fidelity Investments Money
                                                   Management, Inc.
--------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1, 3/     Lazard Asset Management LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------


                      Fund Name                                          Investment Objective
Lord Abbett Mid-Cap Value Portfolio                    Capital appreciation through investments, primarily in
                                                       equity securities which are believed to be undervalued
                                                       in the marketplace
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio        Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                Long term growth of capital; current income is a
                                                       secondary goal
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               Capital appreciation by investing in securities of well-
                                                       known, established companies
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  Long-term capital appreciation by investing in
                                                       securities of foreign insurers, "growth-type"
                                                       companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA              Capital appreciation
----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          Intermediate and long-term capital appreciation with
                                                       income as a secondary consideration
----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                       Dividend growth, current income and capital
                                                       appreciation
----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          Capital appreciation

----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                            As high a level of current income as is consistent with
                                                       the preservation of capital and maintenance of liquidity
----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series               Long-term total return

----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series            High current income while attempting to limit changes
                                                       in the series' net asset value per share caused by
                                                       interest rate changes
----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                    High total return consistent with prudent investment
                                                       risk


----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk

----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  Long-term capital growth

----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately
                                                       equal emphasis

----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Long-term capital growth
Aggressive Growth /2, 3/

----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2, 3/ Long-term capital growth with current income as a secondary consideration

----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Current income with capital growth as a secondary
Moderate /2, 3/                                        consideration

----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate      Long-term capital growth and current income with a
Growth /2, 3/                                          greater emphasis on capital growth

----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as
                                                       a secondary investment objective
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       Long-term capital appreciation by investing primarily
                                                       in small-capitalization stocks that appear to be
                                                       undervalued with current income as a secondary
                                                       investment objective
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     Long-term capital appreciation with current income as
                                                       a secondary consideration

----------------------------------------------------------------------------------------------------------------



                      Fund Name                                  Investment Advisor / Subadvisor
Lord Abbett Mid-Cap Value Portfolio                    Lord, Abbett & Co. LLC


----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio        Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                 Subadvisor: Neuberger Berman, LLC
Portfolio)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                Neuberger Berman Management Inc.
                                                        Subadvisor: Neuberger Berman, LLC
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               OppenheimerFunds, Inc.

----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  OppenheimerFunds, Inc.


----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA              OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Harris Investment Management, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                       Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Phoenix Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Neuberger Berman Management, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                            Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series               Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series            Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.

----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                    Phoenix Variable Advisors, Inc.
                                                        Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                        income portion) Phoenix Investment Counsel, Inc.
                                                        (equity portion)
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Duff & Phelps Investment
                                                         Management Company
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Phoenix Variable Advisors, Inc.
Aggressive Growth /2, 3/                                Limited Services Subadvisor: Ibbotson
                                                         Associates, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2, 3/ Phoenix Variable Advisors, Inc.
                                                        Limited Services Subadvisor: Ibbotson
                                                         Associates, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Phoenix Variable Advisors, Inc.
Moderate /2, 3/                                         Limited Services Subadvisor: Ibbotson
                                                         Associates, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate      Phoenix Variable Advisors, Inc.
Growth /2, 3/                                           Limited Services Subadvisor: Ibbotson
                                                         Associates, Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Phoenix Variable Advisors, Inc.
                                                        Subadvisor: AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       Phoenix Variable Advisors, Inc.
                                                        Subadvisor: AllianceBernstein L.P.


----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Morgan Stanley Investment
                                                         Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund /1, 3/                        to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1, 3/ Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund /1, 3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1, 3/ Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------

--------

/1/ This fund closed to new investment on May 1, 2006.



/2/ This fund closed to new investment on March 24, 2008.



/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.



/4/ Effective June 1, 2008, to be known as Wanger International.



/5/ Effective June 1, 2008, to be known as Wanger USA.

Appendix B - Glossary of Special Terms
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.


Attained age: The age of the insured on the birthday nearest the most recent policy anniversary.

Cash surrender value: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

Death benefit option: The type of death benefit described in effect.

Debt: Unpaid policy loans with accrued interest.

Due proof of death: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

In force: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

In writing (written notice, written request): Is a written form signed by you, satisfactory to us and received by us.

Monthly calculation day: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

Net amount at risk: On a monthly calculation day it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

Payment date: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

Policy anniversary: The anniversary of the policy date.

Policy date: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

Policy month: The period from one monthly calculation date up to, but not including, the next monthly calculation date.


Policy value: The sum of your policy's share in the value of each investment option plus the value of your policy allocated to the Guaranteed Interest Account.


Policy year: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.


Investment Options: The accounts within our Separate Account to which nonloaned assets under the policy are allocated.



Unit: A standard of measurement used to determine the share of this policy in the value of each investment option of the Separate Account.


Valuation period: The period in days from the end of one valuation date through the next valuation date.

We (our, us, company): Phoenix Life Insurance Company.

You (your): The owner of this policy at the time an owner's right is exercised.

[LOGO]
Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012

--------------------------------------------------------------------------------

Additional information about the Flex Edge Success(R) and Joint Edge(R) Policies and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

V603, V601

Investment Company Act File No. 811-04721

L0224PR (C) 2008 The Phoenix Companies, Inc.                           5-08

                                                                     [Version C]



                              Individual Edge(R)

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company


 PROSPECTUS                                                       May 1, 2008



This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account"). The investment options purchase, at net asset value, shares of the following funds:



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity        .  Phoenix Money Market Series
    Fund /1/                            .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 DWS Scudder Investments VIT Funds -    .  Phoenix-Aberdeen International
 Class A                                   Series
 .  DWS Equity 500 Index VIP            .  Phoenix-Alger Small-Cap Growth
 .  DWS Small Cap Index VIP                Series
 Federated Insurance Series             .  Phoenix-Duff & Phelps Real Estate
 .  Federated Fund for U.S. Government     Securities Series
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Aggressive Growth/ 2/
    - Primary Shares                    .  Phoenix Dynamic Asset Allocation
 Fidelity(R) Variable Insurance            Series: Growth/ 2/
 Products - Service Class               .  Phoenix Dynamic Asset Allocation
 .  Fidelity VIP Contrafund(R)             Series: Moderate/ 2/
    Portfolio                           .  Phoenix Dynamic Asset Allocation
 .  Fidelity VIP Growth Opportunities      Series: Moderate Growth/ 2/
    Portfolio                           .  Phoenix-Sanford Bernstein Mid-Cap
 .  Fidelity VIP Growth Portfolio          Value Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 Franklin Templeton Variable Insurance  .  Phoenix-Van Kampen Comstock Series
 Products Trust - Class 2               .  Phoenix-Van Kampen Equity 500
 .  Franklin Income Securities Fund        Index Series
 .  Mutual Shares Securities Fund       PIMCO Variable Insurance Trust -
 .  Templeton Developing Markets        Advisor Class
    Securities Fund                     .  PIMCO VIT CommodityRealReturn(TM)
 .  Templeton Foreign Securities Fund      Strategy Portfolio
 .  Templeton Growth Securities Fund    .  PIMCO VIT Real Return Portfolio
 Lazard Retirement Series - Service     .  PIMCO VIT Total Return Portfolio
 Shares                                 The Rydex Variable Trust
 .  Lazard Retirement Small Cap         .  Rydex Variable Trust Inverse
    Portfolio /1/                          Government Long Bond Strategy
 Lord Abbett Series Fund, Inc. - Class     Fund /1/
 VC                                     .  Rydex Variable Trust Nova Fund /1/
 .  Lord Abbett Bond-Debenture          .  Rydex Variable Trust Sector
    Portfolio                              Rotation Fund /1/
 .  Lord Abbett Growth and Income       Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Mid-Cap Value Portfolio    Balanced Fund
 Neuberger Berman Advisers Management   .  Sentinel Variable Products Bond
 Trust - Class S                           Fund
 .  Neuberger Berman AMT Small Cap      .  Sentinel Variable Products Common
    Growth Portfolio                       Stock Fund
 .  Neuberger Berman AMT Guardian       .  Sentinel Variable Products Mid Cap
    Portfolio                              Growth Fund
 Oppenheimer Variable Account Funds -   .  Sentinel Variable Products Small
 Service Shares                            Company Fund
 .  Oppenheimer Capital Appreciation    Summit Mutual Funds, Inc. - Summit
    Fund/VA                             Pinnacle Series
 .  Oppenheimer Global Securities       .  Summit S&P MidCap 400 Index
    Fund/VA                                Portfolio
 .  Oppenheimer Main Street Small Cap   The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
                                        .  Van Kampen UIF Equity and Income
                                           Portfolio
                                        Wanger Advisors Trust
                                        .  Wanger International Select
                                        .  Wanger International Small Cap/ 3/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies/ 4/


  /1/ Closed to new investment on May 1, 2006. /2/Closed to new investment on
       March 24, 2008. /3 /Effective June 1, 2008, to be known as Wanger International. /4/ Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.




The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing. Read and keep this prospectus for future reference. If you have any questions, please contact us at:

 [GRAPHIC] Phoenix Variable Products    [GRAPHIC] Variable and Universal Life
           Mail Operations ("VPMO")               Administration ("VULA")
           PO Box 8027                            (800) 541-0171
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                             Page
---------------------------------------------------   --

Benefit/Risk Summary...............................    3
 Policy Benefits...................................    3
 Policy Risks......................................    3
Fee Tables.........................................    4
 Transaction Fees..................................    4
 Periodic Charges Other the Fund Operating Expenses    5
 Minimum and Maximum Fund Operating Expenses.......    7
Phoenix Life Insurance Company.....................    8
Phoenix Life Variable Universal Life Account.......    8
 Valuation Date....................................    8
 Performance History...............................    8
Voting Rights......................................    8
The Variable Investment Options....................    9
 Administrative, Marketing and Service Support Fees    9
The Guaranteed Interest Accounts...................    9
 Guaranteed Interest Account.......................   10
 Long-term Guaranteed Interest Account.............   10
Charges and Deductions.............................   10
 General...........................................   10
 Charges Deducted from Premium Payments............   10
 Periodic Charges..................................   10
 Conditional Charges...............................   12
 Transfer Charge...................................   13
 Other Tax Charges.................................   13
 Fund Charges......................................   13
The Policy.........................................   13
 Contract Rights...................................   13
 Contract Limitations..............................   13
 Purchasing a Policy...............................   13
General............................................   15
 Postponement of Payments..........................   15
 Optional Insurance Benefits.......................   15
 Death Benefit.....................................   16
Payment of Proceeds................................   17
 Surrender and Death Benefit Proceeds..............   17


Heading                                             Page

 Surrenders........................................   18
Transfer of Policy Value...........................   19
 Internet, Interactive Voice Response and Telephone
   Transfers.......................................   19
 Transfer Restrictions.............................   19
Market Timing and Other Disruptive Trading.........   19
Systematic Transfer Programs.......................   20
 Asset Rebalancing Program.........................   20
 Dollar Cost Averaging Program.....................   21
Additional Programs................................   21
 Asset Allocation and Strategic Programs...........   21
 Selecting a Program and Option....................   21
Policy Loans.......................................   22
Lapse and Reinstatement............................   23
Federal Income Tax Considerations..................   23
 Introduction......................................   23
 Income Tax Status.................................   24
 Policy Benefits...................................   24
 Business and Corporate-Owned Policies.............   25
 Modified Endowment Contracts......................   25
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   26
 Qualified Plans...................................   26
 Diversification Standards.........................   26
 Owner Control.....................................   26
 Change of Ownership or Insured or Assignment......   27
 Other Taxes.......................................   27
 Withholding.......................................   27
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   27
Financial Statements...............................   27
Distribution.......................................   28
Appendix A - Investment Options....................  A-1
Appendix B - Glossary of Special Terms.............  B-1

Benefit/Risk Summary
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in "Appendix B-Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.

Policy Benefits

Death Benefits
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy.

.. Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

.. Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Death Benefit Protection Rider, an additional insurance option that you may purchase by paying specified premiums.

Loans and Partial Surrenders
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs."

Temporary Insurance Coverage
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

Flexible Premiums
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

Optional Insurance Benefits
The following benefits may be available to you by rider:

  .  Disability Waiver of Specified Premium

  .  Accidental Death Benefit

  .  Death Benefit Protection

  .  Whole Life Exchange Option (not available after January 27, 2003)

  .  Purchase Protection Plan

  .  Living Benefits

  .  Cash Value Accumulation

  .  Child Term

  .  Family Term

  .  Phoenix Individual Edge Term

  .  Age 100+ Rider

  .  LifePlan Options Rider

Availability of these riders depends upon state approval and may involve extra cost.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied.

Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.


Replacements


Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.



Conflicts of Interest


Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
During the first eight policy years the policy will remain in force as long as the policy value is enough to pay the monthly charges incurred under the policy. After that, your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value (or the policy value in the first 8 years) is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any series will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

           Charge                      When Deducted                                Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Premium Tax                   Upon Payment.                   2.25 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------
Federal Tax Charge            Upon Payment.                   1.50 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------
Issue Expense Charge and Face 1/12/th/ of the fee is deducted The maximum charge is $600/2/.
Amount Increase               on each of the first 12
                              monthly calculation days/1
                              /after policy issue or face
                              amount increase.
---------------------------------------------------------------------------------------------------------------------------------
Surrender Charge              Upon full surrender or          A maximum of 2.25 times the Commission Target Premium/3/. We
                              lapse.                          will provide your surrender charges before we issue your policy.
---------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge      Upon Partial Surrender or a     For a partial surrender:
                              decrease in the policy face     The charge that would apply upon a full surrender multiplied by the
                              amount.                         partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.
                                                              For a decrease in face amount:
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
---------------------------------------------------------------------------------------------------------------------------------

       Charge              When Deducted                              Maximum Amount Deducted
----------------------------------------------------------------------------------------------------------------------
Partial Surrender Fee Upon Partial Surrender. 2% of surrender amount up to a maximum of $25.
----------------------------------------------------------------------------------------------------------------------
Transfer Charge       Upon Transfer.          At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
----------------------------------------------------------------------------------------------------------------------

/1/ The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.
/2/ The Issue Expense Charge is $1.50 per $1,000 of face amount. Policies with a face amount of less than $400,000 will have a total charge of less than $600.
/3/ The Commission Target Premium (CTP) is an arithmetical formula based on personal information (i.e., age, gender, risk class), and the policy face amount. We will provide your surrender charges before we issue your policy.

              Periodic Charges Other than Fund Operating Expenses


   Charge               When Deducted                                  Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------
Cost of        On each Monthly
Insurance/1/   Calculation Day.
 Minimum
 and
 Maximum
 Charges       ................................ $0.02 - $83.33 per $1,000 of amount at risk/2/ each month.
 Example
 for a
 male age
 37 in
 the
 nonsmoker
 premium                                        We would charge $0.143 per $1,000 of amount at risk/2/ per month. We
 class.        ................................ will increase this charge as he ages.
---------------------------------------------------------------------------------------------------------------------
               On each Monthly                  $10 per month.
Administrative Calculation Day.
Charge
---------------------------------------------------------------------------------------------------------------------
Mortality      Daily                            0.80% on an annual basis, of investments in the investment options.
and
Expense
Risk
Charge/3/
---------------------------------------------------------------------------------------------------------------------
Other Tax      When we become liable for        We currently do not charge for taxes, however we reserve the right to
Charges        taxes.                           impose a charge should we become liable for taxes in the future.
                                                Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
---------------------------------------------------------------------------------------------------------------------
Loan           Interest accrues daily and       The maximum net cost to the policy value is 2% of the loan balance
Interest       is due on each policy            on an annual basis.
Rate           anniversary. If not paid on
Charged/4/     that date, we will treat the
               accrued interest as another
               loan against the policy.
---------------------------------------------------------------------------------------------------------------------
                                          Optional Insurance Benefits
---------------------------------------------------------------------------------------------------------------------
Death          On each Monthly                  $0.01 per $1,000 of face amount per month.
Benefit        Calculation Day.
Protection
Rider
---------------------------------------------------------------------------------------------------------------------
Purchase       On Rider Date, and on each
Protection     Monthly Calculation Day.
Plan Rider
 Minimum
 and
 Maximum       ................................ $0.05 - $0.17 per unit/8/ purchased per month.
 Example
 for a
 male age
 35 in
 the
 nonsmoker
 premium
 class.        ................................ $0.121275 per unit/8/ purchased per month.
---------------------------------------------------------------------------------------------------------------------
Child          On each Monthly
Term           Calculation Day.
Rider/5/
 Minimum
 and
 Maximum       ................................ $0.06 - $0.11 per $1,000 of rider face amount per month.
 Example
 for a
 male age
 10.           ................................ $0.0567 per $1,000 of rider face amount.
---------------------------------------------------------------------------------------------------------------------
Family         On each Monthly
Term           Calculation Day.
Rider/5/
 Minimum
 and
 Maximum       ................................ $0.08 - $6.49 per $1,000 of rider face amount per month.
 Example
 for a
 male age
 41.           ................................ $0.3141 per $1,000 of rider face amount per month.
---------------------------------------------------------------------------------------------------------------------

            Charge                      When Deducted                                Maximum Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Individual Edge        On each Monthly
Term Rider/5/                  Calculation Day.
 Minimum and Maximum           ................................ $0.05 - $156.94 per $1.000 of rider face amount per month.
 Example for a male age 37 in
 the nonsmoker premium
 class.                        ................................ $0.0786 per $1.000 of rider face amount per month.
---------------------------------------------------------------------------------------------------------------------------------
Disability Waiver of Specified On each Monthly
Premium Rider/6/               Calculation Day.
 Minimum and Maximum           ................................ $0.22 - $0.82 per $100 of premium waived per month.
 Example for a male age 35 in
 the nonsmoker premium
 class.                        ................................ $0.2358 per $100 of premium waived per month.
---------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit       On each Monthly
Rider/7/                       Calculation Day.
 Minimum and Maximum           ................................ $0.07 - $0.26 per $1,000 of rider amount per month.
 Example for a male age 36 in
 the nonsmoker premium
 class.                        ................................ $0.072265 per $1,000 of rider amount per month.
---------------------------------------------------------------------------------------------------------------------------------
Living Benefits Rider          We do not charge for this        We describe this rider later under "Optional Insurance Benefits."
                               rider.
---------------------------------------------------------------------------------------------------------------------------------
Cash Value Accumulation        We do not charge for this        We describe this rider later under "Optional Insurance Benefits."
Rider                          rider.
---------------------------------------------------------------------------------------------------------------------------------
Whole Life Exchange Rider/7/   We do not charge for this        We describe this rider later under "Optional Insurance Benefits."
                               rider.
---------------------------------------------------------------------------------------------------------------------------------
Age 100+ Rider                 We do not charge for this        We describe this rider later under "Optional Insurance Benefits."
                               rider.
---------------------------------------------------------------------------------------------------------------------------------
LifePlan Options Rider         We do not charge for this        Though we do not charge for this rider, to the extent there is an
                               rider.                           increase in face amount, there will be an increase in the cost of insurance. We describe this rider later under "Optional Insurance
                                                                Benefits."
---------------------------------------------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.

/3/ We currently offer reduced mortality and expense risk charges beginning in policy year 16 of 0.25% of average daily net assets invested in the investment options. We do not deduct this charge from investments in the Guaranteed Interest Account.

/4/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.25% on an annual basis. For more information see "Charges and Deductions" and "Loans."
/5/ This charge will vary according to age, gender and risk classification.
    Charges will generally increase with age.
/6/ This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.
/7/ This rider is no longer available.
/8/ Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



                     Total Annual Fund Operating Expenses



                                                  Minimum Maximum

              Gross Annual Fund Operating Expense  0.31%   3.83%

              Net Annual Fund Operating Expenses   0.28%   3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.



Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the NYSE is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

Performance History

We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.



While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.



We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant. The Company and its affiliates may profit from these fees.



The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses, and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Accounts
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

Guaranteed Interest Account

We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


         .  First Year:                         25% of the total value
         .  Second Year:                        33% of remaining value
         .  Third Year:                         50% of remaining value
         .  Fourth Year:                        100% of remaining value

Long-term Guaranteed Interest Account
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges are deducted in connection with the policy to compensate us for:

..  our expenses in selling the policy;

..  underwriting and issuing the policy;

..  premium and federal taxes incurred on premiums received;

..  providing the insurance benefits set forth in the policy; and

..  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

..  issue expense charge; and/or

..  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

Charges Deducted from Premium Payments

Issue Expense Charge
This charge helps us to pay the underwriting and start-up expenses we incur when we issue the policy. There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase. We deduct this charge in 12 equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium Tax Charge
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

Federal Tax Charge
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

Periodic Charges

Monthly Charges

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among investment options and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.


You will select this schedule in your application, and you can change it later. If the amount allocated to an investment option or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, unless we agree otherwise, we will proportionally increase the deduction from the other investment options or Guaranteed Interest Account.


.. Administrative Charge. This charge covers the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

  We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.


  Subject to our underwriting requirements with respect to issue age and minimum face amount, policy owners who qualified for our most selective risk classifications at the time of policy issue and who have a Body Mass Index within a specified range at the end of policy years 5, 10, 15, and 20, and in some states, at issue, may be eligible for discounted cost of insurance rates beginning at the end of policy years 5, 10, 15, and 20. Under this program, policy owners may request an improvement in risk classification for the face amount at the end of the 5th policy year, and also at the end of policy years 10, 15, and 20 if we have granted all prior improvement requests related to the policy. We will require evidence that the insured meets our underwriting requirements for an improved risk classification. If approved and the improved risk classification results in lower cost of insurance rates, these rates will be effective on the monthly calculation day following our approval of your request. We may cease to offer this program for new policies at any time.


.. Cost of Optional Insurance Benefits. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

  Certain riders are available at no charge with every Individual Edge policy:

  . Living Benefits Rider. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

  . Cash Value Accumulation Rider. You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

  . Age 100+ Rider. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero.

  . Life Plans Options Rider. At specified policy anniversaries, you can exercise or elect one of three options to: (1) increase the face amount;
     (2) to reduce the face amount without incurring a partial surrender charge; or (3) to exchange the policy for an annuity without incurring a surrender charge. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan.

  . Whole Life Exchange Option Rider. This rider permits you to exchange your policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. To the extent there is an increase in face amount there will be an increase in the cost of insurance.

  We charge for providing benefits under the following riders:

  . Disability Waiver of Specified Premium Rider charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

  . Accidental Death Benefit Rider charges vary based on age, sex, and amount of additional death benefit.

  . Purchase Protection Plan Rider charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

  . Child Term Rider charges depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

  . Family Term Rider charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

  . Phoenix Individual Edge Term Rider charges vary based on age, gender, smoker classification, and table rating, and the Rider's face amount.

  .  Death Benefit Protection Rider charge is based upon the face amount.

Daily Charges

We deduct a percentage each business day from every investment option. This deduction is reflected in each investment option's daily value.


.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

  If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


  For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the investment options for all policy options on an annual basis. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25% on an annual basis.


.. Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below.

  As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65, after that, the rates for Policy Years 16+ will apply.

                                                      Rate We Credit
                                                     The Loaned Portion Of
                                                      The Guaranteed
                          Loan Interest Rate Charged Interest Account
                   -------------------------------------------------------
                   Policy  Most       New York/       Most    New York/
                   Years: States      New Jersey     States   New Jersey
                   -------------------------------------------------------
                   1-10     4%            6%           2%         4%
                   -------------------------------------------------------
                   11-16    3%            5%           2%         4%
                   -------------------------------------------------------
                    16+    2.25%         4.25%         2%         4%
                   -------------------------------------------------------

  Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Conditional Charges
These are other charges that are imposed only if certain events occur.

.. Surrender Charge. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period from the policy value.

The following table shows the surrender charges applicable for a male Nonsmoker for a face amount of $100,000:


                         Issue Age Initial Surrender
                            25         $1,235.25
                            35          1,923.75
                            45          3,127.94
                            55          4,611.17
                            65          5,850.00
                            75          5,850.00
                            85          5,850.00


The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, for a face amount of $100,000. The surrender charge is equal to:

                       ---------------------------------
                           Surrender Charge Schedule
                       ---------------------------------
                       Policy Surrender Policy Surrender
                       Month   Charge   Month   Charge
                       1-12   $1923.75    89   $1179.90
                       13-24   1923.75    90    1154.25
                       25-36   1923.75    91    1128.60
                       37-48   1923.75    92    1102.95
                       49-60   1923.75    93    1077.30
                        61     1898.10    94    1051.65
                        62     1872.45    95    1026.00
                        63     1846.80    96    1000.35
                        64     1821.15    97     958.63
                        65     1795.50    98     916.90
                        66     1769.85    99     875.18
                        67     1744.20   100     833.45
                        68     1718.55   101     791.73
                        69     1692.90   102     750.01
                        70     1667.25   103     708.28
                        71     1641.60   104     666.56
                        72     1615.95   105     624.83
                        73     1590.30   106     583.11
                        74     1564.65   107     541.39
                        75     1539.00   108     499.66
                        76     1513.35   109     457.94
                        77     1487.70   110     416.21
                        78     1462.05   111     374.49
                        79     1436.40   112     332.77
                        80     1410.75   113     291.04
                        81     1385.10   114     249.32
                        82     1359.45   115     207.59
                        83     1333.80   116     165.87
                        84     1308.15   117     124.15
                        85     1282.50   118      82.42
                        86     1256.85   119      40.70
                        87     1231.20   120      00.00
                        88     1205.55

.. Partial Surrender Charge (face amount decrease). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the investment options and the Guaranteed Interest Account in the same proportion as for the withdrawal.


  A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease. This charge is intended to recoup the costs of issuing the policy.


.. Partial Surrender Fee. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each investment option and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.


Transfer Charge

Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge, would be intended to recoup for the cost of administering the transfer. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


Other Tax Charges
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Minimum and Annual Fund Expenses."

These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 85 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

Contract Limitations

Assignment
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

Eligible Purchasers
Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

Premium Payments

The Individual Edge(R) policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.


The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.



A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions on the valuation date we approve you for coverage assuming we have received your completed application in good order.



We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix Money Market investment option. When your right to cancel expires we allocate the policy value among the investment options and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.



We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.



We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.



For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.


Payment By Check
We may wait to credit your policy if you pay by check until your check has cleared your bank.

Automated Payments

You may elect to pay subsequent premiums by pre-authorized check. Under this service, we automatically deduct premiums each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15 of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.



You can discontinue this service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, the premium payment frequency will be changed to the most frequent modal premium available under your policy. We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account. We may discontinue this service with 30 days' written notice to you.


Allocation Of Premium
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix Money Market investment option of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix Money Market investment option is allocated among the investment options of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by a 2.25% state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various investment options of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


Policy Refund
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any unpaid loans and loan interest; plus

2)any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

General
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Postponement of Payments

General
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

.. for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

.. We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Optional Insurance Benefits
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

.. Disability Waiver of Specified Premium Rider. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

.. Accidental Death Benefit Rider. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

  . the insured dies from bodily injury that results from an accident; and . the insured dies no later than 90 days after injury.

  We assess a monthly charge for this rider. This policy is elected at issue.

.. Death Benefit Protection Rider. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid.

 Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

   1)death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year seven;

   2)death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

   3)death benefit guaranteed until the later of the policy anniversary nearest the insured's 100th birthday.

  Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

  For policies issued in New York, two guarantee periods are available:

   1)The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

   2)The policy anniversary nearest the Insured's 100th birthday.

.. Purchase Protection Plan Rider. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

.. Living Benefit Rider. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

  This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.

.. Cash Value Accumulation Rider. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

.. Child Term Rider. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

  We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

.. Family Term Rider. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.

  We assess a monthly charge for this rider. This rider is elected at issue.

.. Phoenix Individual Edge Term Rider. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed four times the initial face amount of the policy. This rider is elected at issue.

.. Age 100+ Rider. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

..  LifePlan Options Rider. At specified 5th, 10th and 15th year policy
   Anniversaries, subject to various limitations as set forth in the rider, the following policy options may be exercised or elected.

   1)An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

   2)An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

   3)An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

  While there is no charge for this rider, if you select option 1, you will incur an increase in your cost of insurance due to the increase in face amount. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.

.. Whole Life Exchange Option Rider. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

Death Benefit

General
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Requests for Increase in Face Amount
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from the policy value based on the amount of the decrease or partial surrender. If the charge is related to a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is related to a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

Payment of Proceeds
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Surrender and Death Benefit Proceeds
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.


While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.


The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000. You should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check. A beneficiary may opt out of the PCA and may elect one of the payment options described below, or another option we are then offering for this policy before payment of the death proceeds.



The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to certain restrictions (including minimum amount requirements). In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. A recipient should consult a qualified tax adviser before electing to receive an annuity.


If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

Payment Options
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

Option 1--Lump Sum
Payment in one lump sum.

Option 2--Left to Earn Interest
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

Option 3--Payment for a Specific Period
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

Option 4--Life Annuity with Specified Period Certain
Equal installments are paid until the later of:

..  the death of the payee; or

..  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

..  10 years;

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3% per year.

Option 5--Life Annuity
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3% per year.

Option 6--Payments of a Specified Amount
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

Option 7--Joint Survivorship Annuity with 10-year

Period Certain
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

..  the end of the 10-year period certain;

..  the death of the insured; or

..  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

Surrenders

General
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

Full Surrenders
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

Partial Surrenders
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."


We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any investment option or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that investment option or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:


.. The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each investment option or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each investment option will be made in the same manner as that provided for monthly deductions.



.. The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each investment option or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.



.. A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the investment option or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.


The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

Transfer of Policy Value
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Internet, Interactive Voice Response and Telephone Transfers

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue any of these options and may provide other options at any time. We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or


..  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

Market Timing and Other Disruptive Trading
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We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.



"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:



.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),



.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
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You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. Except as described below, you may have only one program in effect at a time.




Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 6 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.



You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. Except as provided below, the Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.



Enhanced Dollar Cost Averaging Program


We may at different times offer an Enhanced Dollar Cost Averaging Program that can offer a higher interest rate during selected periods. This program will not be offered at the same time as the standard Dollar Cost Averaging program. Under this program, the first net premium payment will be held in the money market investment option of the Separate Account and then transferred to the source account at the end of the policy's right to cancel period. The source account is an account within the Guaranteed Interest Account. If you elect this program, monthly transfers from the source account to the target accounts you establish will begin on the first monthly calculation day following the end of the right to cancel period. The Enhanced Dollar Cost Averaging interest rate will be guaranteed from the end of the right to cancel period for six months or to the first policy anniversary, depending on the period you chose when you elected the Enhanced Dollar Cost Averaging Program. This may be substantially less than a full year if the policy has been backdated to save age.



Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs


If you elect to participate in either the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:



   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and



   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.



If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.




Additional Programs
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You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy Through the Franklin
   Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund - 34%
  .  Mutual Shares Securities Fund - 33%
  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation PHL Variable and Ibbotson
   Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so.


  If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your policy date for as long as the asset allocation program is in effect for your policy


  You should consult with your registered representative for the most current information on this program and the options within the program.


..  Phoenix Dynamic Asset Allocation Series The Phoenix Dynamic Asset Allocation
   Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:



  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  .  Phoenix Dynamic Asset Allocation Series: Growth


  .  Phoenix Dynamic Asset Allocation Series: Moderate


  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth


If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.

Policy Loans
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Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.


The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the investment options or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each investment option or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.



Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the investment options as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

                 .In all states except New York and New Jersey, the rates in effect following the policy anniversary nearest the insured's
                   65th birthday will be 2 1/4%. The rates in effect before the insured reaches age 65 will be:

                 .    Policy years 1-10:                                4%
                 .    Policy years 11-15:                               3%
                 .    Policy years 16 and thereafter:               2 1/4%

                 .In New York and New Jersey only, the rates in effect before the Insured reaches age 65 will be:

                 .    Policy years 1-10:                                6%
                 .    Policy years 11-15:                               5%
                 .    Policy years 16 and thereafter:               4 1/4%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your investment options and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.



A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the investment options or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the investment options or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.



If the investment options or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the investment options or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


Lapse and Reinstatement
--------------------------------------------------------------------------------

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value less outstanding debt is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.


During the grace period, the policy will continue in force but investment option transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If your policy lapses, it may be not be reinstated.



If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the investment options or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the investment options or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


Federal Income Tax Considerations
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Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.



The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance


In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).



There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue.



Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.



Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see"Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.



As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.



Business and Corporate-Owned Policies


If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, policy earnings, and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the policy. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.



Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.


Modified Endowment Contracts

General



A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).



We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.


Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract.




Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.




A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.





In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.


Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.




These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.



PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.


Compensation. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, are not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.



Preferred Distribution Arrangements. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital












--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Growth of capital












--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Long term growth of capital












--------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
--------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
--------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
--------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
--------------------------------------------------------------------------------------------------------



                   Fund Name                           Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
---------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


---------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
---------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
---------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
---------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Fidelity VIP Investment Grade Bond Portfolio            As high a level of current income as is consistent with
                                                        the preservation of capital

-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         Maximize income while maintaining prospects for
                                                        capital appreciation
-----------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/             Long term capital appreciation
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    High current income and the opportunity for capital
                                                        appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 Long-term growth of capital and income without
                                                        excessive fluctuations in market value
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     Capital appreciation through investments, primarily in
                                                        equity securities which are believed to be undervalued
                                                        in the marketplace
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio         Long term capital growth
(formerly Neuberger Berman AMT Fasciano Portfolio)
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 Long term growth of capital; current income is a
                                                        secondary goal
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                Capital appreciation by investing in securities of well-
                                                        known, established companies
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                   Long-term capital appreciation by investing in
                                                        securities of foreign insurers, "growth-type"
                                                        companies, cyclical industries and special situations
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA               Capital appreciation
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           Intermediate and long-term capital appreciation with
                                                        income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                        Dividend growth, current income and capital
                                                        appreciation
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           Capital appreciation

-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             As high a level of current income as is consistent with
                                                        the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                Long-term total return

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series             High current income while attempting to limit changes
                                                        in the series' net asset value per share caused by
                                                        interest rate changes
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     High total return consistent with prudent investment
                                                        risk



-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk

-----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   Long-term capital growth

-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately
                                                        equal emphasis

-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive     Long-term capital growth
Growth/ 2,3/
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/   Long-term capital growth with current income as a
                                                        secondary consideration
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 2,3/ Current income with capital growth as a secondary consideration
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate       Long-term capital growth and current income with a
Growth /2,3/                                            greater emphasis on capital growth
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as
                                                        a secondary investment objective
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily
                                                        in small-capitalization stocks that appear to be
                                                        undervalued with current income as a secondary
                                                        investment objective
-----------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Fidelity VIP Investment Grade Bond Portfolio            Fidelity Management and Research Company
                                                         Subadvisor: Fidelity Investments Money
                                                          Management, Inc.
--------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/             Lazard Asset Management LLC
--------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     Lord, Abbett & Co. LLC


--------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio         Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano Portfolio)       Subadvisor: Neuberger Berman, LLC
--------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 Neuberger Berman Management Inc.
                                                         Subadvisor: Neuberger Berman, LLC
--------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                OppenheimerFunds, Inc.

--------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                   OppenheimerFunds, Inc.


--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA               OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Harris Investment Management, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                        Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Phoenix Investment Counsel, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Neuberger Berman Management, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series             Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.

--------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     Phoenix Variable Advisors, Inc.
                                                         Subadvisors: Goodwin Capital Advisers, Inc.
                                                         (fixed income portion) Phoenix
                                                          Investment Counsel,
                                                         Inc. (equity portion)
--------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Aberdeen Asset Management Inc.
--------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Duff & Phelps Investment
                                                          Management Company
--------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive     Phoenix Variable Advisors, Inc. Limited Services
Growth/ 2,3/                                             Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/   Phoenix Variable Advisors, Inc. Limited Services
                                                         Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 2,3/ Phoenix Variable Advisors, Inc. Limited Services
                                                         Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate       Phoenix Variable Advisors, Inc. Limited Services
Growth /2,3/                                             Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Phoenix Variable Advisors, Inc.
                                                         Subadvisor: AllianceBernstein L.P.
--------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                         Subadvisor: AllianceBernstein L.P.


--------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------



/1/ This fund closed to new investment on May 1, 2006.


/2/ This fund closed to new investment on March 24, 2008.


/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.


/4/ Effective June 1, 2008, to be known as Wanger International.


/5/ Effective June 1, 2008, to be known as Wanger USA.

Appendix B - Glossary of Special Terms
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.




Attained age: The age of the insured on the birthday nearest the most recent policy anniversary.

Cash surrender value: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

Death benefit option: The type of death benefit described in effect.

Debt: Unpaid policy loans with accrued interest.

Due proof of death: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

In force: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

In writing (written notice, written request): Is a written form signed by you, satisfactory to us and received by us.

Monthly calculation day: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

Net amount at risk: On a monthly calculation day it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

Payment date: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

Policy anniversary: The anniversary of the policy date.

Policy date: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.


Policy value: The sum of your policy's share in the value of each investment option plus the value of your policy allocated to the Guaranteed Interest Account.


Policy year: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.


Unit: A standard of measurement used to determine the share of this policy in the value of each investment option of the Separate Account.


Valuation period: The period in days from the end of one valuation date through the next valuation date.

We (our, us, company): Phoenix Life Insurance Company.

You (your): The owner of this policy at the time an owner's right is exercised.

[logo] Phoenix
Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012

   Additional information about the Individual Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2008 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

   The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

   Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Washington, DC. 20549.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
V603 (PIE)

Investment Company Act File No. 811-04721

L0252PR (C) 2008 The Phoenix Companies, Inc.

                                    PART B

                                   Flex Edge

                      Flex Edge Success(R)/Joint Edge(R)

                              Individual Edge(R)


                 Phoenix Life Variable Universal Life Account


                   Issued By: Phoenix Life Insurance Company


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2008


                               -----------------

     Flexible Premium Fixed and Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2008. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                             Page
-------------------------------------------------

Phoenix Life Insurance Company..............    3
The Separate Account........................    3
The Policy..................................    4
Services....................................    4
Underwriter.................................    5
Performance History.........................    5
Additional Information......................    6
Safekeeping of the Separate Account's Assets    6
State Regulation............................    6
Reports.....................................    6
Experts.....................................    6
Separate Account Financial Statements....... SA-1
Company Financial Statements................  F-1


                               -----------------

If you have any questions, please contact us at:

 [GRAPHIC]                              [GRAPHIC]
           Phoenix Variable Products              Variable and Universal Life
            Mail Operations ("VPMO")              Administration ("VULA")
           PO Box 8027                            Tel. (800) 541-0171
           Boston, Massachusetts
           02266-8027

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Surplus
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.


You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the investment option's investment results.


The Separate Account
--------------------------------------------------------------------------------

Phoenix established the Phoenix Life Variable Universal Life Account ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.


Reinvestment and Redemption
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.


If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of a investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:


                            (A) + (B)
                                      -  (D) where:
                            ----------
                               (C)

(A) =the value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B) =the amount of any dividend (or, if applicable, any capital gain distribution) received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C) =the value of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D) =the sum of the following daily charges multiplied by the number of days in the current valuation period:

    1. the mortality and expense risk charge; and

    2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

The Policy
--------------------------------------------------------------------------------


The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.


You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

Suicide
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within two years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

Incontestability
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for two years from the policy date.

Misstatement of Age or Sex
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

Services
--------------------------------------------------------------------------------

Servicing Agent

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The Phoenix Edge Series Fund is an open-ended management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies issued by PHL Variable, Phoenix and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------

Underwriter
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Performance History
--------------------------------------------------------------------------------


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:



         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:.. $1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:..........  1.000792
         Calculation:
         Ending account value................................  1.000792
         Less beginning account value........................  1.000000
         Net change in account value.........................  0.000792
         Base period return:
           (adjusted change/beginning account value)           0.000791
         Current annual yield = return x (365/7) =...........     4.12%
         Effective annual yield = [(1 + return)/365/7/] - 1 =     4.21%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return. We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.


Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.


You may obtain a copy of the most up-to-date performance numbers from your registered representative.



We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


   The Dow Jones Industrial Average/SM /("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   Standard & Poor's 500 Index(R) (S&P 500)


Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week

   Changing Times
   Forbes
   Fortune
   Consumer Reports
   Investor's Business Daily
   Financial Planning
   Financial Services Weekly
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal


The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

Additional Information
--------------------------------------------------------------------------------

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policy owner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.



Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Separate Account. The assets of the Separate Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

All policy owners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended

December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                                AIM V.I. Capital                         AIM V.I. Mid Cap
                                                               Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -
                                                                     Class I          Fund - Class I         Class I
                                                               ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                    $      9,061,366     $      3,949,992    $      4,915,790
                                                               ------------------- -------------------- ------------------
   Total Assets                                                 $      9,061,366     $      3,949,992    $      4,915,790
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $              -    $              -
                                                               ------------------- -------------------- ------------------
         Total Net Assets                                       $      9,061,366     $      3,949,992    $      4,915,790
                                                               =================== ==================== ==================
                                                               =================== ==================== ==================
         Units Outstanding                                             7,901,941            3,367,395           3,767,650
                                                               =================== ==================== ==================
   Investment shares held                                                308,524              135,692             337,390
   Investments at cost                                          $      6,412,790     $      3,422,488    $      4,531,124

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.26     $           1.18    $           1.33
             Estate Edge(R)                                     $           1.12     $           1.17    $           1.30
             Estate Strategies                                  $           1.23     $              -    $           1.32
             Executive Benefit                                  $           1.26     $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.13     $           1.17    $           1.30
             Phoenix Benefit Choice VUL/SM/                     $              -     $              -    $              -
             Phoenix Express VUL(R)                             $              -     $              -    $              -
             The Phoenix Edge(R)                                $              -     $              -    $           1.31
             The Phoenix Edge(R)--SPVL                          $           1.26     $           1.18    $           1.33

                                                                 Alger American
                                                                Leveraged AllCap
                                                               Portfolio - Class O
                                                               -------------------
Assets:
   Investments at fair value                                    $     15,227,241
                                                               -------------------
   Total Assets                                                 $     15,227,241
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     15,227,241
                                                               ===================
                                                               ===================
         Units Outstanding                                            13,759,535
                                                               ===================
   Investment shares held                                                274,909
   Investments at cost                                          $      7,140,520

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.52
             Estate Edge(R)                                     $           1.04
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.07
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.47

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                      Anchor Series Trust
                                                 Anchor Series Trust     Government &     Anchor Series Trust Anchor Series Trust
                                                 Capital Appreciation    Quality Bond      Growth and Income  Growth Portfolio -
                                                 Portfolio - Class 1  Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 -------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                       $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 -------------------- ------------------- ------------------- -------------------
   Total Assets                                    $      3,019,916    $        397,991    $        301,696    $      2,321,328
Liabilities:
   Payable to Phoenix Life Insurance Company       $              -    $              -    $              -    $              -
                                                 -------------------- ------------------- ------------------- -------------------
         Total Net Assets                          $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 ==================== =================== =================== ===================
                                                 ==================== =================== =================== ===================
         Units Outstanding                                   23,547               8,259               6,421              20,965
                                                 ==================== =================== =================== ===================
   Investment shares held                                    65,381              26,451              28,163              82,741
   Investments at cost                             $      2,131,149    $        380,575    $        351,008    $      2,210,588

         Unit Value
             ICAP Plus Variable Life               $         136.89    $          33.21    $          48.37    $          75.52
             RSVP Variable Life                    $         128.12    $          48.27    $          46.89    $         114.03

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                             Anchor Series Trust
                                                 Anchor Series Trust Anchor Series Trust Anchor Series Trust  Strategic Multi-
                                                    Money Market         Multi-Asset      Natural Resources   Asset Portfolio -
                                                 Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 ------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 ------------------- ------------------- ------------------- -------------------
   Total Assets                                   $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
Liabilities:
   Payable to Phoenix Life Insurance Company      $              -    $              -    $              -    $              -
                                                 ------------------- ------------------- ------------------- -------------------
         Total Net Assets                         $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 =================== =================== =================== ===================
                                                 =================== =================== =================== ===================
         Units Outstanding                                  31,481              64,958               9,011              34,358
                                                 =================== =================== =================== ===================
   Investment shares held                                  764,830             416,799              15,968             183,146
   Investments at cost                            $        764,830    $      4,122,604    $        402,850    $      1,697,838

         Unit Value
             ICAP Plus Variable Life              $          19.89    $          46.72    $         118.17    $          56.64
             RSVP Variable Life                   $          24.61    $          46.60    $         124.16    $          53.91

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                DWS Equity 500  Federated Fund for   Federated High
                                                               Index Fund VIP -  U.S. Government    Income Bond Fund
                                                                   Class A        Securities II    II - Primary Shares
                                                               ---------------- ------------------ -------------------
Assets:
   Investments at fair value                                    $   43,822,482   $     37,541,562   $      9,539,208
                                                               ---------------- ------------------ -------------------
   Total Assets                                                 $   43,822,482   $     37,541,562   $      9,539,208
Liabilities:
   Payable to Phoenix Life Insurance Company                    $            -   $              -   $              -
                                                               ---------------- ------------------ -------------------
         Total Net Assets                                       $   43,822,482   $     37,541,562   $      9,539,208
                                                               ================ ================== ===================
                                                               ================ ================== ===================
         Units Outstanding                                          30,163,557         25,838,550          6,778,906
                                                               ================ ================== ===================
   Investment shares held                                            2,821,795          3,255,990          1,273,593
   Investments at cost                                          $   34,688,114   $     37,118,428   $      9,820,078

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $         1.49   $           1.43   $           1.60
             Estate Edge(R)                                     $         1.42   $           1.46   $           1.39
             Estate Strategies                                  $         1.46   $           1.32   $           1.56
             Executive Benefit                                  $         1.49   $           1.35   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $         1.42   $           1.47   $           1.39
             Phoenix Benefit Choice VUL/SM/                     $            -   $              -   $              -
             Phoenix Express VUL(R)                             $            -   $              -   $              -
             The Phoenix Edge(R)                                $         1.45   $           1.32   $           1.44
             The Phoenix Edge(R)--SPVL                          $         1.49   $           1.39   $           1.52

                                                                  Fidelity VIP
                                                                  Contrafund(R)
                                                               Portfolio - Service
                                                                      Class
                                                               -------------------
Assets:
   Investments at fair value                                     $    81,122,146
                                                               -------------------
   Total Assets                                                  $    81,122,146
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               -------------------
         Total Net Assets                                        $    81,122,146
                                                               ===================
                                                               ===================
         Units Outstanding                                            49,616,626
                                                               ===================
   Investment shares held                                              2,918,063
   Investments at cost                                           $    76,089,633

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.89
             Estate Edge(R)                                      $          1.57
             Estate Strategies                                   $          1.95
             Executive Benefit                                   $          2.01
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.59
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $          1.82
             The Phoenix Edge(R)--SPVL                           $          2.00

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Fidelity VIP Growth                       Fidelity VIP
                                                                  Opportunities    Fidelity VIP Growth Investment Grade
                                                               Portfolio - Service Portfolio - Service Bond Portfolio -
                                                                      Class               Class         Service Class
                                                               ------------------- ------------------- ----------------
Assets:
   Investments at fair value                                     $     8,378,170     $    20,423,124   $     2,264,376
                                                               ------------------- ------------------- ----------------
   Total Assets                                                  $     8,378,170     $    20,423,124   $     2,264,376
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -     $             -   $             -
                                                               ------------------- ------------------- ----------------
         Total Net Assets                                        $     8,378,170     $    20,423,124   $     2,264,376
                                                               =================== =================== ================
                                                               =================== =================== ================
         Units Outstanding                                             7,718,708          22,189,885         2,181,954
                                                               =================== =================== ================
   Investment shares held                                                375,366             453,947           178,720
   Investments at cost                                           $     6,162,589     $    13,136,904   $     2,221,159

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.45     $          1.09   $             -
             Estate Edge(R)                                      $          1.06     $          0.89   $          1.04
             Estate Strategies                                   $             -     $          1.24   $             -
             Executive Benefit                                   $             -     $             -   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.06     $          0.91   $          1.04
             Phoenix Benefit Choice VUL/SM/                      $             -     $             -   $             -
             Phoenix Express VUL(R)                              $             -     $             -   $             -
             The Phoenix Edge(R)                                 $             -     $          1.09   $             -
             The Phoenix Edge(R)--SPVL                           $          1.45     $          1.09   $          1.05

                                                                Franklin Income
                                                               Securities Fund -
                                                                    Class 2
                                                               -----------------
Assets:
   Investments at fair value                                    $     2,115,995
                                                               -----------------
   Total Assets                                                 $     2,115,995
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $     2,115,995
                                                               =================
                                                               =================
         Units Outstanding                                            1,842,574
                                                               =================
   Investment shares held                                               122,242
   Investments at cost                                          $     2,101,946

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.16
             Estate Edge(R)                                     $          1.15
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.15
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.15
             The Phoenix Edge(R)--SPVL                          $          1.16


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                               Small Cap Portfolio Debenture Portfolio      and Income
                                                                 - Service Shares       - Class VC     Portfolio - Class VC
                                                               ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                    $      1,967,513    $      5,312,303     $     24,495,483
                                                               ------------------- ------------------- --------------------
   Total Assets                                                 $      1,967,513    $      5,312,303     $     24,495,483
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -    $              -     $              -
                                                               ------------------- ------------------- --------------------
         Total Net Assets                                       $      1,967,513    $      5,312,303     $     24,495,483
                                                               =================== =================== ====================
                                                               =================== =================== ====================
         Units Outstanding                                             1,691,026           4,523,048           19,454,756
                                                               =================== =================== ====================
   Investment shares held                                                197,146             451,342              877,660
   Investments at cost                                          $      2,790,862    $      5,292,967     $     23,424,719

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.19    $           1.20     $           1.28
             Estate Edge(R)                                     $           1.16    $           1.17     $           1.26
             Estate Strategies                                  $           1.17    $           1.18     $           1.27
             Executive Benefit                                  $              -    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.16    $           1.17     $           1.26
             Phoenix Benefit Choice VUL/SM/                     $              -    $              -     $              -
             Phoenix Express VUL(R)                             $              -    $              -     $              -
             The Phoenix Edge(R)                                $              -    $           1.18     $           1.27
             The Phoenix Edge(R)--SPVL                          $           1.19    $           1.20     $           1.28

                                                                Lord Abbett Mid-
                                                               Cap Value Portfolio
                                                                    - Class VC
                                                               -------------------
Assets:
   Investments at fair value                                    $     10,370,122
                                                               -------------------
   Total Assets                                                 $     10,370,122
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     10,370,122
                                                               ===================
                                                               ===================
         Units Outstanding                                             8,584,029
                                                               ===================
   Investment shares held                                                548,683
   Investments at cost                                          $     11,059,948

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.23
             Estate Edge(R)                                     $           1.21
             Estate Strategies                                  $           1.22
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.21
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.22
             The Phoenix Edge(R)--SPVL                          $           1.23

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                 Mutual Shares    Neuberger Berman    Neuberger Berman
                                                               Securities Fund -    AMT Fasciano        AMT Guardian
                                                                    Class 2      Portfolio - S Class Portfolio - S Class
                                                               ----------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     45,267,430   $          9,264    $      1,110,744
                                                               ----------------- ------------------- -------------------
   Total Assets                                                $     45,267,430   $          9,264    $      1,110,744
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -    $              -
                                                               ----------------- ------------------- -------------------
         Total Net Assets                                      $     45,267,430   $          9,264    $      1,110,744
                                                               ================= =================== ===================
                                                               ================= =================== ===================
         Units Outstanding                                           22,697,644              9,610             986,056
                                                               ================= =================== ===================
   Investment shares held                                             2,242,072                638              52,842
   Investments at cost                                         $     37,299,734   $          9,325    $      1,078,469

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.65   $              -    $           1.14
             Estate Edge(R)                                    $           2.08   $              -    $           1.13
             Estate Strategies                                 $           1.61   $              -    $              -
             Executive Benefit                                 $           1.65   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.05   $           0.96    $           1.13
             Phoenix Benefit Choice VUL/SM/                    $              -   $              -    $              -
             Phoenix Express VUL(R)                            $              -   $              -    $              -
             The Phoenix Edge(R)                               $           1.89   $              -    $              -
             The Phoenix Edge(R)--SPVL                         $           1.71   $              -    $           1.14

                                                                   Oppenheimer
                                                               Capital Appreciation
                                                                Fund/VA - Service
                                                                      Shares
                                                               --------------------
Assets:
   Investments at fair value                                     $        782,690
                                                               --------------------
   Total Assets                                                  $        782,690
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                               --------------------
         Total Net Assets                                        $        782,690
                                                               ====================
                                                               ====================
         Units Outstanding                                                679,560
                                                               ====================
   Investment shares held                                                  16,731
   Investments at cost                                           $        679,419

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.17
             Estate Edge(R)                                      $           1.15
             Estate Strategies                                   $              -
             Executive Benefit                                   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.15
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             The Phoenix Edge(R)                                 $              -
             The Phoenix Edge(R)--SPVL                           $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Oppenheimer    Oppenheimer Main
                                                               Global Securities Street Small Cap      Phoenix
                                                               Fund/VA - Service Fund/VA - Service  Capital Growth
                                                                    Shares            Shares           Series
                                                               ----------------- ----------------- ---------------
Assets:
   Investments at fair value                                    $     1,409,969  $      1,171,944  $  178,892,078
                                                               ----------------- ----------------- ---------------
   Total Assets                                                 $     1,409,969  $      1,171,944  $  178,892,078
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -  $              -  $            -
                                                               ----------------- ----------------- ---------------
         Total Net Assets                                       $     1,409,969  $      1,171,944  $  178,892,078
                                                               ================= ================= ===============
                                                               ================= ================= ===============
         Units Outstanding                                            1,254,856         1,195,452      44,357,519
                                                               ================= ================= ===============
   Investment shares held                                                38,874            64,998      10,644,760
   Investments at cost                                          $     1,384,874  $      1,231,874  $  195,240,576

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.14  $           0.99  $         1.04
             Estate Edge(R)                                     $          1.12  $           0.98  $         4.16
             Estate Strategies                                  $             -  $              -  $         1.01
             Executive Benefit                                  $             -  $              -  $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.12  $           0.98  $         4.16
             Phoenix Benefit Choice VUL/SM/                     $             -  $              -  $            -
             Phoenix Express VUL(R)                             $             -  $              -  $            -
             The Phoenix Edge(R)                                $             -  $           0.98  $         4.43
             The Phoenix Edge(R)--SPVL                          $             -  $           0.99  $         0.71


                                                               Phoenix Growth and
                                                                 Income Series
                                                               ------------------
Assets:
   Investments at fair value                                    $     38,868,819
                                                               ------------------
   Total Assets                                                 $     38,868,819
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     38,868,819
                                                               ==================
                                                               ==================
         Units Outstanding                                            25,041,301
                                                               ==================
   Investment shares held                                              2,601,652
   Investments at cost                                          $     30,890,548

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.37
             Estate Edge(R)                                     $           1.52
             Estate Strategies                                  $           1.33
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.60
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.52
             The Phoenix Edge(R)--SPVL                          $           1.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                   Phoenix Multi-
                                                                Phoenix Mid-Cap  Phoenix Money      Sector Fixed
                                                                Growth Series   Market Series        Income Series
                                                               ---------------- ---------------    ---------------
Assets:
   Investments at fair value                                   $    38,989,762  $    60,100,321    $    88,583,280
                                                               ---------------- ---------------    ---------------
   Total Assets                                                $    38,989,762  $    60,100,321    $    88,583,280
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             -  $             -    $             -
                                                               ---------------- ---------------    ---------------
         Total Net Assets                                      $    38,989,762  $    60,100,321    $    88,583,280
                                                               ================ ===============    ===============
                                                               ================ ===============    ===============
         Units Outstanding                                          23,979,767       33,620,525         24,646,854
                                                               ================ ===============    ===============
   Investment shares held                                            2,377,727        6,010,033          9,750,229
   Investments at cost                                         $    34,383,181  $    60,100,321    $    90,564,733

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          0.93  $          1.22    $          1.56
             Estate Edge(R)                                    $          1.64  $          1.86    $          3.68
             Estate Strategies                                 $             -  $          1.14    $          1.52
             Executive Benefit                                 $          1.01  $          1.18    $          1.56
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.67  $          1.86    $          3.68
             Phoenix Benefit Choice VUL/SM/                    $             -  $             -    $             -
             Phoenix Express VUL(R)                            $             -  $             -    $             -
             The Phoenix Edge(R)                               $          1.56  $          2.32    $          4.23
             The Phoenix Edge(R)--SPVL                         $          0.94  $          1.21    $          1.63

                                                                Phoenix Multi-
                                                               Sector Short Term
                                                                  Bond Series
                                                               -----------------
Assets:
   Investments at fair value                                    $    10,937,939
                                                               -----------------
   Total Assets                                                 $    10,937,939
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $    10,937,939
                                                               =================
                                                               =================
         Units Outstanding                                            9,350,033
                                                               =================
   Investment shares held                                             1,108,620
   Investments at cost                                          $    11,143,858

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.21
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $          1.19
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.18
             The Phoenix Edge(R)--SPVL                          $          1.21

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                               Allocation Series International Series  Cap Growth Series
                                                               ----------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $    72,854,533    $    111,898,373     $     15,787,693
                                                               ----------------- -------------------- --------------------
   Total Assets                                                 $    72,854,533    $    111,898,373     $     15,787,693
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -    $              -     $              -
                                                               ----------------- -------------------- --------------------
         Total Net Assets                                       $    72,854,533    $    111,898,373     $     15,787,693
                                                               ================= ==================== ====================
                                                               ================= ==================== ====================
         Units Outstanding                                           15,664,598          28,168,631            6,482,073
                                                               ================= ==================== ====================
   Investment shares held                                             5,624,162           5,845,469              884,411
   Investments at cost                                          $    77,479,554    $     83,274,462     $     15,166,546

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.42    $           1.85     $           2.53
             Estate Edge(R)                                     $          4.90    $           4.17     $           2.43
             Estate Strategies                                  $          1.36    $           2.11     $           2.48
             Executive Benefit                                  $          1.42    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.90    $           4.17     $           2.43
             Phoenix Benefit Choice VUL/SM/                     $             -    $              -     $              -
             Phoenix Express VUL(R)                             $             -    $              -     $              -
             The Phoenix Edge(R)                                $          5.24    $           4.40     $           2.47
             The Phoenix Edge(R)--SPVL                          $          1.41    $           1.77     $           2.53

                                                                 Phoenix-Duff &
                                                               Phelps Real Estate
                                                               Securities Series
                                                               ------------------
Assets:
   Investments at fair value                                    $    32,925,291
                                                               ------------------
   Total Assets                                                 $    32,925,291
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $    32,925,291
                                                               ==================
                                                               ==================
         Units Outstanding                                            7,483,908
                                                               ==================
   Investment shares held                                             1,227,494
   Investments at cost                                          $    23,707,972

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          3.08
             Estate Edge(R)                                     $          4.66
             Estate Strategies                                  $          2.81
             Executive Benefit                                  $          2.88
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.66
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          4.83
             The Phoenix Edge(R)--SPVL                          $          3.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Phoenix-S&P        Phoenix-S&P        Phoenix-S&P
                                                                 Dynamic Asset      Dynamic Asset      Dynamic Asset
                                                               Allocation Series: Allocation Series: Allocation Series:
                                                               Aggressive Growth        Growth            Moderate
                                                               ------------------ ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,612,335   $     8,430,710    $       370,816
                                                               ------------------ ------------------ ------------------
   Total Assets                                                 $      2,612,335   $     8,430,710    $       370,816
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $             -    $             -
                                                               ------------------ ------------------ ------------------
         Total Net Assets                                       $      2,612,335   $     8,430,710    $       370,816
                                                               ================== ================== ==================
                                                               ================== ================== ==================
         Units Outstanding                                             2,169,254         7,146,662            329,771
                                                               ================== ================== ==================
   Investment shares held                                                220,241           730,563             34,158
   Investments at cost                                          $      2,426,612   $     7,884,395    $       362,816

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.22   $          1.19    $          1.14
             Estate Edge(R)                                     $           1.20   $          1.17    $          1.12
             Estate Strategies                                  $              -   $             -    $             -
             Executive Benefit                                  $              -   $             -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.20   $          1.17    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -   $             -    $             -
             Phoenix Express VUL(R)                             $              -   $             -    $             -
             The Phoenix Edge(R)                                $              -   $             -    $             -
             The Phoenix Edge(R)--SPVL                          $           1.22   $          1.19    $             -

                                                                  Phoenix-S&P
                                                                 Dynamic Asset
                                                               Allocation Series:
                                                                Moderate Growth
                                                               ------------------
Assets:
   Investments at fair value                                    $     3,354,240
                                                               ------------------
   Total Assets                                                 $     3,354,240
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $     3,354,240
                                                               ==================
                                                               ==================
         Units Outstanding                                            2,885,235
                                                               ==================
   Investment shares held                                               296,930
   Investments at cost                                          $     3,262,945

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.18
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $             -
             The Phoenix Edge(R)--SPVL                          $          1.18

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-Sanford  Phoenix-Sanford    Phoenix-Van
                                                               Bernstein Mid-Cap Bernstein Small- Kampen Comstock
                                                                 Value Series    Cap Value Series     Series
                                                               ----------------- ---------------- ----------------
Assets:
   Investments at fair value                                   $     37,502,083   $   21,096,063  $     34,763,858
                                                               ----------------- ---------------- ----------------
   Total Assets                                                $     37,502,083   $   21,096,063  $     34,763,858
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $            -  $              -
                                                               ----------------- ---------------- ----------------
         Total Net Assets                                      $     37,502,083   $   21,096,063  $     34,763,858
                                                               ================= ================ ================
                                                               ================= ================ ================
         Units Outstanding                                           18,094,739        9,234,456        19,824,955
                                                               ================= ================ ================
   Investment shares held                                             2,956,415        1,458,719         2,782,695
   Investments at cost                                         $     33,693,893   $   20,201,589  $     34,994,986

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.27   $         2.14  $           1.16
             Estate Edge(R)                                    $           1.99   $         2.17  $           1.82
             Estate Strategies                                 $           2.15   $         2.06  $           1.20
             Executive Benefit                                 $           2.29   $         2.11  $           1.21
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.07   $         2.35  $           1.86
             Phoenix Benefit Choice VUL/SM/                    $              -   $            -  $              -
             Phoenix Express VUL(R)                            $              -   $            -  $              -
             The Phoenix Edge(R)                               $           2.34   $         2.04  $           1.81
             The Phoenix Edge(R)--SPVL                         $           2.65   $         2.11  $           1.16

                                                                  Phoenix-Van
                                                               Kampen Equity 500
                                                                 Index Series
                                                               -----------------
Assets:
   Investments at fair value                                   $     51,242,396
                                                               -----------------
   Total Assets                                                $     51,242,396
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     51,242,396
                                                               =================
                                                               =================
         Units Outstanding                                           32,958,543
                                                               =================
   Investment shares held                                             3,879,961
   Investments at cost                                         $     49,109,366

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.14
             Estate Edge(R)                                    $           1.58
             Estate Strategies                                 $           1.22
             Executive Benefit                                 $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.58
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           1.55
             The Phoenix Edge(R)--SPVL                         $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                    PIMCO VIT
                                                                  CommodityReal
                                                                 Return Strategy     PIMCO VIT Real    PIMCO VIT Total
                                                               Portfolio - Advisor Return Portfolio - Return Portfolio -
                                                                      Class          Advisor Class      Advisor Class
                                                               ------------------- ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,742,491     $      947,578    $     1,378,268
                                                               ------------------- ------------------ ------------------
   Total Assets                                                 $      2,742,491     $      947,578    $     1,378,268
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $            -    $             -
                                                               ------------------- ------------------ ------------------
         Total Net Assets                                       $      2,742,491     $      947,578    $     1,378,268
                                                               =================== ================== ==================
                                                               =================== ================== ==================
         Units Outstanding                                             2,350,823            848,060          1,231,702
                                                               =================== ================== ==================
   Investment shares held                                                205,430             75,382            131,389
   Investments at cost                                          $      2,518,409     $      916,901    $     1,328,639

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.18     $         1.13    $          1.13
             Estate Edge(R)                                     $           1.17     $         1.12    $          1.12
             Estate Strategies                                  $              -     $            -    $             -
             Executive Benefit                                  $              -     $            -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.17     $         1.12    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -     $            -    $             -
             Phoenix Express VUL(R)                             $              -     $            -    $             -
             The Phoenix Edge(R)                                $              -     $         1.12    $             -
             The Phoenix Edge(R)--SPVL                          $           1.18     $         1.13    $          1.13

                                                                 Rydex Variable
                                                                 Trust Inverse
                                                                Government Long
                                                               Bond Strategy Fund
                                                               ------------------
Assets:
   Investments at fair value                                    $        250,256
                                                               ------------------
   Total Assets                                                 $        250,256
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $        250,256
                                                               ==================
                                                               ==================
         Units Outstanding                                               277,402
                                                               ==================
   Investment shares held                                                 12,782
   Investments at cost                                          $        310,823

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.93
             Estate Edge(R)                                     $           0.89
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.89
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.93

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                               Rydex Variable Sentinel Variable Sentinel Variable
                                                               Rydex Variable   Trust Sector  Products Balanced   Products Bond
                                                               Trust Nova Fund  Rotation Fund       Fund              Fund
                                                               --------------- -------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               --------------- -------------- ----------------- -----------------
   Total Assets                                                $       341,391 $    1,833,103 $         16,862   $      220,190
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             - $            - $              -   $            -
                                                               --------------- -------------- ----------------- -----------------
         Total Net Assets                                      $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               =============== ============== ================= =================
                                                               =============== ============== ================= =================
         Units Outstanding                                             201,101        950,722           16,560          215,542
                                                               =============== ============== ================= =================
   Investment shares held                                               33,935        119,575            1,349           22,041
   Investments at cost                                         $       229,731 $    1,367,775 $         18,368   $      224,218

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          1.76 $         2.00 $              -   $            -
             Estate Edge(R)                                    $             - $         1.93 $              -   $         1.02
             Estate Strategies                                 $             - $            - $              -   $            -
             Executive Benefit                                 $             - $            - $              -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.70 $         1.93 $           1.02   $         1.02
             Phoenix Benefit Choice VUL/SM/                    $             - $            - $              -   $            -
             Phoenix Express VUL(R)                            $             - $            - $              -   $            -
             The Phoenix Edge(R)                               $             - $            - $              -   $            -
             The Phoenix Edge(R)--SPVL                         $             - $         2.00 $              -   $         1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Sentinel Variable Sentinel Variable Sentinel Variable
                                                                Products Common  Products Mid Cap   Products Small
                                                                  Stock Fund        Growth Fund      Company Fund
                                                               ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $        594,527   $       239,079   $       94,813
                                                               ----------------- ----------------- -----------------
   Total Assets                                                $        594,527   $       239,079   $       94,813
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $             -   $            -
                                                               ----------------- ----------------- -----------------
         Total Net Assets                                      $        594,527   $       239,079   $       94,813
                                                               ================= ================= =================
                                                               ================= ================= =================
         Units Outstanding                                              580,398           221,544           94,178
                                                               ================= ================= =================
   Investment shares held                                                41,517            19,249            6,782
   Investments at cost                                         $        608,214   $       237,628   $      104,631

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $              -   $             -   $            -
             Estate Edge(R)                                    $           1.02   $          1.08   $         1.01
             Estate Strategies                                 $              -   $             -   $            -
             Executive Benefit                                 $              -   $             -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.02   $          1.08   $         1.01
             Phoenix Benefit Choice VUL/SM/                    $              -   $             -   $            -
             Phoenix Express VUL(R)                            $              -   $             -   $            -
             The Phoenix Edge(R)                               $              -   $             -   $            -
             The Phoenix Edge(R)--SPVL                         $           1.03   $             -   $         1.01

                                                                   Templeton
                                                               Developing Markets
                                                               Securities Fund -
                                                                    Class 2
                                                               ------------------
Assets:
   Investments at fair value                                    $     10,784,601
                                                               ------------------
   Total Assets                                                 $     10,784,601
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     10,784,601
                                                               ==================
                                                               ==================
         Units Outstanding                                             2,855,385
                                                               ==================
   Investment shares held                                                674,039
   Investments at cost                                          $      8,081,887

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           3.75
             Estate Edge(R)                                     $           3.78
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           3.78
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           3.74
             The Phoenix Edge(R)--SPVL                          $           3.75

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Templeton Foreign Templeton Global   Templeton Growth
                                                               Securities Fund - Asset Allocation   Securities Fund -
                                                                    Class 2       Fund - Class 2         Class 2
                                                               ----------------- ----------------   -----------------
Assets:
   Investments at fair value                                   $     27,400,824  $     1,142,970     $    23,758,552
                                                               ----------------- ----------------   -----------------
   Total Assets                                                $     27,400,824  $     1,142,970     $    23,758,552
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -  $             -     $             -
                                                               ----------------- ----------------   -----------------
         Total Net Assets                                      $     27,400,824  $     1,142,970     $    23,758,552
                                                               ================= ================   =================
                                                               ================= ================   =================
         Units Outstanding                                           14,659,376          542,545          11,355,582
                                                               ================= ================   =================
   Investment shares held                                             1,353,126           78,717           1,538,766
   Investments at cost                                         $     18,303,900  $     1,369,180     $    17,841,966

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.74  $          1.94     $          1.68
             Estate Edge(R)                                    $           1.80  $          2.13     $          2.19
             Estate Strategies                                 $           1.77  $             -     $          1.64
             Executive Benefit                                 $              -  $             -     $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.93  $          2.09     $          2.14
             Phoenix Benefit Choice VUL/SM/                    $              -  $             -     $             -
             Phoenix Express VUL(R)                            $              -  $             -     $             -
             The Phoenix Edge(R)                               $           1.92  $             -     $          1.63
             The Phoenix Edge(R)--SPVL                         $           1.74  $          1.82     $          1.67

                                                                  Van Kampen UIF
                                                                Equity and Income
                                                               Portfolio - Class II
                                                               --------------------
Assets:
   Investments at fair value                                     $       512,784
                                                               --------------------
   Total Assets                                                  $       512,784
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               --------------------
         Total Net Assets                                        $       512,784
                                                               ====================
                                                               ====================
         Units Outstanding                                               463,356
                                                               ====================
   Investment shares held                                                 34,788
   Investments at cost                                           $       507,875

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.12
             Estate Edge(R)                                      $          1.10
             Estate Strategies                                   $             -
             Executive Benefit                                   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.10
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $             -
             The Phoenix Edge(R)--SPVL                           $          1.12

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                      Wanger        International Small
                                                               International Select         Cap          Wanger Select
                                                               -------------------- ------------------- --------------
Assets:
   Investments at fair value                                     $     19,012,987    $     70,841,041   $   19,781,361
                                                               -------------------- ------------------- --------------
   Total Assets                                                  $     19,012,987    $     70,841,041   $   19,781,361
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              -   $            -
                                                               -------------------- ------------------- --------------
         Total Net Assets                                        $     19,012,987    $     70,841,041   $   19,781,361
                                                               ==================== =================== ==============
                                                               ==================== =================== ==============
         Units Outstanding                                              5,831,250          16,383,140        6,890,908
                                                               ==================== =================== ==============
   Investment shares held                                                 677,341           1,608,561          704,465
   Investments at cost                                           $     11,653,210    $     36,806,775   $   13,181,296

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           2.11    $           2.44   $         2.27
             Estate Edge(R)                                      $           3.15    $           4.49   $         2.56
             Estate Strategies                                   $           2.42    $           2.70   $         2.21
             Executive Benefit                                   $           2.48    $           2.77   $         2.36
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           3.69    $           4.49   $         3.23
             Phoenix Benefit Choice VUL/SM/                      $              -    $              -   $            -
             Phoenix Express VUL(R)                              $              -    $              -   $            -
             The Phoenix Edge(R)                                 $           1.62    $           4.64   $         2.19
             The Phoenix Edge(R)--SPVL                           $           2.18    $           2.52   $         2.27

                                                                  Wanger U.S.
                                                               Smaller Companies
                                                               -----------------
Assets:
   Investments at fair value                                   $     77,914,084
                                                               -----------------
   Total Assets                                                $     77,914,084
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     77,914,084
                                                               =================
                                                               =================
         Units Outstanding                                           26,060,748
                                                               =================
   Investment shares held                                             2,148,762
   Investments at cost                                         $     45,392,077

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.11
             Estate Edge(R)                                    $           3.05
             Estate Strategies                                 $           1.77
             Executive Benefit                                 $           1.81
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           3.05
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           3.10
             The Phoenix Edge(R)--SPVL                         $           2.10

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                        AIM V.I. Capital                         AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity Core Equity Fund -
                                                            Class I           Fund - Class I          Class I
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $              -     $         47,368    $         11,041
Expenses:
   Mortality and expense fees                                     60,808               27,863              37,202
   Administrative fees                                                 -                    -                   -
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                     (60,808)              19,505             (26,161)
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    93,788              126,830              48,428
   Realized gain distributions                                         -                    -              72,022
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                           93,788              126,830             120,450
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               901,956              163,873             346,334
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        934,936     $        310,208    $        440,623
                                                      ==================== ==================== ===================

                                                                           Anchor Series Trust
                                                      Anchor Series Trust      Government &     Anchor Series Trust
                                                      Capital Appreciation     Quality Bond      Growth and Income
                                                      Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $         11,043     $         14,877    $          1,713
Expenses:
   Mortality and expense fees                                      7,950                1,031                 864
   Administrative fees                                             6,147                  818                 589
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                      (3,054)              13,028                 260
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   108,879                1,385               7,249
   Realized gain distributions                                   361,359                    -              34,252
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                          470,238                1,385              41,501
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               299,182                7,916              (9,632)
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        766,366     $         22,329    $         32,129
                                                      ==================== ==================== ===================

                                                        Alger American
                                                       Leveraged AllCap
                                                      Portfolio - Class O
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                    99,429
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (99,429)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,022,577
   Realized gain distributions                                        -
                                                      -------------------
   Realized gain (loss)                                       1,022,577
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            3,135,468
                                                      -------------------
Net increase (decrease) in net assets from operations  $      4,058,616
                                                      ===================


                                                      Anchor Series Trust
                                                      Growth Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $         17,131
Expenses:
   Mortality and expense fees                                     6,767
   Administrative fees                                            4,757
                                                      -------------------
Net investment income (loss)                                      5,607
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   43,348
   Realized gain distributions                                  260,364
                                                      -------------------
   Realized gain (loss)                                         303,712
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (69,458)
                                                      -------------------
Net increase (decrease) in net assets from operations  $        239,861
                                                      ===================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Anchor Series Trust Anchor Series Trust Anchor Series Trust
                                                         Money Market         Multi-Asset      Natural Resources
                                                      Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $         32,432    $         56,959    $         10,907
Expenses:
   Mortality and expense fees                                     2,054               7,899               3,025
   Administrative fees                                            1,432               5,973               1,723
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                     28,946              43,087               6,159
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        -               2,831              88,788
   Realized gain distributions                                        -             220,790              47,900
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                               -             223,621             136,688
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                    -             (32,290)            194,725
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $         28,946    $        234,418    $        337,572
                                                      =================== =================== ===================


                                                        DWS Equity 500    Federated Fund for    Federated High
                                                       Index Fund VIP -     U.S. Government    Income Bond Fund
                                                            Class A          Securities II    II - Primary Shares
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $        612,788    $      1,709,015    $        827,317
Expenses:
   Mortality and expense fees                                   203,047             255,123              78,461
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                    409,741           1,453,892             748,856
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   97,443             (89,613)            191,348
   Realized gain distributions                                        -                   -                   -
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                          97,443             (89,613)            191,348
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,311,240             615,765            (642,951)
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $      1,818,424    $      1,980,044    $        297,253
                                                      =================== =================== ===================

                                                      Anchor Series Trust
                                                       Strategic Multi-
                                                       Asset Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                     4,733
   Administrative fees                                            3,360
                                                      -------------------
Net investment income (loss)                                     (8,093)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    4,935
   Realized gain distributions                                  144,909
                                                      -------------------
   Realized gain (loss)                                         149,844
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              123,496
                                                      -------------------
Net increase (decrease) in net assets from operations  $        265,247
                                                      ===================

                                                         Fidelity VIP
                                                         Contrafund(R)
                                                      Portfolio - Service
                                                             Class
                                                      -------------------
Income:
   Dividends                                           $        653,203
Expenses:
   Mortality and expense fees                                   535,982
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    117,221
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  126,266
   Realized gain distributions                               19,503,020
                                                      -------------------
   Realized gain (loss)                                      19,629,286
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (8,193,805)
                                                      -------------------
Net increase (decrease) in net assets from operations  $     11,552,702
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                      Fidelity VIP Growth                         Fidelity VIP
                                                         Opportunities    Fidelity VIP Growth   Investment Grade
                                                      Portfolio - Service Portfolio - Service   Bond Portfolio -
                                                             Class               Class           Service Class
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        112,895     $          4,020
Expenses:
   Mortality and expense fees                                    47,700             134,691                6,508
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (47,700)            (21,796)              (2,488)
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   15,853             341,450                  973
   Realized gain distributions                                        -              17,130                    -
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                          15,853             358,580                  973
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,328,585           3,841,179               43,217
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $      1,296,738    $      4,177,963     $         41,702
                                                      =================== =================== ====================

                                                       Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                      Small Cap Portfolio Debenture Portfolio      and Income
                                                       - Service Shares       - Class VC      Portfolio - Class VC
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        325,161     $        304,289
Expenses:
   Mortality and expense fees                                    16,734              35,127              188,110
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (16,734)            290,034              116,179
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    6,993              17,912              109,627
   Realized gain distributions                                  843,583              17,587            1,677,985
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                         850,576              35,499            1,787,612
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,000,370)            (50,055)          (1,228,971)
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $       (166,528)   $        275,478     $        674,820
                                                      =================== =================== ====================

                                                        Franklin Income
                                                       Securities Fund -
                                                            Class 2
                                                      -------------------
Income:
   Dividends                                           $         48,361
Expenses:
   Mortality and expense fees                                    11,163
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                     37,198
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      137
   Realized gain distributions                                    8,969
                                                      -------------------
   Realized gain (loss)                                           9,106
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (31,990)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         14,314
                                                      ===================

                                                       Lord Abbett Mid-
                                                      Cap Value Portfolio
                                                          - Class VC
                                                      -------------------
Income:
   Dividends                                           $         47,265
Expenses:
   Mortality and expense fees                                    86,008
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (38,743)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   58,970
   Realized gain distributions                                1,389,456
                                                      -------------------
   Realized gain (loss)                                       1,448,426
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,386,890)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         22,793
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                        Mutual Shares    Neuberger Berman    Neuberger Berman
                                                      Securities Fund -    AMT Fasciano        AMT Guardian
                                                           Class 2      Portfolio - S Class Portfolio - S Class
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $        644,190   $              -    $          2,200
Expenses:
   Mortality and expense fees                                  314,964                100               4,584
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                   329,226               (100)             (2,384)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 151,408               (704)                262
   Realized gain distributions                               1,577,183                 66                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                      1,728,591               (638)                262
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (962,667)              (205)             24,424
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $      1,095,150   $           (943)   $         22,302
                                                      ================= =================== ===================

                                                         Oppenheimer     Oppenheimer Main
                                                      Global Securities  Street Small Cap
                                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital
                                                           Shares             Shares           Growth Series
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $          9,373   $            883    $        477,577
Expenses:
   Mortality and expense fees                                    7,945              6,063           1,464,223
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                     1,428             (5,180)           (986,646)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   1,767               (791)           (316,929)
   Realized gain distributions                                  39,198             19,097                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                         40,965             18,306            (316,929)
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (10,841)           (74,812)         18,764,230
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $         31,552   $        (61,686)   $     17,460,655
                                                      ================= =================== ===================

                                                          Oppenheimer
                                                      Capital Appreciation
                                                       Fund/VA - Service
                                                             Shares
                                                      --------------------
Income:
   Dividends                                            $             49
Expenses:
   Mortality and expense fees                                      4,734
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      (4,685)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     8,938
   Realized gain distributions                                         -
                                                      --------------------
   Realized gain (loss)                                            8,938
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                62,316
                                                      --------------------
Net increase (decrease) in net assets from operations   $         66,569
                                                      ====================



                                                       Phoenix Growth and
                                                         Income Series
                                                      --------------------
Income:
   Dividends                                            $        379,832
Expenses:
   Mortality and expense fees                                    289,524
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      90,308
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   346,044
   Realized gain distributions                                   981,301
                                                      --------------------
   Realized gain (loss)                                        1,327,345
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               823,865
                                                      --------------------
Net increase (decrease) in net assets from operations   $      2,241,518
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                Phoenix Multi-
                                                       Phoenix Mid-Cap     Phoenix Money         Sector Fixed
                                                        Growth Series      Market Series        Income Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $             -    $      2,901,018     $      4,679,059
Expenses:
   Mortality and expense fees                                  298,209             449,610              613,561
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                  (298,209)          2,451,408            4,065,498
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 389,084                   -              198,461
   Realized gain distributions                                       -                   -                    -
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                        389,084                   -              198,461
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           6,946,029                   -           (1,527,482)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     7,036,904    $      2,451,408     $      2,736,477
                                                      ================= ==================== ====================


                                                      Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                      Allocation Series International Series  Cap Growth Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $     1,967,333    $      1,675,564     $              -
Expenses:
   Mortality and expense fees                                  580,915             843,418              116,395
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                 1,386,418             832,146             (116,395)
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 110,791           1,063,051               90,131
   Realized gain distributions                               4,067,998           5,548,735            2,955,538
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                      4,178,789           6,611,786            3,045,669
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (1,820,975)          6,902,064             (713,466)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     3,744,232    $     14,345,996     $      2,215,808
                                                      ================= ==================== ====================

                                                        Phoenix Multi-
                                                      Sector Short Term
                                                         Bond Series
                                                      ------------------
Income:
   Dividends                                           $        562,412
Expenses:
   Mortality and expense fees                                    70,514
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    491,898
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   12,118
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          12,118
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (180,995)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        323,021
                                                      ==================

                                                        Phoenix-Duff &
                                                      Phelps Real Estate
                                                      Securities Series
                                                      ------------------
Income:
   Dividends                                           $        513,829
Expenses:
   Mortality and expense fees                                   304,253
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    209,576
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,339,623
   Realized gain distributions                                3,288,524
                                                      ------------------
   Realized gain (loss)                                       4,628,147
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,615,746)
                                                      ------------------
Net increase (decrease) in net assets from operations  $     (6,778,023)
                                                      ==================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Phoenix-S&P         Phoenix-S&P        Phoenix-S&P
                                                        Dynamic Asset       Dynamic Asset      Dynamic Asset
                                                      Allocation Series:  Allocation Series: Allocation Series:
                                                      Aggressive Growth        Growth             Moderate
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         27,420   $        112,172    $          8,058
Expenses:
   Mortality and expense fees                                    19,196             37,285               2,476
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                      8,224             74,887               5,582
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   40,025             19,209              (2,877)
   Realized gain distributions                                   22,173             53,751               4,930
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                          62,198             72,960               2,053
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               89,370            325,296               9,657
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        159,792   $        473,143    $         17,292
                                                      ================== =================== ==================

                                                       Phoenix-Sanford     Phoenix-Sanford      Phoenix-Van
                                                      Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                         Value Series     Cap Value Series         Series
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         55,276   $              -    $        617,320
Expenses:
   Mortality and expense fees                                   303,794            177,912             291,264
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                   (248,518)          (177,912)            326,056
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  125,077             53,283              69,242
   Realized gain distributions                                4,693,416          2,949,648           1,907,655
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                       4,818,493          3,002,931           1,976,897
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (3,854,265)        (3,291,253)         (3,209,319)
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        715,710   $       (466,234)   $       (906,366)
                                                      ================== =================== ==================

                                                         Phoenix-S&P
                                                        Dynamic Asset
                                                      Allocation Series:
                                                       Moderate Growth
                                                      ------------------
Income:
   Dividends                                           $         54,252
Expenses:
   Mortality and expense fees                                    17,636
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     36,616
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    3,066
   Realized gain distributions                                   38,168
                                                      ------------------
   Realized gain (loss)                                          41,234
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               44,603
                                                      ------------------
Net increase (decrease) in net assets from operations  $        122,453
                                                      ==================

                                                         Phoenix-Van
                                                      Kampen Equity 500
                                                         Index Series
                                                      ------------------
Income:
   Dividends                                           $        702,107
Expenses:
   Mortality and expense fees                                   418,162
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    283,945
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  517,594
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                         517,594
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,407,763
                                                      ------------------
Net increase (decrease) in net assets from operations  $      2,209,302
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                           PIMCO VIT
                                                         CommodityReal
                                                        Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                      Portfolio - Advisor  Return Portfolio - Return Portfolio -
                                                             Class           Advisor Class      Advisor Class
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $         69,804    $         14,498    $         50,762
Expenses:
   Mortality and expense fees                                     8,818               2,258               7,845
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                     60,986              12,240              42,917
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    2,103              (6,253)              3,235
   Realized gain distributions                                        -               1,925                   -
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                           2,103              (4,328)              3,235
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              245,920              37,424              49,462
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $        309,009    $         45,336    $         95,614
                                                      =================== =================== ==================

                                                                            Rydex Variable    Sentinel Variable
                                                        Rydex Variable       Trust Sector     Products Balanced
                                                        Trust Nova Fund      Rotation Fund           Fund
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $          4,833    $              -    $            385
Expenses:
   Mortality and expense fees                                     3,141              13,598                  17
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                      1,692             (13,598)                368
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   59,669              15,471                  (1)
   Realized gain distributions                                        -             135,628                 953
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                          59,669             151,099                 952
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (55,459)            200,126              (1,507)
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $          5,902    $        337,627    $           (187)
                                                      =================== =================== ==================

                                                        Rydex Variable
                                                        Trust Inverse
                                                       Government Long
                                                      Bond Strategy Fund
                                                      ------------------
Income:
   Dividends                                           $         12,269
Expenses:
   Mortality and expense fees                                     1,590
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     10,679
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (3,792)
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          (3,792)
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (19,571)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        (12,684)
                                                      ==================

                                                      Sentinel Variable
                                                        Products Bond
                                                             Fund
                                                      ------------------
Income:
   Dividends                                           $          8,346
Expenses:
   Mortality and expense fees                                       308
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                      8,038
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       81
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                              81
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (4,028)
                                                      ------------------
Net increase (decrease) in net assets from operations  $          4,091
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Sentinel Variable Sentinel Variable   Sentinel Variable
                                                       Products Common   Products Mid Cap   Products Small
                                                         Stock Fund        Growth Fund       Company Fund
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $          6,266  $              -   $            547
Expenses:
   Mortality and expense fees                                      616               227                 98
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                     5,650              (227)               449
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (7)              132                  4
   Realized gain distributions                                  10,604                 -              8,791
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                         10,597               132              8,795
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (13,687)            1,451             (9,817)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $          2,560  $          1,356   $           (573)
                                                      ================= ================= ===================

                                                      Templeton Foreign Templeton Global   Templeton Growth
                                                      Securities Fund - Asset Allocation   Securities Fund -
                                                           Class 2       Fund - Class 2         Class 2
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $        520,925  $        201,647   $        321,335
Expenses:
   Mortality and expense fees                                  197,331             9,114            179,101
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                   323,594           192,533            142,234
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 321,696             3,159             (6,875)
   Realized gain distributions                               1,188,166           264,413          1,025,283
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                      1,509,862           267,572          1,018,408
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           1,760,369          (360,171)          (773,143)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $      3,593,825  $         99,934   $        387,499
                                                      ================= ================= ===================

                                                           Templeton
                                                       Developing Markets
                                                       Securities Fund -
                                                            Class 2
                                                      --------------------
Income:
   Dividends                                            $        172,542
Expenses:
   Mortality and expense fees                                     62,962
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                     109,580
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (177,638)
   Realized gain distributions                                   592,876
                                                      --------------------
   Realized gain (loss)                                          415,238
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,118,369
                                                      --------------------
Net increase (decrease) in net assets from operations   $      1,643,187
                                                      ====================

                                                         Van Kampen UIF
                                                       Equity and Income
                                                      Portfolio - Class II
                                                      --------------------
Income:
   Dividends                                            $          7,414
Expenses:
   Mortality and expense fees                                      2,249
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                       5,165
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       262
   Realized gain distributions                                    10,439
                                                      --------------------
   Realized gain (loss)                                           10,701
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (7,725)
                                                      --------------------
Net increase (decrease) in net assets from operations   $          8,141
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                 Wanger
                                                             Wanger        International Small                     Wanger U.S.
                                                      International Select         Cap           Wanger Select  Smaller Companies
                                                      -------------------- ------------------- ---------------  -----------------
Income:
   Dividends                                            $        114,670    $        631,874   $             -  $              -
Expenses:
   Mortality and expense fees                                    124,053             553,172           135,539           645,032
   Administrative fees                                                 -                   -                 -                 -
                                                      -------------------- ------------------- ---------------  -----------------
Net investment income (loss)                                      (9,383)             78,702          (135,539)         (645,032)
                                                      -------------------- ------------------- ---------------  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    22,420           1,461,810            36,287         3,722,392
   Realized gain distributions                                 1,841,619           5,689,782           349,629         4,476,132
                                                      -------------------- ------------------- ---------------  -----------------
   Realized gain (loss)                                        1,864,039           7,151,592           385,916         8,198,524
                                                      -------------------- ------------------- ---------------  -----------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,305,447           3,073,963         1,058,319        (3,531,997)
                                                      -------------------- ------------------- ---------------  -----------------
Net increase (decrease) in net assets from operations   $      3,160,103    $     10,304,257   $     1,308,696  $      4,021,495
                                                      ==================== =================== ===============  =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006


                                                            AIM V.I. Capital Appreciation Fund - Class I
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (60,808)    $          (48,148)
      Realized gains (losses)                                           93,788                 (1,464)
      Unrealized appreciation (depreciation) during
       the year                                                        901,956                455,631
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                  934,936                406,019
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,197,244              1,319,782
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (154,522)                51,086
      Transfers for contract benefits and terminations                (490,289)              (421,632)
      Contract maintenance charges                                    (560,250)              (483,070)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (7,817)               466,166
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       927,119                872,185
Net assets at beginning of period                                    8,134,247              7,262,062
                                                            ------------------     ------------------
Net assets at end of period                                 $        9,061,366     $        8,134,247
                                                            ==================     ==================

                                                              AIM V.I. Core Equity Fund - Class I
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           19,505  $            7,567
      Realized gains (losses)                                          126,830              26,293
      Unrealized appreciation (depreciation) during
       the year                                                        163,873             363,632
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  310,208             397,492
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           532,303             802,399
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (354,900)          4,541,891
      Transfers for contract benefits and terminations                (875,173)           (960,964)
      Contract maintenance charges                                    (285,820)           (157,444)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (983,590)          4,225,882
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (673,382)          4,623,374
Net assets at beginning of period                                    4,623,374                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,949,992  $        4,623,374
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)



                                                            AIM V.I. Mid Cap Core Equity Fund - Class I
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (26,161)   $           12,748
      Realized gains (losses)                                          120,450               544,453
      Unrealized appreciation (depreciation) during
       the year                                                        346,334               (43,030)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  440,623               514,171
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           417,538               527,263
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (281,572)             (329,920)
      Transfers for contract benefits and terminations                (632,399)             (388,835)
      Contract maintenance charges                                    (247,826)             (239,644)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (744,259)             (431,136)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                      (303,636)               83,035
Net assets at beginning of period                                    5,219,426             5,136,391
                                                            ------------------    ------------------
Net assets at end of period                                 $        4,915,790    $        5,219,426
                                                            ==================    ==================

                                                            Alger American Leveraged AllCap Portfolio -
                                                                            Class O
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (99,429)   $          (89,266)
      Realized gains (losses)                                        1,022,577               501,029
      Unrealized appreciation (depreciation) during
       the year                                                      3,135,468             1,810,351
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                4,058,616             2,222,114
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           983,526             1,769,322
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (1,484,922)             (784,319)
      Transfers for contract benefits and terminations                (982,618)           (2,007,276)
      Contract maintenance charges                                    (720,858)             (682,199)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,204,872)           (1,704,472)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,853,744               517,642
Net assets at beginning of period                                   13,373,497            12,855,855
                                                            ------------------    ------------------
Net assets at end of period                                 $       15,227,241    $       13,373,497
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Anchor Series Trust Capital Appreciation
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (3,054)  $           (9,147)
      Realized gains (losses)                                          470,238               59,241
      Unrealized appreciation (depreciation) during
       the year                                                        299,182              246,631
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  766,366              296,725
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            51,754                1,699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (390,193)             (55,467)
      Transfers for contract benefits and terminations                (317,164)            (270,788)
      Contract maintenance charges                                     (25,717)             (24,917)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (681,320)            (349,473)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        85,046              (52,748)
Net assets at beginning of period                                    2,934,870            2,987,618
                                                            ------------------   ------------------
Net assets at end of period                                 $        3,019,916   $        2,934,870
                                                            ==================   ==================

                                                            Anchor Series Trust Government & Quality
                                                                   Bond Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           13,028   $           13,526
      Realized gains (losses)                                            1,385                  196
      Unrealized appreciation (depreciation) during
       the year                                                          7,916               (1,977)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,329               11,745
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                               468                  429
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -                1,335
      Transfers for contract benefits and terminations                 (41,753)                (900)
      Contract maintenance charges                                      (8,960)              (8,726)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (50,245)              (7,862)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       (27,916)               3,883
Net assets at beginning of period                                      425,907              422,024
                                                            ------------------   ------------------
Net assets at end of period                                 $          397,991   $          425,907
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Anchor Series Trust Growth and Income
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              260  $              267
      Realized gains (losses)                                           41,501              30,589
      Unrealized appreciation (depreciation) during
       the year                                                         (9,632)             (1,210)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   32,129              29,646
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                               467                 428
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (3,036)              7,256
      Transfers for contract benefits and terminations                 (32,694)               (155)
      Contract maintenance charges                                      (3,937)             (3,883)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,200)              3,646
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        (7,071)             33,292
Net assets at beginning of period                                      308,767             275,475
                                                            ------------------  ------------------
Net assets at end of period                                 $          301,696  $          308,767
                                                            ==================  ==================

                                                            Anchor Series Trust Growth Portfolio - Class 1
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,607      $            3,709
      Realized gains (losses)                                          303,712                 237,565
      Unrealized appreciation (depreciation) during
       the year                                                        (69,458)                 46,260
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations                  239,861                 287,534
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                            52,494                     694
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (32,156)                (54,835)
      Transfers for contract benefits and terminations                (355,963)               (196,761)
      Contract maintenance charges                                     (20,465)                (23,676)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (356,090)               (274,578)
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                      (116,229)                 12,956
Net assets at beginning of period                                    2,437,557               2,424,601
                                                            ------------------      ------------------
Net assets at end of period                                 $        2,321,328      $        2,437,557
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Anchor Series Trust Money Market Portfolio -
                                                                            Class 1
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           28,946     $           20,150
      Realized gains (losses)                                                -                      -
      Unrealized appreciation (depreciation) during
       the year                                                              -                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   28,946                 20,150
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                             1,175                 20,773
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    443,470                160,247
      Transfers for contract benefits and terminations                (404,100)                     -
      Contract maintenance charges                                     (17,958)               (15,299)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                22,587                165,721
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                        51,533                185,871
Net assets at beginning of period                                      713,297                527,426
                                                            ------------------     ------------------
Net assets at end of period                                 $          764,830     $          713,297
                                                            ==================     ==================

                                                            Anchor Series Trust Multi-Asset Portfolio -
                                                                            Class 1
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           43,087    $           35,096
      Realized gains (losses)                                          223,621               212,459
      Unrealized appreciation (depreciation) during
       the year                                                        (32,290)              (44,891)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  234,418               202,664
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             1,116                11,217
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (5,669)                    -
      Transfers for contract benefits and terminations                (147,951)              (91,072)
      Contract maintenance charges                                     (20,812)              (20,610)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (173,316)             (100,465)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                        61,102               102,199
Net assets at beginning of period                                    2,966,419             2,864,220
                                                            ------------------    ------------------
Net assets at end of period                                 $        3,027,521    $        2,966,419
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Anchor Series Trust Natural Resources
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            6,159  $            2,115
      Realized gains (losses)                                          136,688              48,816
      Unrealized appreciation (depreciation) during
       the year                                                        194,725             134,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  337,572             185,823
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             2,117               2,372
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -             (56,956)
      Transfers for contract benefits and terminations                (136,093)             (9,255)
      Contract maintenance charges                                      (5,957)             (5,556)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (139,933)            (69,395)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       197,639             116,428
Net assets at beginning of period                                      912,560             796,132
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,110,199  $          912,560
                                                            ==================  ==================

                                                            Anchor Series Trust Strategic Multi-Asset
                                                                      Portfolio - Class 1
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (8,093)  $           17,628
      Realized gains (losses)                                          149,844                8,709
      Unrealized appreciation (depreciation) during
       the year                                                        123,496              145,971
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  265,247              172,308
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             4,870                8,536
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -               (1,650)
      Transfers for contract benefits and terminations                 (72,091)            (127,735)
      Contract maintenance charges                                     (17,680)             (18,701)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (84,901)            (139,550)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       180,346               32,758
Net assets at beginning of period                                    1,676,496            1,643,738
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,856,842   $        1,676,496
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            DWS Equity 500 Index Fund VIP - Class A
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          409,741  $          187,734
      Realized gains (losses)                                           97,443              75,481
      Unrealized appreciation (depreciation) during
       the year                                                      1,311,240           4,128,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,818,424           4,391,234
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,906,063           6,386,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    234,257           1,359,987
      Transfers for contract benefits and terminations              (1,194,620)         (1,633,638)
      Contract maintenance charges                                  (1,385,137)         (1,189,211)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             3,560,563           4,923,653
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     5,378,987           9,314,887
Net assets at beginning of period                                   38,443,495          29,128,608
                                                            ------------------  ------------------
Net assets at end of period                                 $       43,822,482  $       38,443,495
                                                            ==================  ==================

                                                              Federated Fund for U.S. Government
                                                                         Securities II
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,453,892  $        1,128,238
      Realized gains (losses)                                          (89,613)             44,660
      Unrealized appreciation (depreciation) during
       the year                                                        615,765               4,034
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,980,044           1,176,932
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,193,955           5,359,380
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    517,149          (1,929,140)
      Transfers for contract benefits and terminations              (2,461,534)         (2,719,558)
      Contract maintenance charges                                  (2,120,273)         (1,911,368)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               129,297          (1,200,686)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,109,341             (23,754)
Net assets at beginning of period                                   35,432,221          35,455,975
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,541,562  $       35,432,221
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Federated High Income Bond Fund II -
                                                                        Primary Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          748,856  $          795,201
      Realized gains (losses)                                          191,348              88,675
      Unrealized appreciation (depreciation) during
       the year                                                       (642,951)            292,392
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  297,253           1,176,268
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           793,579             959,171
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,029,129)          1,159,153
      Transfers for contract benefits and terminations              (1,734,898)           (852,183)
      Contract maintenance charges                                    (565,339)           (607,887)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,535,787)            658,254
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (5,238,534)          1,834,522
Net assets at beginning of period                                   14,777,742          12,943,220
                                                            ------------------  ------------------
Net assets at end of period                                 $        9,539,208  $       14,777,742
                                                            ==================  ==================

                                                            Fidelity VIP Contrafund(R) Portfolio - Service
                                                                             Class
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          117,221      $          283,170
      Realized gains (losses)                                       19,629,286               6,304,501
      Unrealized appreciation (depreciation) during
       the year                                                     (8,193,805)               (375,622)
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations               11,552,702               6,212,049
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                         5,226,377               5,389,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,294,850               7,331,448
      Transfers for contract benefits and terminations              (4,600,826)             (3,006,727)
      Contract maintenance charges                                  (3,023,338)             (2,618,927)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,897,063               7,095,713
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                    13,449,765              13,307,762
Net assets at beginning of period                                   67,672,381              54,364,619
                                                            ------------------      ------------------
Net assets at end of period                                 $       81,122,146      $       67,672,381
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Growth Opportunities Portfolio -
                                                                         Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (47,700)    $           (5,930)
      Realized gains (losses)                                           15,853                  6,434
      Unrealized appreciation (depreciation) during
       the year                                                      1,328,585                242,505
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                1,296,738                243,009
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,222,186                912,264
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,694,514                823,464
      Transfers for contract benefits and terminations                (380,342)              (273,065)
      Contract maintenance charges                                    (486,902)              (304,252)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,049,456              1,158,411
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,346,194              1,401,420
Net assets at beginning of period                                    5,031,976              3,630,556
                                                            ------------------     ------------------
Net assets at end of period                                 $        8,378,170     $        5,031,976
                                                            ==================     ==================

                                                            Fidelity VIP Growth Portfolio - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (21,796)    $          (72,914)
      Realized gains (losses)                                          358,580                138,606
      Unrealized appreciation (depreciation) during
       the year                                                      3,841,179                907,750
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                4,177,963                973,442
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,807,382              1,885,293
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    290,517               (869,510)
      Transfers for contract benefits and terminations              (1,876,490)              (920,126)
      Contract maintenance charges                                    (986,453)              (945,342)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (765,044)              (849,685)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,412,919                123,757
Net assets at beginning of period                                   17,010,205             16,886,448
                                                            ------------------     ------------------
Net assets at end of period                                 $       20,423,124     $       17,010,205
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Investment Grade Bond Portfolio
                                                                       - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,488)    $                -
      Realized gains (losses)                                              973                      -
      Unrealized appreciation (depreciation) during
       the year                                                         43,217                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   41,702                      -
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,354,104                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,287                      -
      Transfers for contract benefits and terminations                 (28,794)                     -
      Contract maintenance charges                                     (51,923)                     -
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,222,674                      -
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     2,264,376                      -
Net assets at beginning of period                                            -                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $        2,264,376     $                -
                                                            ==================     ==================

                                                            Franklin Income Securities Fund - Class 2
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           37,198   $             (236)
      Realized gains (losses)                                            9,106                1,019
      Unrealized appreciation (depreciation) during
       the year                                                        (31,990)              46,039
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   14,314               46,822
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           327,737               55,355
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,230,971              809,470
      Transfers for contract benefits and terminations                (170,554)             (49,545)
      Contract maintenance charges                                    (119,762)             (28,813)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,268,392              786,467
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,282,706              833,289
Net assets at beginning of period                                      833,289                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        2,115,995   $          833,289
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lazard Retirement Small Cap Portfolio -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (16,734) $          (15,646)
      Realized gains (losses)                                          850,576             186,397
      Unrealized appreciation (depreciation) during
       the year                                                     (1,000,370)            127,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (166,528)            298,643
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           230,903             286,693
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (155,885)            (18,214)
      Transfers for contract benefits and terminations                 (72,812)           (212,360)
      Contract maintenance charges                                     (91,103)           (143,963)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (88,897)            (87,844)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (255,425)            210,799
Net assets at beginning of period                                    2,222,938           2,012,139
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,967,513  $        2,222,938
                                                            ==================  ==================

                                                            Lord Abbett Bond-Debenture Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          290,034  $          247,784
      Realized gains (losses)                                           35,499              12,220
      Unrealized appreciation (depreciation) during
       the year                                                        (50,055)            119,206
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  275,478             379,210
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           547,076             582,540
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    487,184             225,299
      Transfers for contract benefits and terminations                (495,169)           (324,073)
      Contract maintenance charges                                    (308,048)           (278,502)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               231,043             205,264
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       506,521             584,474
Net assets at beginning of period                                    4,805,782           4,221,308
                                                            ------------------  ------------------
Net assets at end of period                                 $        5,312,303  $        4,805,782
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lord Abbett Growth and Income Portfolio -
                                                                           Class VC
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          116,179   $          137,836
      Realized gains (losses)                                        1,787,612              842,549
      Unrealized appreciation (depreciation) during
       the year                                                     (1,228,971)           2,457,372
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  674,820            3,437,757
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         2,663,887            2,456,856
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    639,219            1,636,281
      Transfers for contract benefits and terminations              (3,160,475)          (1,264,849)
      Contract maintenance charges                                  (1,497,171)          (1,109,672)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,354,540)           1,718,616
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                      (679,720)           5,156,373
Net assets at beginning of period                                   25,175,203           20,018,830
                                                            ------------------   ------------------
Net assets at end of period                                 $       24,495,483   $       25,175,203
                                                            ==================   ==================

                                                             Lord Abbett Mid-Cap Value Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (38,743) $          (22,092)
      Realized gains (losses)                                        1,448,426             853,849
      Unrealized appreciation (depreciation) during
       the year                                                     (1,386,890)            301,016
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   22,793           1,132,773
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           963,267           1,002,645
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (386,079)            491,898
      Transfers for contract benefits and terminations                (783,733)           (744,884)
      Contract maintenance charges                                    (494,759)           (555,543)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (701,304)            194,116
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (678,511)          1,326,889
Net assets at beginning of period                                   11,048,633           9,721,744
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,370,122  $       11,048,633
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Mutual Shares Securities Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          329,226  $          221,847
      Realized gains (losses)                                        1,728,591           1,245,654
      Unrealized appreciation (depreciation) during
       the year                                                       (962,667)          4,565,742
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,095,150           6,033,243
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,066,925           2,875,837
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,217,834           4,176,259
      Transfers for contract benefits and terminations              (3,185,801)         (1,344,758)
      Contract maintenance charges                                  (1,717,837)         (1,454,008)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,381,121           4,253,330
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,476,271          10,286,573
Net assets at beginning of period                                   42,791,159          32,504,586
                                                            ------------------  ------------------
Net assets at end of period                                 $       45,267,430  $       42,791,159
                                                            ==================  ==================

                                                                 Neuberger Berman AMT Fasciano
                                                                      Portfolio - S Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (100) $              (16)
      Realized gains (losses)                                             (638)                123
      Unrealized appreciation (depreciation) during
       the year                                                           (205)                144
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                     (943)                251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             4,218                 588
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      1,740               6,044
      Transfers for contract benefits and terminations                       -              (1,395)
      Contract maintenance charges                                        (911)               (328)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 5,047               4,909
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                         4,104               5,160
Net assets at beginning of period                                        5,160                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $            9,264  $            5,160
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Neuberger Berman AMT Guardian Portfolio -
                                                                            S Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,384)  $              304
      Realized gains (losses)                                              262                    4
      Unrealized appreciation (depreciation) during
       the year                                                         24,424                7,852
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,302                8,160
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           226,971                5,982
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    821,344               96,049
      Transfers for contract benefits and terminations                 (18,314)              (1,335)
      Contract maintenance charges                                     (48,932)              (1,483)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               981,069               99,213
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,003,371              107,373
Net assets at beginning of period                                      107,373                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,110,744   $          107,373
                                                            ==================   ==================

                                                            Oppenheimer Capital Appreciation Fund/VA -
                                                                        Service Shares
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (4,685)   $           (1,204)
      Realized gains (losses)                                            8,938                    88
      Unrealized appreciation (depreciation) during
       the year                                                         62,316                40,955
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   66,569                39,839
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                            73,087                57,983
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    312,253               358,132
      Transfers for contract benefits and terminations                 (94,871)                 (115)
      Contract maintenance charges                                     (25,137)               (5,050)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               265,332               410,950
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       331,901               450,789
Net assets at beginning of period                                      450,789                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          782,690    $          450,789
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer Global Securities Fund/VA -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,428  $             (959)
      Realized gains (losses)                                           40,965                 499
      Unrealized appreciation (depreciation) during
       the year                                                        (10,841)             35,936
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   31,552              35,476
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           216,077              31,795
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    842,849             412,560
      Transfers for contract benefits and terminations                 (71,446)             (6,984)
      Contract maintenance charges                                     (74,062)             (7,848)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               913,418             429,523
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       944,970             464,999
Net assets at beginning of period                                      464,999                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,409,969  $          464,999
                                                            ==================  ==================

                                                            Oppenheimer Main Street Small Cap Fund/VA
                                                                       - Service Shares
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (5,180)  $             (545)
      Realized gains (losses)                                           18,306                   25
      Unrealized appreciation (depreciation) during
       the year                                                        (74,812)              14,882
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  (61,686)              14,362
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           232,369               19,949
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    800,700              249,777
      Transfers for contract benefits and terminations                 (27,290)                (594)
      Contract maintenance charges                                     (51,592)              (4,051)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               954,187              265,081
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       892,501              279,443
Net assets at beginning of period                                      279,443                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,171,944   $          279,443
                                                            ==================   ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Capital Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (986,646) $       (1,027,048)
      Realized gains (losses)                                         (316,929)         (5,630,460)
      Unrealized appreciation (depreciation) during
       the year                                                     18,764,230          10,077,759
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               17,460,655           3,420,251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        19,744,275          21,686,676
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                (14,451,142)          5,743,369
      Transfers for contract benefits and terminations             (17,117,917)        (17,357,094)
      Contract maintenance charges                                 (13,172,000)        (13,710,777)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (24,996,784)         (3,637,826)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,536,129)           (217,575)
Net assets at beginning of period                                  186,428,207         186,645,782
                                                            ------------------  ------------------
Net assets at end of period                                 $      178,892,078  $      186,428,207
                                                            ==================  ==================

                                                               Phoenix Growth and Income Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           90,308  $          137,300
      Realized gains (losses)                                        1,327,345             188,298
      Unrealized appreciation (depreciation) during
       the year                                                        823,865           4,979,906
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,241,518           5,305,504
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,005,691           3,777,431
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (840,526)          1,640,809
      Transfers for contract benefits and terminations              (2,993,962)         (2,116,669)
      Contract maintenance charges                                  (2,277,812)         (2,039,828)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,106,609)          1,261,743
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       134,909           6,567,247
Net assets at beginning of period                                   38,733,910          32,166,663
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,868,819  $       38,733,910
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Mid-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (298,209) $         (170,396)
      Realized gains (losses)                                          389,084            (402,923)
      Unrealized appreciation (depreciation) during
       the year                                                      6,946,029             982,815
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                7,036,904             409,496
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,715,018           2,716,144
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,979,234)         19,218,689
      Transfers for contract benefits and terminations              (3,088,263)         (1,801,609)
      Contract maintenance charges                                  (2,398,390)         (1,325,429)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,750,869)         18,807,795
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,286,035          19,217,291
Net assets at beginning of period                                   37,703,727          18,486,436
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,989,762  $       37,703,727
                                                            ==================  ==================

                                                                  Phoenix Money Market Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        2,451,408  $        2,195,791
      Realized gains (losses)                                                -                   -
      Unrealized appreciation (depreciation) during
       the year                                                              -                   -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,451,408           2,195,791
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        15,076,669          16,419,465
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  6,106,922           5,873,224
      Transfers for contract benefits and terminations             (17,643,345)        (16,775,408)
      Contract maintenance charges                                  (6,024,810)         (6,209,205)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,484,564)           (691,924)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (33,156)          1,503,867
Net assets at beginning of period                                   60,133,477          58,629,610
                                                            ------------------  ------------------
Net assets at end of period                                 $       60,100,321  $       60,133,477
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix Multi-Sector Fixed Income Series
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        4,065,498   $        4,324,122
      Realized gains (losses)                                          198,461               50,571
      Unrealized appreciation (depreciation) during
       the year                                                     (1,527,482)             969,384
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                2,736,477            5,344,077
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         5,511,453            5,737,457
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    299,988            9,077,906
      Transfers for contract benefits and terminations              (9,639,757)          (3,957,426)
      Contract maintenance charges                                  (3,891,100)          (3,876,158)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,719,416)           6,981,779
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (4,982,939)          12,325,856
Net assets at beginning of period                                   93,566,219           81,240,363
                                                            ------------------   ------------------
Net assets at end of period                                 $       88,583,280   $       93,566,219
                                                            ==================   ==================

                                                            Phoenix Multi-Sector Short Term Bond Series
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          491,898    $          391,534
      Realized gains (losses)                                           12,118                 8,924
      Unrealized appreciation (depreciation) during
       the year                                                       (180,995)               82,367
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  323,021               482,825
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,764,116               818,898
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (500,600)              137,036
      Transfers for contract benefits and terminations                (340,089)             (519,405)
      Contract maintenance charges                                    (329,143)             (359,661)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               594,284                76,868
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       917,305               559,693
Net assets at beginning of period                                   10,020,634             9,460,941
                                                            ------------------    ------------------
Net assets at end of period                                 $       10,937,939    $       10,020,634
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix Strategic Allocation Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,386,418  $        1,356,807
      Realized gains (losses)                                        4,178,789           9,421,815
      Unrealized appreciation (depreciation) during
       the year                                                     (1,820,975)         (2,430,779)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,744,232           8,347,843
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,167,216           6,755,534
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,132,285)         (4,322,479)
      Transfers for contract benefits and terminations              (4,840,130)         (7,450,275)
      Contract maintenance charges                                  (4,253,123)         (4,481,583)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,058,322)         (9,498,803)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (2,314,090)         (1,150,960)
Net assets at beginning of period                                   75,168,623          76,319,583
                                                            ------------------  ------------------
Net assets at end of period                                 $       72,854,533  $       75,168,623
                                                            ==================  ==================

                                                             Phoenix-Aberdeen International Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          832,146  $        1,208,176
      Realized gains (losses)                                        6,611,786             684,999
      Unrealized appreciation (depreciation) during
       the year                                                      6,902,064          18,100,026
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               14,345,996          19,993,201
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         8,124,702           6,181,809
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (31,878)         15,588,370
      Transfers for contract benefits and terminations             (10,087,062)         (7,028,001)
      Contract maintenance charges                                  (5,496,937)         (4,407,684)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,491,175)         10,334,494
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,854,821          30,327,695
Net assets at beginning of period                                  105,043,552          74,715,857
                                                            ------------------  ------------------
Net assets at end of period                                 $      111,898,373  $      105,043,552
                                                            ==================  ==================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Phoenix-Alger Small-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (116,395) $          (45,140)
      Realized gains (losses)                                        3,045,669              34,990
      Unrealized appreciation (depreciation) during
       the year                                                       (713,466)          1,015,007
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,215,808           1,004,857
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,427,172             910,018
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (989,749)         10,935,619
      Transfers for contract benefits and terminations              (1,113,655)           (812,365)
      Contract maintenance charges                                    (768,105)           (350,522)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,444,337)         10,682,750
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       771,471          11,687,607
Net assets at beginning of period                                   15,016,222           3,328,615
                                                            ------------------  ------------------
Net assets at end of period                                 $       15,787,693  $       15,016,222
                                                            ==================  ==================

                                                            Phoenix-Duff & Phelps Real Estate Securities
                                                                            Series
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          209,576     $          236,190
      Realized gains (losses)                                        4,628,147              3,913,064
      Unrealized appreciation (depreciation) during
       the year                                                    (11,615,746)             8,418,256
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations               (6,778,023)            12,567,510
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         3,370,140              3,324,341
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,369,425)               732,150
      Transfers for contract benefits and terminations              (3,648,125)            (4,181,326)
      Contract maintenance charges                                  (1,873,022)            (1,978,486)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,520,432)            (2,103,321)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                   (13,298,455)            10,464,189
Net assets at beginning of period                                   46,223,746             35,759,557
                                                            ------------------     ------------------
Net assets at end of period                                 $       32,925,291     $       46,223,746
                                                            ==================     ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                   Series: Aggressive Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,224  $            7,362
      Realized gains (losses)                                           62,198                 738
      Unrealized appreciation (depreciation) during
       the year                                                         89,370              96,353
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  159,792             104,453
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           514,412             144,614
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    996,604             956,554
      Transfers for contract benefits and terminations                 (76,754)             (1,015)
      Contract maintenance charges                                    (147,582)            (38,743)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,286,680           1,061,410
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,446,472           1,165,863
Net assets at beginning of period                                    1,165,863                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,612,335  $        1,165,863
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                        Series: Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           74,887  $           36,947
      Realized gains (losses)                                           72,960               2,108
      Unrealized appreciation (depreciation) during
       the year                                                        325,296             221,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  473,143             260,074
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           802,752             379,561
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,962,707           3,303,756
      Transfers for contract benefits and terminations                (172,385)            (51,910)
      Contract maintenance charges                                    (429,456)            (97,532)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,163,618           3,533,875
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,636,761           3,793,949
Net assets at beginning of period                                    3,793,949                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        8,430,710  $        3,793,949
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                       Series: Moderate
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,582  $            4,941
      Realized gains (losses)                                            2,053                  51
      Unrealized appreciation (depreciation) during
       the year                                                          9,657              (1,657)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   17,292               3,335
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            42,290              29,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     71,109             334,100
      Transfers for contract benefits and terminations                 (79,713)                  -
      Contract maintenance charges                                     (39,444)             (8,072)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (5,758)            355,947
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        11,534             359,282
Net assets at beginning of period                                      359,282                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          370,816  $          359,282
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                    Series: Moderate Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           36,616  $            9,275
      Realized gains (losses)                                           41,234               2,026
      Unrealized appreciation (depreciation) during
       the year                                                         44,603              46,692
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  122,453              57,993
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           357,703             169,923
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,133,161             840,736
      Transfers for contract benefits and terminations                 (63,856)            (85,425)
      Contract maintenance charges                                    (157,628)            (20,820)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,269,380             904,414
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,391,833             962,407
Net assets at beginning of period                                      962,407                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,354,240  $          962,407
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix-Sanford Bernstein Mid-Cap Value
                                                                            Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (248,518) $         (115,803)
      Realized gains (losses)                                        4,818,493           4,776,155
      Unrealized appreciation (depreciation) during
       the year                                                     (3,854,265)            182,043
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  715,710           4,842,395
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         2,996,012           3,178,393
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    119,433             744,259
      Transfers for contract benefits and terminations              (3,032,259)         (2,694,438)
      Contract maintenance charges                                  (1,966,512)         (1,822,481)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,883,326)           (594,267)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (1,167,616)          4,248,128
Net assets at beginning of period                                   38,669,699          34,421,571
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,502,083  $       38,669,699
                                                            ==================  ==================

                                                            Phoenix-Sanford Bernstein Small-Cap Value
                                                                            Series
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (177,912)  $         (116,134)
      Realized gains (losses)                                        3,002,931            3,533,048
      Unrealized appreciation (depreciation) during
       the year                                                     (3,291,253)             (68,174)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                 (466,234)           3,348,740
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         1,795,151            2,108,607
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    116,114               33,652
      Transfers for contract benefits and terminations              (3,269,705)          (1,448,103)
      Contract maintenance charges                                  (1,188,402)          (1,087,285)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,546,842)            (393,129)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (3,013,076)           2,955,611
Net assets at beginning of period                                   24,109,139           21,153,528
                                                            ------------------   ------------------
Net assets at end of period                                 $       21,096,063   $       24,109,139
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix-Van Kampen Comstock Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          326,056  $          387,142
      Realized gains (losses)                                        1,976,897           7,280,747
      Unrealized appreciation (depreciation) during
       the year                                                     (3,209,319)           (453,119)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (906,366)          7,214,770
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,409,152           4,176,284
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,798,473)         (2,740,870)
      Transfers for contract benefits and terminations              (3,542,853)         (3,251,789)
      Contract maintenance charges                                  (1,857,462)         (1,912,624)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,789,636)         (3,728,999)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (6,696,002)          3,485,771
Net assets at beginning of period                                   41,459,860          37,974,089
                                                            ------------------  ------------------
Net assets at end of period                                 $       34,763,858  $       41,459,860
                                                            ==================  ==================

                                                            Phoenix-Van Kampen Equity 500 Index Series
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          283,945    $          247,802
      Realized gains (losses)                                          517,594               (93,181)
      Unrealized appreciation (depreciation) during
       the year                                                      1,407,763             5,304,657
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                2,209,302             5,459,278
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         3,926,453             3,788,444
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,285,078)           12,166,696
      Transfers for contract benefits and terminations              (5,614,832)           (2,519,801)
      Contract maintenance charges                                  (2,887,583)           (2,178,589)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,861,040)           11,256,750
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                    (4,651,738)           16,716,028
Net assets at beginning of period                                   55,894,134            39,178,106
                                                            ------------------    ------------------
Net assets at end of period                                 $       51,242,396    $       55,894,134
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT CommodityRealReturn Strategy
                                                                   Portfolio - Advisor Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           60,986  $            8,826
      Realized gains (losses)                                            2,103                 261
      Unrealized appreciation (depreciation) during
       the year                                                        245,920             (21,838)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  309,009             (12,751)
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           213,672              21,688
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,041,478             338,417
      Transfers for contract benefits and terminations                 (98,980)                (21)
      Contract maintenance charges                                     (66,924)             (3,097)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,089,246             356,987
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,398,255             344,236
Net assets at beginning of period                                      344,236                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,742,491  $          344,236
                                                            ==================  ==================

                                                            PIMCO VIT Real Return Portfolio - Advisor
                                                                             Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           12,240   $            2,032
      Realized gains (losses)                                           (4,328)               4,553
      Unrealized appreciation (depreciation) during
       the year                                                         37,424               (6,747)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   45,336                 (162)
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           587,981                  271
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    185,552              168,377
      Transfers for contract benefits and terminations                 (24,908)                   -
      Contract maintenance charges                                     (12,517)              (2,352)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               736,108              166,296
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       781,444              166,134
Net assets at beginning of period                                      166,134                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          947,578   $          166,134
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT Total Return Portfolio - Advisor
                                                                             Class
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           42,917    $            6,869
      Realized gains (losses)                                            3,235                 3,045
      Unrealized appreciation (depreciation) during
       the year                                                         49,462                   168
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   95,614                10,082
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           114,471                26,962
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    759,107               555,883
      Transfers for contract benefits and terminations                (120,652)                 (561)
      Contract maintenance charges                                     (52,572)              (10,066)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               700,354               572,218
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       795,968               582,300
Net assets at beginning of period                                      582,300                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $        1,378,268    $          582,300
                                                            ==================    ==================

                                                            Rydex Variable Trust Inverse Government
                                                                    Long Bond Strategy Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           10,679  $           10,296
      Realized gains (losses)                                           (3,792)            (17,672)
      Unrealized appreciation (depreciation) during
       the year                                                        (19,571)             32,924
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  (12,684)             25,548
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            22,731              21,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (43,211)           (217,074)
      Transfers for contract benefits and terminations                  (5,971)            (22,368)
      Contract maintenance charges                                     (13,088)            (17,874)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,539)           (236,274)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (52,223)           (210,726)
Net assets at beginning of period                                      302,479             513,205
                                                            ------------------  ------------------
Net assets at end of period                                 $          250,256  $          302,479
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                Rydex Variable Trust Nova Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,692  $            2,024
      Realized gains (losses)                                           59,669              15,773
      Unrealized appreciation (depreciation) during
       the year                                                        (55,459)             64,920
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    5,902              82,717
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            34,072              45,089
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (146,227)           (150,503)
      Transfers for contract benefits and terminations                 (26,729)            (17,339)
      Contract maintenance charges                                     (25,594)            (34,595)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (164,478)           (157,348)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (158,576)            (74,631)
Net assets at beginning of period                                      499,967             574,598
                                                            ------------------  ------------------
Net assets at end of period                                 $          341,391  $          499,967
                                                            ==================  ==================

                                                            Rydex Variable Trust Sector Rotation Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (13,598)  $          (13,665)
      Realized gains (losses)                                          151,099              185,229
      Unrealized appreciation (depreciation) during
       the year                                                        200,126               11,887
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  337,627              183,451
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           150,720              204,901
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (122,824)          (1,035,430)
      Transfers for contract benefits and terminations                (107,892)            (128,448)
      Contract maintenance charges                                     (92,303)            (105,607)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (172,299)          (1,064,584)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       165,328             (881,133)
Net assets at beginning of period                                    1,667,775            2,548,908
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,833,103   $        1,667,775
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Balanced Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              368   $                -
      Realized gains (losses)                                              952                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (1,507)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (187)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                                 -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     17,143                    -
      Transfers for contract benefits and terminations                       -                    -
      Contract maintenance charges                                         (94)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                17,049                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        16,862                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           16,862   $                -
                                                            ==================   ==================

                                                             Sentinel Variable Products Bond Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,038  $                -
      Realized gains (losses)                                               81                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (4,028)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    4,091                   -
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            15,668                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    204,416                   -
      Transfers for contract benefits and terminations                     (67)                  -
      Contract maintenance charges                                      (3,918)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               216,099                   -
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       220,190                   -
Net assets at beginning of period                                            -                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          220,190  $                -
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Common Stock
                                                                             Fund
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,650   $                -
      Realized gains (losses)                                           10,597                    -
      Unrealized appreciation (depreciation) during
       the year                                                        (13,687)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                    2,560                    -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            55,103                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    542,660                    -
      Transfers for contract benefits and terminations                    (296)                   -
      Contract maintenance charges                                      (5,500)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               591,967                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       594,527                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          594,527   $                -
                                                            ==================   ==================

                                                            Sentinel Variable Products Mid Cap Growth
                                                                             Fund
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (227)   $                -
      Realized gains (losses)                                              132                     -
      Unrealized appreciation (depreciation) during
       the year                                                          1,451                     -
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                    1,356                     -
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             5,391                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    235,312                     -
      Transfers for contract benefits and terminations                  (2,528)                    -
      Contract maintenance charges                                        (452)                    -
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               237,723                     -
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       239,079                     -
Net assets at beginning of period                                            -                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          239,079    $                -
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Small Company
                                                                             Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              449   $                -
      Realized gains (losses)                                            8,795                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (9,817)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (573)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             9,331                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     87,065                    -
      Transfers for contract benefits and terminations                     (40)                   -
      Contract maintenance charges                                        (970)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                95,386                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        94,813                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           94,813   $                -
                                                            ==================   ==================

                                                            Templeton Developing Markets Securities
                                                                        Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          109,580  $            8,502
      Realized gains (losses)                                          415,238              33,404
      Unrealized appreciation (depreciation) during
       the year                                                      1,118,369             754,921
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,643,187             796,827
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           681,687             196,513
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,628,615           1,850,722
      Transfers for contract benefits and terminations                (368,835)           (248,131)
      Contract maintenance charges                                    (376,057)           (161,829)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,565,410           1,637,275
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,208,597           2,434,102
Net assets at beginning of period                                    4,576,004           2,141,902
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,784,601  $        4,576,004
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Foreign Securities Fund - Class 2
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          323,594    $          122,508
      Realized gains (losses)                                        1,509,862               152,283
      Unrealized appreciation (depreciation) during
       the year                                                      1,760,369             4,160,356
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                3,593,825             4,435,147
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         2,087,866             2,283,285
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (415,198)              603,203
      Transfers for contract benefits and terminations              (2,440,015)           (1,420,969)
      Contract maintenance charges                                  (1,216,731)           (1,048,512)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,984,078)              417,007
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,609,747             4,852,154
Net assets at beginning of period                                   25,791,077            20,938,923
                                                            ------------------    ------------------
Net assets at end of period                                 $       27,400,824    $       25,791,077
                                                            ==================    ==================

                                                            Templeton Global Asset Allocation Fund -
                                                                            Class 2
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          192,533   $           65,041
      Realized gains (losses)                                          267,572               69,833
      Unrealized appreciation (depreciation) during
       the year                                                       (360,171)              55,803
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   99,934              190,677
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            47,330               50,567
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (1,302)             (15,347)
      Transfers for contract benefits and terminations                 (44,706)             (24,029)
      Contract maintenance charges                                     (73,290)             (67,416)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (71,968)             (56,225)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        27,966              134,452
Net assets at beginning of period                                    1,115,004              980,552
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,142,970   $        1,115,004
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Growth Securities Fund - Class 2
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          142,234    $          122,889
      Realized gains (losses)                                        1,018,408             1,027,339
      Unrealized appreciation (depreciation) during
       the year                                                       (773,143)            2,905,651
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  387,499             4,055,879
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,897,911             1,922,175
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,933                18,348
      Transfers for contract benefits and terminations              (1,405,495)           (1,604,258)
      Contract maintenance charges                                  (1,162,432)             (993,545)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               279,917              (657,280)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       667,416             3,398,599
Net assets at beginning of period                                   23,091,136            19,692,537
                                                            ------------------    ------------------
Net assets at end of period                                 $       23,758,552    $       23,091,136
                                                            ==================    ==================

                                                            Van Kampen UIF Equity and Income Portfolio -
                                                                           Class II
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,165     $               55
      Realized gains (losses)                                           10,701                    862
      Unrealized appreciation (depreciation) during
       the year                                                         (7,725)                12,634
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                    8,141                 13,551
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                            50,737                 21,522
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    245,708                210,924
      Transfers for contract benefits and terminations                 (12,554)                  (898)
      Contract maintenance charges                                     (20,950)                (3,397)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               262,941                228,151
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       271,082                241,702
Net assets at beginning of period                                      241,702                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $          512,784     $          241,702
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Wanger International Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (9,383) $          (58,466)
      Realized gains (losses)                                        1,864,039             161,504
      Unrealized appreciation (depreciation) during
       the year                                                      1,305,447           3,717,461
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,160,103           3,820,499
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,189,120           1,144,714
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,180,403             597,748
      Transfers for contract benefits and terminations              (1,029,266)           (872,084)
      Contract maintenance charges                                    (829,987)           (701,645)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,510,270             168,733
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,670,373           3,989,232
Net assets at beginning of period                                   14,342,614          10,353,382
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,012,987  $       14,342,614
                                                            ==================  ==================

                                                                Wanger International Small Cap
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           78,702  $         (128,529)
      Realized gains (losses)                                        7,151,592           1,780,194
      Unrealized appreciation (depreciation) during
       the year                                                      3,073,963          17,095,069
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               10,304,257          18,746,734
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,346,604           4,714,389
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,224,399)         (1,404,621)
      Transfers for contract benefits and terminations              (6,144,398)         (5,057,607)
      Contract maintenance charges                                  (3,463,204)         (3,207,507)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,485,397)         (4,955,346)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,818,860          13,791,388
Net assets at beginning of period                                   68,022,181          54,230,793
                                                            ------------------  ------------------
Net assets at end of period                                 $       70,841,041  $       68,022,181
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                         Wanger Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (135,539) $          (46,583)
      Realized gains (losses)                                          385,916             459,995
      Unrealized appreciation (depreciation) during
       the year                                                      1,058,319           2,110,627
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,308,696           2,524,039
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,408,566           1,308,379
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,397,089           1,138,698
      Transfers for contract benefits and terminations              (1,125,356)           (866,567)
      Contract maintenance charges                                    (740,792)           (657,871)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,939,507             922,639
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     3,248,203           3,446,678
Net assets at beginning of period                                   16,533,158          13,086,480
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,781,361  $       16,533,158
                                                            ==================  ==================

                                                                 Wanger U.S. Smaller Companies
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (645,032) $         (463,251)
      Realized gains (losses)                                        8,198,524           5,210,762
      Unrealized appreciation (depreciation) during
       the year                                                     (3,531,997)          1,237,629
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                4,021,495           5,985,140
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,877,699           7,232,259
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,155,031)         (4,915,802)
      Transfers for contract benefits and terminations              (9,359,113)         (7,718,347)
      Contract maintenance charges                                  (4,250,303)         (4,539,981)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (11,886,748)         (9,941,871)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,865,253)         (3,956,731)
Net assets at beginning of period                                   85,779,337          89,736,068
                                                            ------------------  ------------------
Net assets at end of period                                 $       77,914,084  $       85,779,337
                                                            ==================  ==================

                       See Notes to Financial Statements

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 68 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Sanford Bernstein Mid-Cap Value Series
----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
----------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
----------------------------------------------------------------
Sentinel Variable Products Bond Fund
----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
----------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------
Wanger Select
----------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                        Purchases        Sales
-----------------                                                      --------------     -----
   AIM V.I. Capital Appreciation Fund - Class I                        $    1,853,495 $    1,922,119
   AIM V.I. Core Equity Fund - Class I                                        585,944      1,550,028
   AIM V.I. Mid Cap Core Equity Fund - Class I                                569,945      1,268,343
   Alger American Leveraged AllCap Portfolio - Class O                      1,035,444      3,339,746
   Anchor Series Trust Capital Appreciation Portfolio - Class 1               424,157        747,171
   Anchor Series Trust Government & Quality Bond Portfolio - Class 1           15,345         52,563
   Anchor Series Trust Growth and Income Portfolio - Class 1                   74,843         79,531
   Anchor Series Trust Growth Portfolio - Class 1                             368,447        458,567
   Anchor Series Trust Money Market Portfolio - Class 1                       515,537        464,004
   Anchor Series Trust Multi-Asset Portfolio - Class 1                        278,865        188,304
   Anchor Series Trust Natural Resources Portfolio - Class 1                   60,923        146,797
   Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1              149,779         97,864
   DWS Equity 500 Index Fund VIP - Class A                                  8,625,508      4,655,205
   Federated Fund for U.S. Government Securities II                        10,863,982      9,280,792
   Federated High Income Bond Fund II - Primary Shares                      5,141,771      9,928,702
   Fidelity VIP Contrafund(R) Portfolio - Service Class                    32,921,702     11,404,399
   Fidelity VIP Growth Opportunities Portfolio - Service Class              3,453,955      1,452,200
   Fidelity VIP Growth Portfolio - Service Class                            4,305,591      5,075,302
   Fidelity VIP Investment Grade Bond Portfolio - Service Class             2,425,194        205,009
   Franklin Income Securities Fund - Class 2                                1,771,938        457,378
   Lazard Retirement Small Cap Portfolio - Service Shares                   1,077,744        339,792
   Lord Abbett Bond-Debenture Portfolio - Class VC                          2,106,143      1,567,480
   Lord Abbett Growth and Income Portfolio - Class VC                       7,010,750      6,571,126
   Lord Abbett Mid-Cap Value Portfolio - Class VC                           3,087,058      2,437,649
   Mutual Shares Securities Fund - Class 2                                 11,135,643      7,848,111
   Neuberger Berman AMT Fasciano Portfolio - S Class                           28,346         23,332
   Neuberger Berman AMT Guardian Portfolio - S Class                        1,066,853         88,167
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                  391,036        130,390
   Oppenheimer Global Securities Fund/VA - Service Shares                   1,194,986        240,942
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               1,091,255        123,151
   Phoenix Capital Growth Series                                           20,676,071     46,659,502
   Phoenix Growth and Income Series                                         6,541,919      7,576,919
   Phoenix Mid-Cap Growth Series                                            5,931,397     11,980,473
   Phoenix Money Market Series                                             44,996,221     45,029,377
   Phoenix Multi-Sector Fixed Income Series                                13,272,968     16,926,887
   Phoenix Multi-Sector Short Term Bond Series                              3,452,841      2,366,659
   Phoenix Strategic Allocation Series                                     11,583,801     12,187,708
   Phoenix-Aberdeen International Series                                   20,487,236     21,597,529
   Phoenix-Alger Small-Cap Growth Series                                    5,519,775      4,124,971
   Phoenix-Duff & Phelps Real Estate Securities Series                      9,389,239     12,411,571
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth           3,809,020      2,491,944
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                      5,275,184        982,929
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                      385,346        380,592
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth             2,739,620        395,456
   Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,069,277      9,507,704
   Phoenix-Sanford Bernstein Small-Cap Value Series                         7,003,965      6,779,073
   Phoenix-Van Kampen Comstock Series                                       8,759,833     12,315,760
   Phoenix-Van Kampen Equity 500 Index Series                               6,651,697     13,228,792
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         2,527,904        377,673
   PIMCO VIT Real Return Portfolio - Advisor Class                          1,030,494        280,220
   PIMCO VIT Total Return Portfolio - Advisor Class                         1,097,904        354,632

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                       Purchases         Sales
-----------------                                                       ---------         -----
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund   $        38,384 $        67,243
   Rydex Variable Trust Nova Fund                                             38,906         201,692
   Rydex Variable Trust Sector Rotation Fund                                 317,843         368,113
   Sentinel Variable Products Balanced Fund                                   18,480             111
   Sentinel Variable Products Bond Fund                                      254,356          30,218
   Sentinel Variable Products Common Stock Fund                              624,162          15,940
   Sentinel Variable Products Mid Cap Growth Fund                            250,032          12,536
   Sentinel Variable Products Small Company Fund                             105,738           1,112
   Templeton Developing Markets Securities Fund - Class 2                  7,966,598       2,698,733
   Templeton Foreign Securities Fund - Class 2                             5,483,180       5,955,498
   Templeton Global Asset Allocation Fund - Class 2                          513,465         128,487
   Templeton Growth Securities Fund - Class 2                              5,324,803       3,877,369
   Van Kampen UIF Equity and Income Portfolio - Class II                     374,730          96,185
   Wanger International Select                                             6,686,589       3,344,083
   Wanger International Small Cap                                         14,700,084      16,416,998
   Wanger Select                                                           7,178,520       5,024,924
   Wanger U.S. Smaller Companies                                          11,509,332      19,564,980
                                                                     --------------- ---------------
                                                                     $   358,219,093 $   357,904,757
                                                                     --------------- ---------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                  -------------------------------------
                                                                  For period ended December 31, 2007
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  -------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       1,683,753  (1,692,469)      (8,716)
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                  466,527  (1,336,097)    (869,570)
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          381,071    (962,635)    (581,564)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                1,071,551  (3,409,452)  (2,337,901)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             501      (6,051)      (5,550)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         14      (1,104)      (1,090)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                922      (1,714)        (792)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                           869      (3,969)      (3,100)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  19,847     (18,999)         848
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                       25      (3,793)      (3,768)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                 20      (1,334)      (1,314)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1             96      (1,764)      (1,668)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            5,462,708  (3,083,822)   2,378,886
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,523,057  (6,430,340)      92,717
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                3,097,695  (7,158,218)  (4,060,523)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               8,596,188  (7,139,562)   1,456,626
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        3,485,475  (1,373,823)   2,111,652
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,817,779  (5,880,004)  (1,062,225)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       2,376,713    (194,759)   2,181,954
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          1,480,302    (385,427)   1,094,875
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               185,992    (254,041)     (68,049)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,533,305  (1,320,060)     213,245
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 3,996,445  (5,076,457)  (1,080,012)
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     1,290,543  (1,837,208)    (546,665)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            4,372,851  (3,736,264)     636,587
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                     26,899     (22,626)       4,273
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    958,594     (73,827)     884,767
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            349,687    (112,318)     237,369
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares             1,024,341    (205,354)     818,987
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,030,625    (114,203)     916,422
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      5,130,407 (11,569,841)  (6,439,434)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   3,401,514  (4,727,558)  (1,326,044)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      3,906,645  (7,893,858)  (3,987,213)
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       24,055,129 (25,580,837)  (1,525,708)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,788,382  (4,576,687)  (1,788,305)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        2,506,812  (1,993,019)     513,793
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,235,322  (2,550,947)  (1,315,625)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              3,825,522  (5,843,636)  (2,018,114)
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              1,103,274  (1,729,486)    (626,212)
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,121,470  (2,378,269)  (1,256,799)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     3,121,263  (1,994,739)   1,126,524
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                4,488,566    (806,963)   3,681,603
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                342,209    (354,850)     (12,641)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth       2,324,390    (330,096)   1,994,294
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,304,687  (4,089,589)    (784,902)
-------------------------------------------------------------------------------------------------------

                                                                  ------------------------------------
                                                                  For period ended December 31, 2006
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       2,304,623  (1,848,441)     456,182
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                6,173,262  (1,936,297)   4,236,965
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          693,109  (1,069,969)    (376,860)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                2,808,285  (4,773,557)  (1,965,272)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             922      (4,669)      (3,747)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         44        (220)        (176)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                322        (231)          91
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                         1,103      (4,002)      (2,899)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  14,758      (7,747)       7,011
------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      313      (2,770)      (2,457)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1              1,274      (2,146)        (872)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            195      (3,272)      (3,077)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            7,264,556  (3,713,926)   3,550,630
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,207,510  (7,372,010)  (1,164,500)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                4,288,405  (3,892,961)     395,444
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class              13,969,596  (8,349,449)   5,620,147
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,461,110  (1,063,499)   1,397,611
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,418,590  (5,545,921)  (1,127,331)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class               -           -            -
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                            862,104    (114,405)     747,699
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               389,223    (464,537)     (75,314)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,113,678    (915,528)     198,150
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 5,194,723  (3,670,494)   1,524,229
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     2,493,376  (2,311,881)     181,495
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            5,296,581  (2,986,494)   2,310,087
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      7,253      (1,916)       5,337
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    104,159      (2,870)     101,289
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            448,877      (6,686)     442,191
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               470,511     (34,642)     435,869
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares           294,142     (15,112)     279,030
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12,919,552 (13,186,697)    (267,145)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   6,010,023  (5,024,954)     985,069
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     19,903,923  (6,262,787)  13,641,136
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       27,645,070 (28,403,393)    (758,323)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           5,700,896  (4,184,368)   1,516,528
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,840,974  (1,766,226)      74,748
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,772,080  (4,155,383)  (2,383,303)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              9,220,372  (5,561,115)   3,659,257
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              6,859,693  (1,619,428)   5,240,265
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,955,521  (2,377,418)    (421,897)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     1,119,786     (77,056)   1,042,730
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                3,652,143    (187,084)   3,465,059
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                350,379      (7,967)     342,412
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         995,981    (105,040)     890,941
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,470,795  (3,756,734)    (285,939)
------------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                  Units      Units     Net Increase
Investment Option                                                 Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 1,661,399 (2,668,945)  (1,007,546)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3,398,261 (6,527,786)  (3,129,525)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       3,795,406 (8,395,065)  (4,599,659)
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class 2,346,556   (356,246)   1,990,310
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                    942,915   (257,694)     685,221
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                   992,987   (323,137)     669,850
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     27,328    (68,638)     (41,310)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      19,316   (113,817)     (94,501)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          106,138   (208,825)    (102,687)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            16,653        (93)      16,560
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               245,389    (29,847)     215,542
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       595,511    (15,113)     580,398
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     232,814    (11,270)     221,544
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                       95,182     (1,004)      94,178
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2           2,126,932   (819,416)   1,307,516
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                      2,178,859 (3,340,750)  (1,161,891)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                    23,377    (58,530)     (35,153)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       1,901,847 (1,730,271)     171,576
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II              322,091    (83,040)     239,051
----------------------------------------------------------------------------------------------------
Wanger International Select                                      1,613,826 (1,023,027)     590,799
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   2,110,956 (3,821,924)  (1,710,968)
----------------------------------------------------------------------------------------------------
Wanger Select                                                    2,399,246 (1,797,657)     601,589
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    2,398,506 (6,239,059)  (3,840,553)
----------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2006
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  2,008,645 (2,176,372)    (167,727)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                3,821,716 (6,243,543)  (2,421,827)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       14,641,134 (6,776,475)   7,864,659
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class    428,338    (67,825)     360,513
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                     197,489    (34,650)     162,839
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                    572,177    (10,325)     561,852
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      75,915   (339,878)    (263,963)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       41,360   (147,841)    (106,481)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           657,961 (1,383,734)    (725,773)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                  -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                      -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                              -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                            -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                             -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              839,271   (211,884)     627,387
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       3,244,411 (2,924,907)     319,504
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     29,061    (61,931)     (32,870)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        2,279,623 (2,638,124)    (358,501)
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               233,868     (9,563)     224,305
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,528,280 (2,360,057)     168,223
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    4,141,982 (5,560,021)  (1,418,039)
----------------------------------------------------------------------------------------------------
Wanger Select                                                     1,771,707 (1,366,734)     404,973
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     3,406,296 (6,973,798)  (3,567,502)
----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                             At December 31,                       For the periods ended December 31,
                     -------------------------------------     ------------------------------------------------
                                    Unit             Net       Investment    Expense                 Total
                      Units        Value           Assets        Income     Ratio /2/             Return /3/
                     (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------- -------------------  --------    ---------- -------------------  -----------------

AIM V.I. Capital Appreciation Fund - Class I
   2007               7,902     1.12  to     1.26   9,061            -        -   to    0.80%   11.11%  to  12.01%
   2006               7,911     1.01  to     1.13   8,134        0.06%        -   to    0.80%    4.89%  to   6.55%
   2005               7,454     0.95  to     1.06   7,262        0.07%        -   to    0.80%    7.97%  to   8.83%
   2004               5,816     0.88  to     0.97   5,234            -    0.40%   to    0.80%    5.77%  to   6.71%
   2003               3,853     0.84  to     0.91   3,274            -    0.40%   to    0.80%   28.48%  to  29.52%
AIM V.I. Core Equity Fund - Class I
   2007               3,367     1.17  to     1.18   3,950        1.04%        -   to    0.80%  (0.22%)  to   8.12%
   2006/11/           4,237     1.09  to     1.10   4,623        0.83%        -   to    0.80%    8.57%  to   9.16%
   2005                   -        -  to        -       -            -        -   to        -        -  to       -
   2004                   -        -  to        -       -            -        -   to        -        -  to       -
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007               3,768     1.30  to     1.33   4,916        0.21%        -   to    0.80%    8.67%  to   9.55%
   2006               4,349     1.20  to     1.22   5,219        0.95%        -   to    0.80%   10.35%  to  11.24%
   2005               4,726     1.09  to     1.10   5,136        0.51%        -   to    0.80%    6.76%  to   7.62%
   2004/7/            4,439     1.02  to     1.02   4,515        1.95%    0.40%   to    0.80%    1.92%  to   1.98%
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007              13,760     1.04  to     1.52  15,227            -        -   to    0.80%   32.46%  to  33.53%
   2006              16,097     0.78  to     1.14  13,373            -        -   to    0.80%   10.38%  to  19.26%
   2005              18,063     0.66  to     0.96  12,856            -        -   to    0.80%   13.53%  to  14.45%
   2004              20,187     0.58  to     0.84  12,536            -    0.40%   to    0.80%  (3.77%)  to   8.19%
   2003              15,970     0.54  to     0.83   9,232            -    0.40%   to    0.80%   33.65%  to  34.72%
Anchor Series Trust Capital Appreciation Portfolio - Class 1
   2007                  24   128.12  to   136.89   3,020        0.36%    0.45%   to    0.60%   26.94%  to  27.13%
   2006                  29   100.78  to   107.84   2,935        0.14%    0.45%   to    0.60%   10.76%  to  10.92%
   2005                  33    90.85  to    97.37   2,988        0.30%    0.45%   to    0.60%   10.90%  to  11.10%
   2004                  36    81.74  to    87.79   2,967            -    0.45%   to    0.60%    8.47%  to   8.62%
   2003                  38    75.25  to    80.94   2,864            -    0.45%   to    0.60%   30.96%  to  31.45%
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
   2007                   8    33.21  to    48.27     398        3.65%    0.45%   to    0.60%    5.65%  to   5.81%
   2006                   9    31.43  to    45.62     426        3.67%    0.45%   to    0.60%    2.68%  to   2.84%
   2005                  10    30.61  to    44.36     422        3.28%    0.45%   to    0.60%    1.70%  to   2.20%
   2004                  17    30.11  to    43.42     754        4.73%    0.45%   to    0.60%    2.54%  to   2.94%
   2003                  19    29.36  to    42.18     817        4.54%    0.45%   to    0.60%    0.92%  to   1.86%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                --------------------------------------     -------------------------------------------------
                                Unit             Net       Investment    Expense                 Total
                 Units         Value           Assets        Income     Ratio /2/              Return /3/
                (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                --------- -------------------  --------    ---------- -------------------  ------------------

Anchor Series Trust Growth and Income Portfolio - Class 1
   2007              6     46.89  to    48.37     302        0.55%    0.45%   to    0.60%    9.59% to    9.75%
   2006              7     42.72  to    44.14     309        0.55%    0.45%   to    0.60%   10.50% to   10.67%
   2005              7     38.60  to    39.94     275        0.94%    0.45%   to    0.60%    4.20% to    4.40%
   2004             10     36.99  to    38.32     358        0.51%    0.45%   to    0.60%    5.29% to    5.66%
   2003             10     35.00  to    36.40     336        0.57%    0.45%   to    0.60%   25.34% to   25.57%
Anchor Series Trust Growth Portfolio - Class 1
   2007             21     75.52  to   114.03   2,321        0.69%    0.45%   to    0.60%    9.53% to    9.70%
   2006             24     68.95  to   103.95   2,438        0.61%    0.45%   to    0.60%   12.61% to   12.78%
   2005             27     61.23  to    92.17   2,425        0.91%    0.45%   to    0.60%    6.50% to    6.60%
   2004             31     57.50  to    86.43   2,607        0.55%    0.45%   to    0.60%   10.18% to   10.36%
   2003             32     52.19  to    78.32   2,494        0.55%    0.45%   to    0.60%   29.00% to   29.14%
Anchor Series Trust Money Market Portfolio - Class 1
   2007             31     19.89  to    24.61     765        4.29%    0.45%   to    0.60%    3.76% to    3.92%
   2006             31     19.17  to    23.68     713        4.08%    0.45%   to    0.60%    3.50% to    3.66%
   2005             24     18.52  to    22.84     527        2.23%    0.45%   to    0.60%    1.60% to    1.80%
   2004             25     18.23  to    22.44     549        0.33%    0.45%   to    0.60%  (0.26%) to  (0.11%)
   2003             27     18.28  to    22.46     583        0.34%    0.45%   to    0.60%  (0.29%) to  (0.13%)
Anchor Series Trust Multi-Asset Portfolio - Class 1
   2007             65     46.60  to    46.72   3,028        1.87%    0.45%   to    0.60%    7.82% to    7.99%
   2006             69     43.16  to    43.33   2,966        1.68%    0.45%   to    0.60%    7.11% to    7.27%
   2005             71     40.23  to    40.45   2,864        1.90%    0.45%   to    0.60%    3.30% to    3.40%
   2004             75     38.91  to    39.18   2,918        1.76%    0.45%   to    0.60%    4.04% to    4.19%
   2003             76     37.34  to    37.66   2,855        2.30%    0.45%   to    0.60%   16.20% to   16.31%
Anchor Series Trust Natural Resources Portfolio - Class 1
   2007              9    118.17  to   124.16   1,110        1.09%    0.45%   to    0.60%   39.35% to   39.57%
   2006             10     84.80  to    88.96     913        0.69%    0.45%   to    0.60%   24.18% to   24.37%
   2005             11     68.29  to    71.53     796        0.50%    0.45%   to    0.60%   45.30% to   45.50%
   2004             11     47.01  to    49.17     523        0.78%    0.45%   to    0.60%   24.29% to   24.49%
   2003              9     37.82  to    39.50     368        1.54%    0.45%   to    0.60%   45.75% to   46.82%
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
   2007             34     53.91  to    56.64   1,857            -    0.45%   to    0.60%   15.96% to   16.13%
   2006             36     46.42  to    48.84   1,676        1.52%    0.45%   to    0.60%   10.77% to   10.93%
   2005             39     41.85  to    44.10   1,644        0.71%    0.45%   to    0.60%    8.40% to    8.60%
   2004             42     38.55  to    40.68   1,610        2.13%    0.45%   to    0.60%   10.52% to   10.68%
   2003             44     34.83  to    36.81   1,527        1.01%    0.45%   to    0.60%   28.28% to   28.47%
DWS Equity 500 Index Fund VIP - Class A
   2007         30,164      1.42  to     1.49  43,822        1.50%        -   to    0.80%    4.45% to    5.30%
   2006         27,785      1.36  to     1.42  38,443        1.13%        -   to    0.80%   10.75% to   15.52%
   2005         24,234      1.19  to     1.23  29,129        1.48%        -   to    0.80%    3.84% to    4.68%
   2004         15,645      1.14  to     1.17  17,967        1.06%    0.40%   to    0.80%    9.71% to   10.59%
   2003         11,193      1.04  to     1.06  11,694        0.95%    0.40%   to    0.80%   27.13% to   28.16%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                  -------------------------------------     ------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                   Units      Value             Assets        Income     Ratio /2/             Return /3/
                  (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  -------- -------------------  --------    ---------- -------------------  -----------------

Federated Fund for U.S. Government Securities II
   2007           25,839   1.32    to    1.47   37,542        4.57%        -   to    0.80%    5.43%  to   6.29%
   2006           25,746   1.25    to    1.40   35,432        3.96%        -   to    0.80%    3.31%  to   4.35%
   2005           26,910   1.20    to    1.35   35,456        3.69%        -   to    0.80%    1.21%  to   2.03%
   2004           20,358   1.18    to    1.33   26,792        4.10%    0.40%   to    0.80%    2.78%  to   3.61%
   2003           25,120   1.15    to    1.30   31,813        3.58%    0.40%   to    0.80%    1.55%  to   2.37%
Federated High Income Bond Fund II - Primary Shares
   2007            6,779   1.39    to    1.60    9,539        7.75%        -   to    0.80%    2.60%  to   3.43%
   2006           10,839   1.35    to    1.55   14,778        7.50%        -   to    0.80%    9.92%  to  10.80%
   2005           10,444   1.23    to    1.40   12,943        8.34%        -   to    0.80%  (0.79%)  to   2.66%
   2004           10,175   1.21    to    1.36   12,393        6.77%    0.40%   to    0.80%    9.58%  to  10.46%
   2003            6,733   1.10    to    1.23    7,487        6.34%    0.40%   to    0.80%   21.24%  to  22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007           49,617   1.57    to    2.01   81,122        0.86%        -   to    0.80%   16.56%  to  17.51%
   2006           48,160   1.35    to    1.71   67,672        1.16%        -   to    0.80%   10.70%  to  11.59%
   2005           42,540   1.22    to    1.53   54,365        0.18%        -   to    0.80%   15.92%  to  16.85%
   2004           35,193   1.05    to    1.31   39,503        0.23%    0.40%   to    0.80%   14.42%  to  15.34%
   2003           23,995   0.92    to    1.14   23,591        0.22%    0.40%   to    0.80%   27.33%  to  28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007            7,719   1.06    to    1.45    8,378            -        -   to    0.80%   22.05%  to  23.04%
   2006            5,607   0.86    to    1.18    5,032        0.53%        -   to    0.80%    4.46%  to  10.02%
   2005            4,209   0.83    to    1.12    3,631        0.71%        -   to    0.80%    2.01%  to   8.86%
   2004            3,371   0.77    to    1.03    2,688        0.43%    0.80%   to    0.80%    6.20%  to   7.06%
   2003            2,806   0.72    to    0.96    2,142        0.57%    0.50%   to    0.80%  (7.16%)  to  29.66%
Fidelity VIP Growth Portfolio - Service Class
   2007           22,190   0.89    to    1.24   20,423        0.61%        -   to    0.80%   25.85%  to  26.87%
   2006           23,252   0.71    to    0.98   17,010        0.28%        -   to    0.80%    5.88%  to   6.73%
   2005           24,379   0.67    to    0.92   16,886        0.42%        -   to    0.80%  (3.30%)  to   5.67%
   2004           28,533   0.64    to    0.88   18,892        0.14%    0.40%   to    0.80%    2.44%  to   3.26%
   2003           30,444   0.62    to    0.85   20,431        0.17%    0.40%   to    0.80%   31.72%  to  32.78%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/20/        2,182   1.04    to    1.05    2,264        0.48%        -   to    0.80%    2.67%  to   3.69%
   2006                -      -    to       -        -            -        -   to        -        -  to       -
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -
Franklin Income Securities Fund - Class 2
   2007            1,843   1.15    to    1.16    2,116        3.20%        -   to    0.80%    1.31%  to   3.76%
   2006/14/          748   1.11    to    1.12      833        0.59%        -   to    0.80%    5.16%  to  11.73%
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                       For the periods ended December 31,
                -----------------------------------    -------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/              Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  ------------------

Lazard Retirement Small Cap Portfolio - Service Shares
   2007          1,691  1.16    to    1.19    1,968          -        -   to    0.80%  (7.95%) to  (7.20%)
   2006          1,759  1.26    to    1.28    2,223          -        -   to    0.80%   15.14% to   16.07%
   2005/9/       1,834  1.10    to    1.10    2,012          -        -   to    0.80%   11.98% to   12.59%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007          4,523  1.17    to    1.20    5,312      6.19%        -   to    0.80%    5.33% to    6.19%
   2006          4,310  1.11    to    1.13    4,806      6.09%        -   to    0.80%    8.46% to    9.33%
   2005/8/       4,112  1.03    to    1.03    4,221      6.99%        -   to    0.80%    3.04% to    5.33%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Growth and Income Portfolio - Class VC
   2007         19,455  1.26    to    1.28   24,495      1.18%        -   to    0.80%    2.61% to    3.44%
   2006         20,535  1.22    to    1.24   25,175      1.33%        -   to    0.80%   10.01% to   17.27%
   2005/8/      19,011  1.05    to    1.06   20,019      1.73%        -   to    0.80%    6.05% to    7.89%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007          8,584  1.21    to    1.23   10,370      0.41%        -   to    0.80%  (0.23%) to    0.58%
   2006          9,131  1.21    to    1.23   11,049      0.52%        -   to    0.80%   11.34% to   12.23%
   2005/8/       8,949  1.09    to    1.09    9,722      0.71%        -   to    0.80%   11.46% to   13.98%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Mutual Shares Securities Fund - Class 2
   2007         22,698  1.61    to    2.08   45,267      1.43%        -   to    0.80%    2.65% to    3.48%
   2006         22,061  1.56    to    2.03   42,791      1.29%        -   to    0.80%   17.44% to   18.38%
   2005         19,751  1.33    to    1.72   32,505      0.66%        -   to    0.80%    3.12% to   10.55%
   2004          9,217  1.20    to    1.57   13,926      0.77%    0.40%   to    0.80%    2.26% to   12.63%
   2003          7,972  1.07    to    1.41   10,802      1.05%    0.40%   to    0.80%   13.75% to   25.15%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007             10  0.96    to    0.96        9          -    0.80%   to    0.80%  (0.29%) to  (0.23%)
   2006/19/          5  0.97    to    0.97        5          -    0.80%   to    0.80%    3.32% to    3.32%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007            986  1.13    to    1.14    1,111      0.37%        -   to    0.80%    6.28% to    7.14%
   2006/16/        101  1.06    to    1.07      107      1.47%        -   to    0.80%    9.12% to   12.63%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                       For the periods ended December 31,
                   -----------------------------------    -------------------------------------------------
                               Unit               Net     Investment    Expense                 Total
                    Units     Value             Assets      Income     Ratio /2/              Return /3/
                   (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ------- -------------------  -------   ---------- -------------------  ------------------

Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007               680  1.15    to    1.17       783     0.01%        -   to    0.80%   12.94% to   13.86%
   2006/16/           442  1.02    to    1.02       451         -        -   to    0.80%  (0.48%) to    7.97%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Global Securities Fund/VA - Service Shares
   2007             1,255  1.12    to    1.14     1,410     0.88%        -   to    0.80%    3.47% to    5.23%
   2006/13/           436  1.07    to    1.07       465         -    0.80%   to    0.80%    4.65% to   13.50%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007             1,195  0.98    to    0.99     1,172     0.11%        -   to    0.80%  (9.54%) to  (2.19%)
   2006/17/           279  1.00    to    1.00       279         -    0.80%   to    0.80%    5.47% to   10.02%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Phoenix Capital Growth Series
   2007            44,358  0.71    to    4.43   178,892     0.26%        -   to    0.80%  (0.65%) to   10.75%
   2006            50,797  0.64    to    4.02   186,428     0.21%        -   to    0.80%  (0.23%) to    3.22%
   2005            51,064  0.62    to    3.91   186,646     0.06%        -   to    0.80%    2.89% to    3.71%
   2004            58,671  0.60    to    3.79   207,734     0.86%    0.50%   to    0.80%    4.13% to    4.97%
   2003            63,192  0.57    to    3.63   215,668     0.10%    0.50%   to    0.80%   25.48% to   26.49%
Phoenix Growth and Income Series
   2007            25,041  1.33    to    1.60    38,869     0.96%        -   to    0.80%    5.80% to    6.66%
   2006            26,367  1.25    to    1.51    38,734     1.14%        -   to    0.80%   11.57% to   17.18%
   2005            25,382  1.07    to    1.30    32,167     1.05%        -   to    0.80%    3.97% to    4.80%
   2004            27,420  1.03    to    1.25    33,449     1.28%    0.40%   to    0.80%    9.59% to   10.48%
   2003            22,752  0.94    to    1.14    25,394     1.16%    0.40%   to    0.80%   26.44% to   27.46%
Phoenix Mid-Cap Growth Series
   2007            23,980  0.93    to    1.67    38,990         -        -   to    0.80%   20.82% to   21.80%
   2006            27,967  0.76    to    1.38    37,704         -        -   to    0.80%    3.30% to    4.13%
   2005            14,326  0.73    to    1.34    18,486         -        -   to    0.80%    3.35% to    4.18%
   2004            17,911  0.70    to    1.30    22,322         -    0.40%   to    0.80%  (8.40%) to    6.72%
   2003            16,041  0.66    to    1.22    19,061         -    0.40%   to    0.80%   27.80% to   28.83%
Phoenix Money Market Series
   2007            33,621  1.14    to    2.32    60,100     4.76%        -   to    0.80%    4.03% to    4.88%
   2006            35,146  1.09    to    2.23    60,133     4.32%        -   to    0.80%    0.28% to    4.41%
   2005            35,905  1.05    to    2.14    58,630     2.54%        -   to    0.80%    1.76% to    2.58%
   2004            40,179  1.03    to    2.10    64,278     0.77%    0.40%   to    0.80%  (0.01%) to    0.79%
   2003            51,761  1.03    to    2.09    83,073     0.69%    0.40%   to    0.80%  (0.12%) to    0.68%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

Phoenix Multi-Sector Fixed Income Series
   2007            24,647    1.52    to    4.23    88,583        5.22%        -   to    0.80%     2.88% to     3.71%
   2006            26,435    1.47    to    4.10    93,566        5.45%        -   to    0.80%     5.99% to     6.84%
   2005            24,919    1.38    to    3.86    81,240        4.88%        -   to    0.80%     0.97% to     1.78%
   2004            24,005    1.37    to    3.81    77,599        6.32%    0.40%   to    0.80%     4.83% to     6.84%
   2003            17,070    1.28    to    3.59    54,291        6.70%    0.40%   to    0.80%    13.66% to    14.58%
Phoenix Multi-Sector Short Term Bond Series
   2007             9,350    1.16    to    1.21    10,938        5.56%        -   to    0.80%     3.15% to     3.98%
   2006             8,836    1.13    to    1.16    10,021        4.66%        -   to    0.80%     4.87% to     5.71%
   2005             8,761    1.08    to    1.10     9,461        4.05%        -   to    0.80%     0.55% to     1.36%
   2004             3,340    1.07    to    1.08     3,579        4.52%    0.50%   to    0.80%     4.20% to     5.33%
   2003/6/          1,438    1.02    to    1.03     1,473        6.22%    0.50%   to    0.80%     1.19% to     2.47%
Phoenix Strategic Allocation Series
   2007            15,665    1.36    to    5.24    72,855        2.65%        -   to    0.80%     5.13% to     5.99%
   2006            16,980    1.29    to    4.97    75,169        2.59%        -   to    0.80%    11.79% to    12.69%
   2005            19,364    1.15    to    4.43    76,320        2.31%        -   to    0.80%     0.98% to     1.79%
   2004            22,231    1.14    to    4.38    86,581        2.59%    0.40%   to    0.80%     6.60% to     7.46%
   2003            24,395    1.06    to    4.09    90,921        2.66%    0.40%   to    0.80%    18.91% to    19.87%
Phoenix-Aberdeen International Series
   2007            28,169    1.77    to    4.40   111,898        1.53%        -   to    0.80%    14.02% to    14.94%
   2006            30,187    1.54    to    3.85   105,044        2.21%        -   to    0.80%    14.36% to    27.37%
   2005            26,527    1.21    to    3.04    74,716        4.34%        -   to    0.80%    17.62% to    18.57%
   2004            26,538    1.02    to    2.57    63,926        2.80%    0.40%   to    0.80%    19.82% to    20.78%
   2003            25,947    0.85    to    2.14    52,769        1.94%    0.40%   to    0.80%    30.81% to    41.79%
Phoenix-Alger Small-Cap Growth Series
   2007             6,482    2.43    to    2.53    15,788            -        -   to    0.80%     1.94% to    16.10%
   2006             7,108    2.11    to    2.18    15,016        0.03%        -   to    0.80%     0.87% to    19.45%
   2005             1,868    1.78    to    1.83     3,329            -        -   to    0.80%    14.72% to    15.64%
   2004             1,661    1.55    to    1.58     2,578            -    0.40%   to    0.80%  (10.27%) to     2.12%
   2003             1,052    1.53    to    1.55     1,609            -    0.80%   to    0.80%    44.83% to    53.38%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007             7,484    2.81    to    4.83    32,925        1.23%        -   to    0.80%  (16.39%) to  (15.71%)
   2006             8,741    3.34    to    5.76    46,224        1.30%        -   to    0.80%    19.51% to    37.07%
   2005             9,163    2.45    to    4.22    35,760        1.74%        -   to    0.80%    14.18% to    15.10%
   2004             9,283    2.14    to    3.69    31,799        2.48%    0.40%   to    0.80%    33.61% to    34.69%
   2003             8,324    1.59    to    2.75    21,543        3.49%    0.40%   to    0.80%    37.16% to    38.27%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007             2,169    1.20    to    1.22     2,612        1.12%        -   to    0.80%     2.33% to     8.45%
   2006/10/         1,043    1.12    to    1.13     1,166        2.23%        -   to    0.80%   (0.47%) to    12.47%
   2005                 -       -    to       -         -            -        -   to        -         - to         -
   2004                 -       -    to       -         -            -        -   to        -         - to         -
   2003                 -       -    to       -         -            -        -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                   -------------------------------------     -------------------------------------------------
                                Unit               Net       Investment    Expense                 Total
                    Units      Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -------- -------------------  --------    ---------- -------------------  ------------------

Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007             7,147   1.17    to    1.19    8,431         1.58%       -   to    0.80%    7.46% to    8.33%
   2006/10/         3,465   1.09    to    1.10    3,794         3.81%       -   to    0.80%    6.50% to   10.18%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007               330   1.12    to    1.14      371         2.98%       -   to    0.80%    3.01% to    7.11%
   2006/10/           342   1.05    to    1.05      359        23.55%   0.80%   to    0.80%    0.01% to    5.51%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007             2,885   1.16    to    1.18    3,354         2.42%       -   to    0.80%    7.63% to    8.50%
   2006/10/           891   1.08    to    1.09      962         3.37%       -   to    0.80%    7.82% to    9.41%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007            18,095   1.99    to    2.65   37,502         0.13%       -   to    0.80%    1.18% to    2.00%
   2006            18,880   1.97    to    2.60   38,670         0.42%       -   to    0.80%    6.30% to   14.91%
   2005            19,166   1.73    to    2.26   34,422         0.11%       -   to    0.80%    6.87% to    7.73%
   2004            19,686   1.62    to    2.10   33,069         0.18%   0.40%   to    0.80%   19.44% to   20.41%
   2003            18,177   1.35    to    1.74   25,502         0.19%   0.40%   to    0.80%   39.85% to   40.97%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007             9,234   2.04    to    2.35   21,096             -       -   to    0.80%  (2.89%) to  (2.10%)
   2006            10,242   2.10    to    2.42   24,109         0.22%       -   to    0.80%    7.72% to   16.75%
   2005            10,410   1.81    to    2.09   21,154             -       -   to    0.80%    6.60% to    7.46%
   2004             9,737   1.69    to    1.96   18,554             -   0.40%   to    0.80%   21.69% to   22.67%
   2003             8,071   1.38    to    1.61   12,639             -   0.40%   to    0.80%   42.71% to   43.86%
Phoenix-Van Kampen Comstock Series
   2007            19,825   1.16    to    1.86   34,764         1.55%       -   to    0.80%  (3.00%) to  (2.22%)
   2006            22,954   1.19    to    1.92   41,460         1.70%       -   to    0.80%   19.93% to   20.90%
   2005            25,376   0.98    to    1.60   37,974         1.14%       -   to    0.80%    4.59% to    5.43%
   2004            31,005   0.93    to    1.53   44,642         0.98%   0.40%   to    0.80%   12.01% to   12.92%
   2003            21,152   0.82    to    1.37   27,660         0.95%   0.40%   to    0.80%   22.88% to   23.88%
Phoenix-Van Kampen Equity 500 Index Series
   2007            32,959   1.14    to    1.58   51,242         1.29%       -   to    0.80%  (0.78%) to    4.87%
   2006            37,558   1.08    to    1.52   55,894         1.36%       -   to    0.80%    3.32% to   14.21%
   2005            29,694   0.95    to    1.34   39,178         1.25%       -   to    0.80%    2.86% to    3.69%
   2004            31,432   0.92    to    1.30   40,342         1.48%   0.50%   to    0.80%    8.96% to    9.84%
   2003            31,533   0.83    to    1.19   37,193         1.12%   0.50%   to    0.80%   25.22% to   26.23%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                             For the periods ended December 31,
                    ---------------------------------------      --------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  -------------------

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007              2,351    1.17    to    1.18    2,742           6.15%       -   to    0.80%    15.16% to   22.15%
   2006/12/            361    0.95    to    0.95      344           8.40%   0.80%   to    0.80%   (6.38%) to  (5.42%)
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Real Return Portfolio - Advisor Class
   2007                848    1.12    to    1.13      948           4.54%       -   to    0.80%     1.65% to   10.53%
   2006/18/            163    1.02    to    1.02      166           4.58%       -   to    0.80%   (0.71%) to    1.62%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007              1,232    1.12    to    1.13    1,378           4.72%       -   to    0.80%     4.08% to    8.04%
   2006/15/            562    1.04    to    1.04      582           4.54%   0.80%   to    0.80%     3.67% to    3.95%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                277    0.89    to    0.93      250           4.42%       -   to    0.80%   (5.28%) to  (4.51%)
   2006                319    0.94    to    0.97      302           3.46%       -   to    0.80%     7.24% to    8.11%
   2005                583    0.88    to    0.90      513               -       -   to    0.80%   (6.00%) to  (5.24%)
   2004                481    0.93    to    0.95      451               -   0.80%   to    0.80%  (11.38%) to  (6.95%)
   2003/4/             485    1.05    to    1.06      512               -   0.80%   to    0.80%   (4.35%) to    6.62%
Rydex Variable Trust Nova Fund
   2007                201    1.70    to    1.76      341           1.18%       -   to    0.80%     0.31% to    1.13%
   2006                296    1.69    to    1.74      500           1.20%       -   to    0.80%    16.13% to   19.27%
   2005                402    1.43    to    1.46      575           0.30%       -   to    0.80%   (3.15%) to   11.24%
   2004                302    1.39    to    1.40      419           0.05%   0.80%   to    0.80%    13.71% to   14.62%
   2003/5/             232    1.22    to    1.22      283               -   0.80%   to    0.80%     9.08% to   21.02%
Rydex Variable Trust Sector Rotation Fund
   2007                951    1.93    to    2.00    1,833               -       -   to    0.80%    21.76% to   22.75%
   2006              1,053    1.58    to    1.63    1,668               -       -   to    0.80%  (11.88%) to   11.39%
   2005              1,779    1.43    to    1.46    2,549               -       -   to    0.80%    12.80% to   13.71%
   2004                400    1.27    to    1.29      508               -   0.80%   to    0.80%     9.83% to   10.71%
   2003/6/             187    1.16    to    1.16      216               -   0.80%   to    0.80%     1.82% to   16.55%
Sentinel Variable Products Balanced Fund
   2007/23/             17    1.02    to    1.02       17          18.47%   0.80%   to    0.80%   (2.04%) to  (2.04%)
   2006                  -       -    to       -        -               -       -   to        -         - to        -
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                      For the periods ended December 31,
                -----------------------------------    ------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/             Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  -----------------

Sentinel Variable Products Bond Fund
   2007/21/        216  1.02    to    1.02      220      22.26%       -   to    0.80%    0.53%  to   3.20%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Common Stock Fund
   2007/21/        580  1.02    to    1.03      595       9.56%       -   to    0.80%  (2.30%)  to   4.73%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Mid Cap Growth Fund
   2007/22/        222  1.08    to    1.08      239           -   0.80%   to    0.80%  (2.00%)  to   6.77%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/21/         94  1.01    to    1.01       95       5.15%       -   to    0.80%  (3.07%)  to   2.86%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 2
   2007          2,855  3.74    to    3.78   10,785       2.14%       -   to    0.80%   27.75%  to  28.78%
   2006          1,548  2.91    to    2.96    4,576       1.05%       -   to    0.80%   27.07%  to  28.09%
   2005            920  2.27    to    2.33    2,142       1.33%       -   to    0.80%   26.41%  to  27.43%
   2004          1,061  1.78    to    1.84    1,953       1.83%   0.50%   to    0.80%   23.71%  to  24.71%
   2003          1,162  1.43    to    1.49    1,728       1.20%   0.50%   to    0.80%   51.77%  to  52.99%
Templeton Foreign Securities Fund - Class 2
   2007         14,659  1.74    to    1.93   27,401       1.95%       -   to    0.80%  (0.11%)  to  15.46%
   2006         15,821  1.51    to    1.68   25,791       1.25%       -   to    0.80%   20.48%  to  21.44%
   2005         15,502  1.24    to    1.40   20,939       1.14%       -   to    0.80%    9.29%  to  10.17%
   2004         15,159  1.13    to    1.28   18,689       1.06%   0.40%   to    0.80%   17.58%  to  18.53%
   2003         12,805  0.95    to    1.09   13,445       1.75%   0.40%   to    0.80%   31.15%  to  32.21%
Templeton Global Asset Allocation Fund - Class 2
   2007            543  1.82    to    2.13    1,143      17.52%       -   to    0.80%    9.13%  to  10.01%
   2006            578  1.65    to    1.95    1,115       7.09%       -   to    0.80%   20.14%  to  21.11%
   2005            611  1.37    to    1.62      981       3.77%       -   to    0.80%    2.73%  to   3.55%
   2004            687  1.32    to    1.58    1,072       2.82%   0.80%   to    0.80%   14.79%  to  15.72%
   2003            720  1.14    to    1.38      977       2.55%   0.80%   to    0.80%   30.90%  to  31.95%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                      For the periods ended December 31,
               -----------------------------------    --------------------------------------------------
                           Unit               Net     Investment    Expense                Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  -------------------

Templeton Growth Securities Fund - Class 2
   2007        11,356  1.63    to    2.19   23,759      1.32%        -   to    0.80%   1.52%  to    2.35%
   2006        11,184  1.60    to    2.15   23,091      1.31%        -   to    0.80%  20.84%  to   21.81%
   2005        11,543  1.32    to    1.78   19,693      1.15%        -   to    0.80%   8.00%  to    8.86%
   2004        16,126  1.22    to    1.65   23,254      1.20%    0.40%   to    0.80%  15.10%  to   16.03%
   2003        13,781  1.05    to    1.43   17,313      1.54%    0.40%   to    0.80%  31.08%  to   32.14%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007           463  1.10    to    1.12      513      1.74%        -   to    0.80%   2.53%  to    3.36%
   2006/17/       224  1.08    to    1.08      242      0.57%        -   to    0.80%   9.32%  to   10.40%
   2005             -     -    to       -        -          -        -   to        -       -  to        -
   2004             -     -    to       -        -          -        -   to        -       -  to        -
   2003             -     -    to       -        -          -        -   to        -       -  to        -
Wanger International Select
   2007         5,831  1.62    to    3.69   19,013      0.67%        -   to    0.80%  19.50%  to   21.78%
   2006         5,240  1.34    to    3.05   14,343      0.28%        -   to    0.80%  34.91%  to   36.00%
   2005         5,072  0.99    to    2.26   10,353      1.89%        -   to    0.80%  15.50%  to   16.43%
   2004         4,500  0.85    to    1.96    7,964      0.29%    0.40%   to    0.80%  14.54%  to   24.34%
   2003         4,340  0.69    to    1.59    6,293      0.29%    0.50%   to    0.80%  40.11%  to   41.24%
Wanger International Small Cap
   2007        16,383  2.44    to    4.64   70,841      0.88%        -   to    0.80%  15.38%  to   16.31%
   2006        18,094  2.10    to    4.01   68,022      0.55%        -   to    0.80%  14.10%  to   37.16%
   2005        19,512  1.53    to    2.94   54,231      1.03%        -   to    0.80%  20.56%  to   21.53%
   2004        19,133  1.26    to    2.43   43,806      0.69%    0.40%   to    0.80%  29.23%  to   30.27%
   2003        20,004  0.96    to    1.87   35,683      0.30%    0.40%   to    0.80%  47.67%  to   48.87%
Wanger Select
   2007         6,891  2.19    to    3.23   19,781          -        -   to    0.80%   8.51%  to    9.39%
   2006         6,289  2.02    to    2.98   16,533      0.37%        -   to    0.80%  18.75%  to   19.70%
   2005         5,884  1.69    to    2.51   13,086          -        -   to    0.80%   9.61%  to   10.49%
   2004         5,217  1.54    to    2.29   10,553          -    0.40%   to    0.80%  18.35%  to   19.31%
   2003         3,832  1.30    to    1.93    6,651          -    0.40%   to    0.80%  29.68%  to   30.73%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -----------------------------------    --------------------------------------------------
                      Unit               Net     Investment    Expense                Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          ------- -------------------  -------   ---------- -------------------  -------------------

Wanger U.S. Smaller Companies
   2007   26,061  1.77    to    3.10   77,914          -        -   to    0.80%   4.54%  to    5.39%
   2006   29,901  1.68    to    2.96   85,779      0.23%        -   to    0.80%   0.83%  to    7.87%
   2005   33,469  1.57    to    2.76   89,736          -        -   to    0.80%  10.37%  to   11.25%
   2004   36,841  1.41    to    2.49   89,664          -    0.40%   to    0.80%  17.39%  to   18.33%
   2003   34,006  1.20    to    2.12   70,547          -    0.40%   to    0.80%  42.08%  to   43.22%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception June 2, 2003 to     /14/ From inception May 12, 2006 to
    December 31, 2003.                  December 31, 2006.
 /5/ From inception June 3, 2003 to     /15/ From inception May 16, 2006 to
    December 31, 2003.                  December 31, 2006.
 /6/ From inception June 4, 2003 to     /16/ From inception May 18, 2006 to
    December 31, 2003.                  December 31, 2006.
 /7/ From inception December 3, 2004    /17/ From inception May 24, 2006 to
    to December 31, 2004.               December 31, 2006.
 /8/ From inception April 21, 2005 to   /18/ From inception June 1, 2006 to
    December 31, 2005.                  December 31, 2006.
 /9/ From inception April 29, 2005 to   /19/ From inception June 7, 2006 to
    December 31, 2005.                  December 31, 2006.
 /10/ From inception February 6, 2006   /20/ From inception January 30, 2007
    to December 31, 2006.               to December 31, 2007.
 /11/ From inception April 28, 2006 to  /21/ From inception September 11,
    December 31, 2006.                  2007 to December 31, 2007.
 /12/ From inception May 2, 2006 to     /22/ From inception October 9, 2007
    December 31, 2006.                  to December 31, 2007.
 /13/ From inception May 8, 2006 to     /23/ From inception October 29, 2007
    December 31, 2006.                  to December 31, 2007.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $76,551,108 and $70,310,745, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy's face amount and policy duration may vary, the administrative charge may also vary.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0.80% of the contracts value for the mortality and expense risks and 0.20% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $10,466,884 and $9,058,453, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Liquidations and Mergers (Continued)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 11--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 12--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 13--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 13--Other (Continued)
The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, CT
March 21, 2008

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4262 (C) 2008 The Phoenix Companies, Inc.
                                                                           2-08





--------------------------------------------------------------------------------

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm.............    F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006.........    F-4

Consolidated Statement of Income and Comprehensive Income for the
  years ended December 31, 2007, 2006 and 2005......................    F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005..................................    F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2007, 2006 and 2005......................    F-7

Notes to Financial Statements....................................... F-8 - F-43

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

                        PHOENIX LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET
                      ($ in millions, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                             2007       2006
                                                          ---------  ---------
ASSETS:
Available-for-sale debt securities, at fair value........ $11,924.7  $12,549.9
Available-for-sale equity securities, at fair value......     191.8      174.5
Mortgage loans, at unpaid principal balances.............      15.6       71.9
Venture capital partnerships, at equity in net assets....     173.3      116.8
Policy loans, at unpaid principal balances...............   2,380.5    2,322.0
Other invested assets....................................     417.1      306.9
                                                          ---------  ---------
                                                           15,103.0   15,542.0
Available-for-sale debt and equity securities pledged as
  collateral, at fair value..............................     219.1      267.8
                                                          ---------  ---------
Total investments........................................  15,322.1   15,809.8
Cash and cash equivalents................................     366.8      289.0
Accrued investment income................................     204.2      208.3
Premiums, accounts and notes receivable..................     178.2      234.3
Deferred policy acquisition costs........................   2,072.2    1,743.6
Goodwill.................................................       5.2        5.2
Other assets.............................................     165.9      147.0
Separate account assets..................................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL ASSETS............................................. $29,134.9  $27,895.8
                                                          =========  =========
LIABILITIES:
Policy liabilities and accruals.......................... $13,791.2  $13,515.7
Policyholder deposit funds...............................   1,808.9    2,228.4
Indebtedness.............................................     174.0      174.0
Deferred income taxes....................................      82.7       69.6
Other liabilities........................................     349.8      310.4
Non-recourse collateralized obligations..................     317.9      344.0
Separate account liabilities.............................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL LIABILITIES........................................  27,344.8   26,100.7
                                                          ---------  ---------
COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES..........      10.4        7.7
                                                          ---------  ---------
STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares
  authorized and outstanding)............................      10.0       10.0
Additional paid-in capital...............................   1,716.0    1,714.9
Retained earnings........................................     126.7       78.3
Accumulated other comprehensive loss.....................     (73.0)     (15.8)
                                                          ---------  ---------
TOTAL STOCKHOLDER'S EQUITY...............................   1,779.7    1,787.4
                                                          ---------  ---------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S
  EQUITY................................................. $29,134.9  $27,895.8
                                                          =========  =========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                          2007      2006      2005
                                                        --------  --------  --------
REVENUES:
Premiums............................................... $  798.3  $  839.7  $  928.7
Insurance and investment product fees..................    505.8     406.4     319.7
Investment income, net of expenses.....................  1,034.8   1,028.1   1,090.2
Net realized investment gains (losses).................     (8.2)     73.8     (53.2)
                                                        --------  --------  --------
TOTAL REVENUES                                           2,330.7   2,348.0   2,285.4
                                                        --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......  1,303.7   1,331.5   1,376.7
Policyholder dividends.................................    380.0     399.1     364.4
Policy acquisition cost amortization...................    198.6     148.5      99.6
Interest expense on indebtedness.......................     12.4      14.5      14.7
Interest expense on non-recourse collateralized
  obligations..........................................     15.4      18.7      29.4
Other operating expenses...............................    229.5     209.9     241.4
                                                        --------  --------  --------
TOTAL BENEFITS AND EXPENSES............................  2,139.6   2,122.2   2,126.2
                                                        --------  --------  --------
Income from continuing operations before income taxes
  and minority interest................................    191.1     225.8     159.2
Applicable income tax expense..........................    (42.1)    (73.2)    (39.3)
                                                        --------  --------  --------
Income from continuing operations before minority
  interest.............................................    149.0     152.6     119.9
Minority interest in net income of consolidated
  subsidiaries.........................................     (0.9)     (0.3)     (0.1)
                                                        --------  --------  --------
Income from continuing operations......................    148.1     152.3     119.8
Income (loss) from discontinued operations.............     (3.5)      1.1       1.1
                                                        --------  --------  --------
NET INCOME............................................. $  144.6  $  153.4  $  120.9
                                                        ========  ========  ========
COMPREHENSIVE INCOME:
NET INCOME............................................. $  144.6  $  153.4  $  120.9
OTHER COMPREHENSIVE LOSS...............................    (57.2)    (17.3)    (47.0)
                                                        --------  --------  --------
COMPREHENSIVE INCOME................................... $   87.4  $  136.1  $   73.9
                                                        ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                2007       2006       2005
                                                             ---------  ---------  ---------
OPERATING ACTIVITIES:
Income from continuing operations........................... $   148.1  $   152.3  $   119.8
Proceeds from sale of trading equity securities.............        --         --      129.7
Net realized investment (gains) losses......................       8.2      (73.8)      53.2
Amortization and depreciation...............................      12.3        8.7        6.9
Investment gains............................................     (73.6)     (45.1)    (129.9)
Deferred income taxes.......................................      32.9       42.1       38.2
(Increase) decrease in receivables..........................      18.6      (15.4)     (18.6)
Increase in deferred policy acquisition costs...............    (265.2)    (180.6)     (88.1)
Increase in policy liabilities and accruals.................     393.0      339.8      327.6
Other assets and other liabilities net change...............       9.5      (21.3)      23.9
                                                             ---------  ---------  ---------
Cash from continuing operations.............................     283.8      206.7      462.7
Discontinued operations, net................................     (10.8)      21.8        5.4
                                                             ---------  ---------  ---------
CASH FROM OPERATING ACTIVITIES..............................     273.0      228.5      468.1
                                                             ---------  ---------  ---------
INVESTING ACTIVITIES:
Investment purchases........................................  (4,278.0)  (4,713.2)  (4,852.4)
Investment sales, repayments and maturities.................   4,574.8    5,561.3    4,801.7
Debt and equity securities pledged as collateral sales......      33.3       26.5      956.0
Subsidiary sales............................................        --         --       10.7
Premises and equipment additions............................     (19.6)     (18.2)     (25.1)
Premises and equipment dispositions.........................        --         --       17.3
Discontinued operations, subsidiary purchase................      (5.0)        --         --
Sale of discontinued operations.............................      14.9         --         --
Discontinued operations, net................................      19.6      (32.8)       1.2
                                                             ---------  ---------  ---------
CASH FROM INVESTING ACTIVITIES..............................     340.0      823.6      909.4
                                                             ---------  ---------  ---------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits..........................     745.9      638.6      609.6
Policyholder deposit fund withdrawals.......................  (1,167.4)  (1,470.9)  (1,041.3)
Indebtedness repayments.....................................        --      (30.2)        --
Collateralized obligations repayments.......................     (23.3)     (39.5)  (1,009.1)
Common stock dividends paid.................................     (92.2)     (87.5)     (35.1)
Contributions from minority interests.......................       1.8        0.8         --
                                                             ---------  ---------  ---------
CASH FOR FINANCING ACTIVITIES...............................    (535.2)    (988.7)  (1,475.9)
                                                             ---------  ---------  ---------
CHANGE IN CASH AND CASH EQUIVALENTS.........................      77.8       63.4      (98.4)
Cash and cash equivalents, beginning of year................     289.0      225.6      324.0
                                                             ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR...................... $   366.8  $   289.0  $   225.6
                                                             =========  =========  =========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    2007      2006      2005
                                                  --------  --------  --------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards...... $    1.1  $     --  $     --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Adjustment for initial application of FIN 48
  (Note 2).......................................     (4.0)       --        --
Net income.......................................    144.6     153.4     120.9
Common stock dividends declared..................    (92.2)    (87.5)    (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.........................    (57.2)    (17.3)    (47.0)
                                                  --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY...................     (7.7)     48.6      38.8
Stockholder's equity, beginning of year..........  1,787.4   1,738.8   1,700.0
                                                  --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR................ $1,779.7  $1,787.4  $1,738.8
                                                  ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4. DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                    2007      2006    INCEPTION
($ in millions)                                   --------- --------- ---------
Debt securities.................................. $ 6,919.4 $ 7,000.5 $4,773.1
Equity securities................................     134.0     120.5       --
Mortgage loans...................................      12.7      66.5    399.0
Venture capital partnerships.....................     157.3      97.9       --
Policy loans.....................................   1,357.1   1,346.6  1,380.0
Other investments................................     123.7      85.5       --
                                                  --------- --------- --------
Total closed block investments...................   8,704.2   8,717.5  6,552.1
Cash and cash equivalents........................      67.8      66.3       --
Accrued investment income........................     112.1     112.8    106.8
Receivables......................................      44.7      46.7     35.2
Deferred income taxes............................     329.3     329.8    389.4
Other closed block assets........................      10.0      19.9      6.2
                                                  --------- --------- --------
TOTAL CLOSED BLOCK ASSETS........................   9,268.1   9,293.0  7,089.7
                                                  --------- --------- --------
Policy liabilities and accruals..................   9,811.2   9,798.8  8,301.7
Policyholder dividends payable...................     332.8     331.7    325.1
Policyholder dividend obligation.................     246.0     326.9       --
Other closed block liabilities...................      49.3      47.9     12.3
                                                  --------- --------- --------
TOTAL CLOSED BLOCK LIABILITIES...................  10,439.3  10,505.3  8,639.1
                                                  --------- --------- --------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED
  BLOCK ASSETS................................... $ 1,171.2 $ 1,212.3 $1,549.4
                                                  ========= ========= ========

CLOSED BLOCK REVENUES AND EXPENSES AND
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:

                                                             YEAR ENDED
                                         CUMULATIVE         DECEMBER 31,
                                            FROM    ----------------------------
                                         INCEPTION    2007      2006      2005
($ in millions)                          ---------- --------  --------  --------
Premiums................................ $ 7,584.5  $  745.6  $  786.5  $  881.6
Net investment income...................   4,440.0     571.6     540.7     556.5
Net realized investment losses..........     (73.4)     (0.6)     40.2     (21.9)
                                         ---------  --------  --------  --------
TOTAL REVENUES..........................  11,951.1   1,316.6   1,367.4   1,416.2
                                         ---------  --------  --------  --------
Policy benefits, excluding dividends....   8,115.5     869.2     898.6     980.1
Other operating expenses................      78.9       6.1       6.3       8.6
                                         ---------  --------  --------  --------
Total benefits and expenses, excluding
  policyholder dividends................   8,194.4     875.3     904.9     988.7
                                         ---------  --------  --------  --------
Closed block contribution to income
  before dividends and income taxes.....   3,756.7     441.3     462.5     427.5
Policyholder dividends..................  (3,141.7)   (379.3)   (398.5)   (363.7)
                                         ---------  --------  --------  --------
Closed block contribution to income
  before income taxes...................     615.0      62.0      64.0      63.8
Applicable income tax expense...........    (214.3)    (20.9)    (22.0)    (22.2)
                                         ---------  --------  --------  --------
CLOSED BLOCK CONTRIBUTION TO INCOME..... $   400.7  $   41.1  $   42.0  $   41.6
                                         =========  ========  ========  ========

Policyholder dividends provided through
  earnings.............................. $ 3,186.9  $  379.3  $  398.5  $  363.7
Policyholder dividends provided through
  other comprehensive income............      46.4    (121.5)    (73.7)   (194.9)
                                         ---------  --------  --------  --------
ADDITIONS TO POLICYHOLDER DIVIDEND
  LIABILITIES...........................   3,233.3     257.8     324.8     168.8
POLICYHOLDER DIVIDENDS PAID.............  (2,979.6)   (337.6)   (339.2)   (397.2)
                                         ---------  --------  --------  --------
Change in policyholder dividend
  liabilities...........................     253.7     (79.8)    (14.4)   (228.4)
Policyholder dividend liabilities,
  beginning of period...................     325.1     658.6     673.0     901.4
                                         ---------  --------  --------  --------
Policyholder dividend liabilities, end
  of period.............................     578.8     578.8     658.6     673.0
Policyholder dividends payable, end of
  period................................    (332.8)   (332.8)   (331.7)   (338.9)
                                         ---------  --------  --------  --------
POLICYHOLDER DIVIDEND OBLIGATION, END
  OF PERIOD............................. $   246.0  $  246.0  $  326.9  $  334.1
                                         =========  ========  ========  ========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

   . On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.

   . We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Direct premiums.................................... $    886.6  $    917.5  $    994.7
Premiums assumed from reinsureds...................       13.6        13.7        14.0
Premiums ceded to reinsurers.......................     (101.9)      (91.5)      (80.0)
                                                    ----------  ----------  ----------
PREMIUMS........................................... $    798.3  $    839.7  $    928.7
                                                    ==========  ==========  ==========
Percentage of amount assumed to net premiums.......        1.7%        1.6%        1.5%
                                                    ==========  ==========  ==========

Direct policy benefits incurred.................... $    560.7  $    486.4  $    440.1
Policy benefits assumed from reinsureds............       17.9        14.8         8.2
Policy benefits ceded to reinsurers................      (91.9)      (64.8)      (56.4)
                                                    ----------  ----------  ----------
POLICY BENEFITS.................................... $    486.7  $    436.4  $    391.9
                                                    ==========  ==========  ==========

Direct life insurance in force..................... $155,862.7  $143,120.6  $133,990.2
Life insurance in force assumed from reinsureds....    1,937.0     1,838.7     1,810.5
Life insurance in force ceded to reinsurers........  (96,150.1)  (90,812.5)  (83,144.7)
                                                    ----------  ----------  ----------
LIFE INSURANCE IN FORCE............................ $ 61,649.6  $ 54,146.8  $ 52,656.0
                                                    ==========  ==========  ==========
Percentage of amount assumed to net insurance in
  force............................................        3.1%        3.4%        3.4%
                                                    ==========  ==========  ==========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $817.0 million, $895.1 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Policy acquisition costs deferred.................. $    463.8  $    329.2  $    187.7
Costs amortized to expenses:
   Recurring costs.................................     (198.4)     (151.9)     (114.3)
   Credit related to realized investment gains
     (losses)......................................       (0.2)        3.4        14.7
   Offsets to net unrealized investment gains or
     losses included in other comprehensive income.       63.4        16.2        70.5
                                                    ----------  ----------  ----------
Change in deferred policy acquisition costs........      328.6       196.9       158.6
Deferred policy acquisition costs, beginning of
  year.............................................    1,743.6     1,546.7     1,388.1
                                                    ----------  ----------  ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..... $  2,072.2  $  1,743.6  $  1,546.7
                                                    ==========  ==========  ==========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

7. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.

8. GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND OTHER INTANGIBLE ASSETS:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
                                                          ---------- ----------
                                                          GROSS NET  GROSS NET
($ in millions)                                           ----- ---- ----- ----
Goodwill................................................. $6.8  $5.2 $6.8  $5.2
                                                          ====  ==== ====  ====

9. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                              FAIR VALUE    COST    FAIR VALUE    COST
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $   611.1  $   597.7  $   688.5  $   674.1
State and political subdivision..............     234.3      224.7      262.6      253.0
Foreign government...........................     197.2      172.0      269.6      237.9
Corporate....................................   7,023.0    7,047.3    7,179.0    7,111.7
Mortgage-backed..............................   2,826.9    2,876.3    3,072.4    3,067.1
Other asset-backed...........................   1,032.2    1,107.2    1,077.8    1,060.3
                                              ---------  ---------  ---------  ---------
AVAILABLE-FOR-SALE DEBT SECURITIES........... $11,924.7  $12,025.2  $12,549.9  $12,404.1
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $ 6,919.4  $ 6,898.1  $ 7,000.5  $ 6,858.2
                                              =========  =========  =========  =========

AVAILABLE-FOR-SALE EQUITY SECURITIES......... $   191.8  $   159.5  $   174.5  $   143.4
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $   134.0  $   109.2  $   120.5  $    95.2
                                              =========  =========  =========  =========

UNREALIZED GAINS AND LOSSES FROM GENERAL ACCOUNT SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                                GAINS      LOSSES     GAINS      LOSSES
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $    21.6  $    (8.2) $    21.0  $    (6.6)
State and political subdivision..............      10.9       (1.3)      12.1       (2.5)
Foreign government...........................      25.3       (0.1)      32.5       (0.8)
Corporate....................................     161.5     (185.8)     168.6     (101.3)
Mortgage-backed..............................      39.8      (89.2)      45.9      (40.6)
Other asset-backed...........................       9.7      (84.7)      22.7       (5.2)
                                              ---------  ---------  ---------  ---------
DEBT SECURITIES GAINS (LOSSES)............... $   268.8  $  (369.3) $   302.8  $  (157.0)
                                              =========  =========  =========  =========
DEBT SECURITIES NET GAINS (LOSSES)...........            $  (100.5) $   145.8
                                                         =========  =========

EQUITY SECURITIES GAINS (LOSSES)............. $    37.0  $    (4.7) $    34.2  $    (3.1)
                                              =========  =========  =========  =========
EQUITY SECURITIES NET GAINS.................. $    32.3             $    31.1
                                              =========             =========

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2007
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $   12.6  $  (0.7)  $  133.9    $  (7.5)   $  146.5  $  (8.2)
State and political subdivision.......      1.2       --       47.4       (1.3)       48.6     (1.3)
Foreign government....................      0.2       --        8.9       (0.1)        9.1     (0.1)
Corporate.............................  1,064.0    (68.2)   2,240.6     (117.6)    3,304.6   (185.8)
Mortgage-backed.......................    447.7    (35.0)   1,199.9      (54.2)    1,647.6    (89.2)
Other asset-backed....................    539.3    (58.5)     249.8      (26.2)      789.1    (84.7)
                                       --------  -------    --------   -------    --------  -------
DEBT SECURITIES....................... $2,065.0  $(162.4)  $3,880.5    $(206.9)   $5,945.5  $(369.3)
EQUITY SECURITIES.....................     49.6     (4.7)        --         --        49.6     (4.7)
                                       --------  -------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $2,114.6  $(167.1)  $3,880.5    $(206.9)   $5,995.1  $(374.0)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $1,082.7  $ (85.4)  $1,880.4    $ (93.0)   $2,963.1  $(178.4)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $1,031.9  $ (81.7)  $2,000.1    $(113.9)   $3,032.0  $(195.6)
                                       ========  =======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   93.1  $  (4.5)  $  172.1    $ (21.6)   $  265.2  $ (26.1)
                                       ========  =======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........           $ (25.4)              $ (39.1)             $ (64.5)
                                                 =======               =======              =======
NUMBER OF SECURITIES..................             1,079                 1,447                2,526
                                                 =======               =======              =======

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2006
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $  106.3   $ (2.1)  $  160.5    $  (4.5)   $  266.8  $  (6.6)
State and political subdivision.......      2.5       --       61.2       (2.5)       63.7     (2.5)
Foreign government....................      8.7     (0.1)      36.2       (0.7)       44.9     (0.8)
Corporate.............................    958.9    (14.5)   2,634.2      (86.8)    3,593.1   (101.3)
Mortgage-backed.......................    482.8     (4.7)   1,496.9      (35.9)    1,979.7    (40.6)
Other asset-backed....................    157.6     (1.3)     265.1       (3.9)      422.7     (5.2)
                                       --------   ------    --------   -------    --------  -------
DEBT SECURITIES....................... $1,716.8   $(22.7)  $4,654.1    $(134.3)   $6,370.9  $(157.0)
EQUITY SECURITIES.....................     32.7     (2.7)       1.2       (0.4)       33.9     (3.1)
                                       --------   ------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $1,749.5   $(25.4)  $4,655.3    $(134.7)   $6,404.8  $(160.1)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $  888.7   $(14.8)  $2,050.6    $ (64.2)   $2,939.3  $ (79.0)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $  860.8   $(10.6)  $2,604.7    $ (70.5)   $3,465.5  $ (81.1)
                                       ========   ======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   65.9   $ (1.4)  $  194.9    $  (9.9)   $  260.8  $ (11.3)
                                       ========   ======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........            $ (3.4)              $ (21.5)             $ (24.9)
                                                  ======               =======              =======
NUMBER OF SECURITIES..................               970                 1,882                2,852
                                                  ======               =======              =======

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS

                                                       AS OF DECEMBER 31,
                                                  -----------------------------
                                                       2007           2006
                                                  -------------- --------------
                                                  CARRYING FAIR  CARRYING FAIR
                                                   VALUE   VALUE  VALUE   VALUE
($ in millions)                                   -------- ----- -------- -----
PROPERTY TYPE
Apartment buildings..............................  $  --   $  --  $13.7   $14.2
Retail stores....................................   13.9    11.2   51.5    52.1
Industrial buildings.............................    3.0     3.0    8.4     8.3
Other............................................    0.1     0.1    0.1     0.1
                                                   -----   -----  -----   -----
Subtotal.........................................   17.0    14.3   73.7    74.7
   Less: Valuation allowances....................   (1.4)     --   (1.8)     --
                                                   -----   -----  -----   -----
MORTGAGE LOANS...................................  $15.6   $14.3  $71.9   $74.7
                                                   =====   =====  =====   =====
Amounts applicable to the closed block...........  $12.7   $11.4  $66.5   $68.5
                                                   =====   =====  =====   =====

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Valuation allowance, beginning of year..................... $  1.8  $ 10.7  $   9.9
Additions charged to income................................     --      --      0.8
Deductions for write-offs and disposals....................   (0.4)   (8.9)      --
                                                            ------  ------  -------
VALUATION ALLOWANCE, END OF YEAR........................... $  1.4  $  1.8  $  10.7
                                                            ======  ======  =======

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a
$6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Contributions.............................................. $ 59.5  $ 41.8  $  66.0
Equity in earnings of partnerships.........................   27.0     3.2     23.8
Distributions..............................................  (30.0)  (23.8)   (94.6)
Proceeds from sale of partnership interests................     --   (51.9)   (91.5)
Realized loss on sale of partnership interests.............     --     2.4    (13.9)
                                                            ------  ------  -------
Change in venture capital partnerships.....................   56.5   (28.3)  (110.2)
Venture capital partnership investments, beginning of
  period...................................................  116.8   145.1    255.3
                                                            ------  ------  -------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..... $173.3  $116.8  $ 145.1
                                                            ======  ======  =======

AMOUNTS APPLICABLE TO THE CLOSED BLOCK..................... $157.3  $ 97.9  $  73.4
                                                            ======  ======  =======

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                                2007      2006
($ in millions)                                              -------   -------
Transportation and other equipment leases................... $ 57.7    $ 60.3
Mezzanine partnerships......................................  151.6     100.9
Affordable housing partnerships.............................   17.7      19.6
Derivative instruments (Note 13)............................   22.7       7.0
Real estate.................................................   48.1      73.0
Other partnership interests/(1)/............................  119.3      46.1
                                                             ------    ------
OTHER INVESTED ASSETS....................................... $417.1    $306.9
                                                             ======    ======

Amounts applicable to the closed block...................... $123.7    $ 85.5
                                                             ======    ======
--------
/(1)/ Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in millions)                                   --------  --------  --------
Debt securities.................................. $  764.1  $  792.1  $  806.8
Equity securities................................      8.2       7.0       6.3
Mortgage loans...................................      1.7       6.2      20.2
Venture capital partnerships.....................     27.0       3.2      23.8
Policy loans.....................................    179.5     169.3     165.8
Other investments................................     43.8      40.0      47.8
Other income.....................................      8.3        --        --
Cash and cash equivalents........................     15.2      13.0       5.9
                                                  --------  --------  --------
Total investment income..........................  1,047.8   1,030.8   1,076.6
Discontinued operations..........................     (7.5)     (6.6)     (4.8)
Investment expenses..............................    (21.2)    (15.1)    (15.5)
                                                  --------  --------  --------
NET INVESTMENT INCOME, GENERAL ACCOUNT
  INVESTMENTS....................................  1,019.1   1,009.1   1,056.3
Debt and equity securities pledged as collateral
  (Note 12)......................................     15.7      19.0      33.9
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $1,034.8  $1,028.1  $1,090.2
                                                  ========  ========  ========

Amounts applicable to the closed block........... $  571.6  $  540.7  $  556.5
                                                  ========  ========  ========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                             ----------------------
                                                              2007    2006    2005
($ in millions)                                              ------  ------  ------
Debt security impairments................................... $(46.4) $ (7.9) $(31.2)
Equity security impairments.................................   (0.5)     --    (2.1)
Mortgage loan impairments...................................     --      --    (0.8)
Affiliate equity security impairments.......................     --      --      --
Other invested asset impairments............................   (3.9)     --      --
Debt and equity securities pledged as collateral impairments   (0.8)   (1.0)   (1.2)
                                                             ------  ------  ------
IMPAIRMENT LOSSES...........................................  (51.6)   (8.9)  (35.3)
                                                             ------  ------  ------
Debt security transaction gains.............................   21.9    62.1    19.2
Debt security transaction losses............................   (9.3)  (20.1)  (37.2)
Equity security transaction gains...........................   12.5    25.7     5.8
Equity security transaction losses..........................   (3.0)   (3.8)  (12.5)
Mortgage loan transaction gains.............................    1.4     3.2      --
Venture capital partnership transaction gains (losses)......     --     2.4   (13.9)
Affiliate equity security transaction gains.................   13.7    10.4    14.4
Affiliate equity security transaction losses................     --      --   (10.7)
Real estate transaction gains...............................    1.6      --      --
Real estate transaction losses..............................   (0.2)     --    (0.6)
Debt and equity securities pledged as collateral gains......    2.6      --     2.5
Debt and equity securities pledged as collateral losses.....   (0.8)     --      --
Other investments transaction gains.........................    8.9     2.8    15.1
Other investments transaction losses........................   (5.9)     --      --
                                                             ------  ------  ------
NET TRANSACTION GAINS (LOSSES)..............................   43.4    82.7   (17.9)
                                                             ------  ------  ------
NET REALIZED INVESTMENT GAINS (LOSSES)...................... $ (8.2) $ 73.8  $(53.2)
                                                             ======  ======  ======

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                       2007     2006     2005
($ in millions)                                      -------  -------  -------
Debt securities..................................... $(246.3) $(125.9) $(313.0)
Equity securities...................................     1.2     12.7      2.6
Debt and equity securities pledged as collateral....   (16.4)    (9.1)   (93.3)
Other investments...................................    (1.6)      --     (7.5)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES.................... $(263.1) $(122.3) $(411.2)
                                                     =======  =======  =======

Net unrealized investment losses.................... $(263.1) $(122.3) $(411.2)
                                                     -------  -------  -------
Applicable policyholder dividend obligation.........  (121.5)   (73.8)  (194.8)
Applicable deferred policy acquisition costs........   (63.4)   (16.2)   (70.5)
Applicable deferred income tax benefit..............   (20.4)    (8.2)   (20.1)
                                                     -------  -------  -------
Offsets to net unrealized investment losses.........  (205.3)   (98.2)  (285.4)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME (NOTE 15).................... $ (57.8) $ (24.1) $(125.8)
                                                     =======  =======  =======

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                        -------------------------------
                                                           2007       2006       2005
($ in millions)                                         ---------  ---------  ---------
Debt security purchases................................ $(3,923.2) $(4,451.0) $(4,500.4)
Equity security purchases..............................     (76.6)     (54.9)    (150.8)
Venture capital partnership investments................     (60.0)     (41.8)     (65.7)
Other invested asset purchases.........................    (159.7)     (88.5)     (87.2)
Policy loan advances, net..............................     (58.5)     (77.0)     (48.3)
                                                        ---------  ---------  ---------
INVESTMENT PURCHASES................................... $(4,278.0) $(4,713.2) $(4,852.4)
                                                        =========  =========  =========

Debt securities sales.................................. $ 2,929.8  $ 3,653.6  $ 2,925.8
Debt securities maturities and repayments..............   1,370.3    1,580.6    1,367.6
Equity security sales..................................      68.6       87.4      225.4
Mortgage loan maturities and principal repayments......      57.7       60.3       79.2
Venture capital partnership capital distributions......      30.0       75.7      185.9
Real estate and other invested assets sales............     118.4      103.7       17.8
                                                        ---------  ---------  ---------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............ $ 4,574.8  $ 5,561.3  $ 4,801.7
                                                        =========  =========  =========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:

                                                             MORTGAGE
                                                     DEBT    LOANS AT
                                                  SECURITIES CARRYING
                                                   AT COST    VALUE     TOTAL
($ in millions)                                   ---------- -------- ---------
Due in one year or less.......................... $   436.9   $ 3.0   $   439.9
Due after one year through five years............   1,892.7     9.6     1,902.3
Due after five years through ten years...........   3,589.3      --     3,589.3
Due after ten years..............................   6,106.3     3.0     6,109.3
                                                  ---------   -----   ---------
TOTAL............................................ $12,025.2   $15.6   $12,040.8
                                                  =========   =====   =========
10. FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                                                CARRYING  FAIR  CARRYING  FAIR
                                                 VALUE    VALUE  VALUE    VALUE
($ in millions)                                 -------- ------ -------- ------
7.15% surplus notes............................  $174.0  $179.6  $174.0  $189.6
                                                 ------  ------  ------  ------
TOTAL INDEBTEDNESS.............................  $174.0  $179.6  $174.0  $189.6
                                                 ======  ======  ======  ======

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2007  2006  2005
($ in millions)                                               ----- ----- -----
INTEREST EXPENSE INCURRED.................................... $12.4 $14.5 $14.7
                                                              ===== ===== =====
INTEREST PAID................................................ $12.5 $14.6 $14.6
                                                              ===== ===== =====

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                               2007      2006
($ in millions)                                              --------  --------
Debt securities............................................. $  736.7  $  733.0
Equity funds................................................  2,895.4   2,591.0
Other.......................................................    103.9      92.2
                                                             --------  --------
TOTAL....................................................... $3,736.0  $3,416.2
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES (NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2007
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2007..................... $   32.2  $    3.7
Incurred....................................................    (26.3)      2.2
Paid........................................................     (2.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2007................... $    3.2  $    5.9
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES:

(NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2006
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2006..................... $   32.7  $    2.5
Incurred....................................................      3.2       1.2
Paid........................................................     (3.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2006................... $   32.2  $    3.7
                                                             ========  ========
--------
/(1)/ The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                                 NET AMOUNT   AVERAGE
                                                                   AT RISK   ATTAINED
                                                        ACCOUNT     AFTER     AGE OF
                                                         VALUE   REINSURANCE ANNUITANT
($ in millions)                                         -------- ----------- ---------
GMDB return of premium/(1)/............................ $1,451.0    $ 5.5       59
GMDB step up/(2)/......................................  1,915.4     37.6       60
GMDB earnings enhancement benefit (EEB)/(3)/...........     78.4       --       60
GMDB greater of annual step up and roll up/(4)/........     42.5      3.6       63
                                                        --------    -----
TOTAL GMDB AT DECEMBER 31, 2007........................ $3,487.3    $46.7
                                                        ========    =====

GMIB................................................... $  716.8                59
GMAB...................................................    389.8                55
GMWB...................................................    214.6                62
GPAF...................................................     43.3                74
                                                        --------
TOTAL AT DECEMBER 31, 2007............................. $1,364.5
                                                        ========

--------
/(1)/ Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

/(2)/ Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

/(3)/ EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

/(4)/ Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
    OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of
December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31,
                                            -----------------------------------
                                                  2007              2006
                                            ----------------- -----------------
                                            FAIR VALUE  COST  FAIR VALUE  COST
($ in millions)                             ---------- ------ ---------- ------

Debt securities pledged as collateral......   $219.1   $219.3   $267.2   $251.4
Equity securities pledged as collateral....       --      0.1      0.6      0.3
                                              ------   ------   ------   ------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED
  AS COLLATERAL............................   $219.1   $219.4   $267.8   $251.7
                                              ======   ======   ======   ======

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                        AS OF DECEMBER 31,
                                                    --------------------------
                                                        2007          2006
                                                    ------------  ------------
                                                    GAINS LOSSES  GAINS LOSSES
($ in millions)                                     ----- ------  ----- ------
Debt securities pledged as collateral.............. $29.0 $(29.2) $35.4 $(19.6)
Equity securities pledged as collateral............    --   (0.1)   0.4   (0.1)
                                                    ----- ------  ----- ------
TOTAL.............................................. $29.0 $(29.3) $35.8 $(19.7)
                                                    ===== ======  ===== ======
NET UNREALIZED GAINS...............................       $ (0.3) $16.1
                                                          ======  =====

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31, 2007
                                       -------------------------------------------------
                                          LESS THAN       GREATER THAN
                                          12 MONTHS        12 MONTHS          TOTAL
                                       ---------------  ---------------  ---------------
                                       FAIR  UNREALIZED FAIR  UNREALIZED FAIR  UNREALIZED
                                       VALUE   LOSSES   VALUE   LOSSES   VALUE   LOSSES
($ in millions)                        ----- ---------- ----- ---------- ----- ----------
Corporate............................. $ --    $  --    $ --    $ (2.0)  $  --   $ (2.0)
Mortgage-backed.......................  3.7     (0.4)    7.2     (12.7)   10.9    (13.1)
Other asset-backed....................  2.6       --     0.2     (14.1)    2.8    (14.1)
                                       ----    -----    ----    ------   -----   ------
DEBT SECURITIES....................... $6.3    $(0.4)   $7.4    $(28.8)  $13.7   $(29.2)
EQUITY SECURITIES PLEDGED AS
  COLLATERAL..........................   --       --      --      (0.1)     --     (0.1)
                                       ----    -----    ----    ------   -----   ------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL............... $6.3    $(0.4)   $7.4    $(28.9)  $13.7   $(29.3)
                                       ====    =====    ====    ======   =====   ======

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:

                                                                          2007
                                                                          COST
($ in millions)                                                          ------
Due in one year or less................................................. $ 19.1
Due after one year through five years...................................   16.1
Due after five years through ten years..................................   25.9
Due after ten years.....................................................  158.2
                                                                         ------
TOTAL DEBT SECURITIES................................................... $219.3
                                                                         ======

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:

                                                           AS OF AND FOR THE
                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
INCREASE (DECREASE) IN NET INCOME...................... $  1.0  $ (1.0) $  1.3
                                                        ======  ======  ======
REDUCTION TO STOCKHOLDERS' EQUITY...................... $(85.4) $(71.2) $(67.9)
                                                        ======  ======  ======

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

13. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                             NOTIONAL
                              AMOUNT  MATURITY  ASSET LIABILITY ASSET LIABILITY
($ in millions)              -------- --------- ----- --------- ----- ---------
INTEREST RATE SWAPS.........
   Cash flow hedges.........   $ --     2007    $  --   $ --    $0.4    $ --
   Non-hedging derivative
     instruments............     22     2017      0.2    0.2     2.1     1.2
CROSS CURRENCY SWAPS........     35   2012-2016    --    2.9      --     1.0
PUT OPTIONS.................    150   2016-2017  21.5     --     4.0      --
CALL OPTIONS................      6     2008      0.5     --      --      --
OTHER.......................     56     2008      0.5     --     0.5      --
                               ----             -----   ----    ----    ----
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT
  POSITIONS.................   $269             $22.7   $3.1    $7.0    $2.2
                               ====             =====   ====    ====    ====

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

   . Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

   . Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

   . Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS:

                                                  AS OF DECEMBER 31,
                                        ---------------------------------------
                                               2007                2006
                                        ------------------- -------------------
                                        CARRYING    FAIR    CARRYING    FAIR
                                         VALUE      VALUE    VALUE      VALUE
($ in millions)                         --------- --------- --------- ---------
Cash and cash equivalents.............. $   366.8 $   366.8 $   289.0 $   289.0
Available-for-sale debt securities
  (Note 9).............................  11,924.7  11,924.7  12,549.9  12,549.9
Available-for-sale equity securities
  (Note 9).............................     191.8     191.8     174.5     174.5
Mortgage loans (Note 9)................      15.6      14.3      71.9      74.7
Debt and equity securities pledged as
  collateral (Note 12).................     219.1     219.1     267.8     267.8
Derivative financial instruments.......      22.7      22.7       7.0       7.0
Policy loans (Note 9)..................   2,380.5   2,495.6   2,322.0   2,415.9
                                        --------- --------- --------- ---------
FINANCIAL ASSETS....................... $15,121.2 $15,235.0 $15,682.1 $15,778.8
                                        ========= ========= ========= =========

Investment contracts................... $ 1,808.9 $ 1,803.9 $ 2,228.4 $ 2,190.9
Non-recourse collateralized
  obligations (Note 12)................     317.9     232.5     344.0     272.8
Indebtedness (Note 10).................     174.0     179.6     174.0     189.6
Derivative financial instruments.......       3.1       3.1       2.2       2.2
                                        --------- --------- --------- ---------
FINANCIAL LIABILITIES.................. $ 2,303.9 $ 2,219.1 $ 2,748.6 $ 2,655.5
                                        ========= ========= ========= =========

14. INCOME TAXES

ALLOCATION OF INCOME TAXES:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                         ---------------------
                                                          2007    2006   2005
($ in millions)                                          ------  -----  ------
Income taxes (benefit) applicable to:
   Current.............................................. $  5.1  $26.1  $  6.6
   Deferred.............................................   37.0   47.1    32.7
                                                         ------  -----  ------
   Continuing operations................................   42.1   73.2    39.3
   Discontinued operations..............................   (1.5)   0.7     0.6
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO NET INCOME...................   40.6   73.9    39.9
Other comprehensive loss................................  (20.7)  (8.2)  (22.1)
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME......... $ 19.9  $65.7  $ 17.8
                                                         ======  =====  ======
INCOME TAXES PAID (REFUNDED)............................ $ 17.7  $14.5  $(14.1)
                                                         ======  =====  ======

EFFECTIVE INCOME TAX RATE:

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
Income from continuing operations before income taxes
  and minority interest................................ $191.1  $225.8  $159.2
                                                        ------  ------  ------
Income taxes at statutory rate of 35.0%................   66.9    79.1    55.7
Valuation allowance release............................  (11.0)     --      --
Dividends received deduction...........................   (6.3)   (3.1)   (7.8)
Low income housing tax credit..........................   (4.1)   (4.0)   (4.0)
Tax interest recoveries................................     --      --    (5.3)
Historic rehabilitation and other tax credits..........     --    (0.6)   (2.3)
Realized losses (gains) on available-for-sale
  securities pledged as collateral.....................   (0.4)    0.3    (0.5)
Other, net.............................................   (3.0)    1.5     3.5
                                                        ------  ------  ------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS  $ 42.1  $ 73.2  $ 39.3
                                                        ======  ======  ======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              ----------------
                                                                2007     2006
($ in millions)                                               -------  -------
Deferred income tax assets:
Future policyholder benefits................................. $ 337.8  $ 290.7
Unearned premiums/deferred revenues..........................   104.1    103.3
Employee benefits............................................    53.3     58.3
Intangible assets............................................     0.1      2.1
Net operating and capital loss carryover benefits............    21.1     13.7
Historic rehabilitation and other tax credits................    29.8     16.4
Foreign tax credits carryover benefits.......................    14.3     14.3
Other........................................................     1.4      5.0
Valuation allowance..........................................    (1.1)   (12.1)
                                                              -------  -------
GROSS DEFERRED INCOME TAX ASSETS.............................   560.8    491.7
                                                              -------  -------
Deferred tax liabilities:
Deferred policy acquisition costs............................  (523.5)  (434.6)
Investments..................................................  (111.3)  (126.7)
Other........................................................    (8.7)      --
                                                              -------  -------
GROSS DEFERRED INCOME TAX LIABILITIES........................  (643.5)  (561.3)
                                                              -------  -------
DEFERRED INCOME TAX LIABILITIES.............................. $ (82.7) $ (69.6)
                                                              =======  =======

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:

($ in millions)
Balance at January 1, 2007.............................................. $20.7
Reductions for tax positions of prior years.............................  (2.2)
Settlements with taxing authorities.....................................  (1.1)
                                                                         -----
BALANCE AT DECEMBER 31, 2007............................................ $17.4
                                                                         =====

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                               2007             2006             2005
                                                         ---------------  ---------------  ----------------
                                                          GROSS     NET    GROSS     NET    GROSS     NET
($ in millions)                                          -------  ------  -------  ------  -------  -------
Unrealized losses on investments........................ $(239.3) $(37.5) $(177.3) $(37.8) $(358.4) $ (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included in net income..   (23.8)  (20.3)    55.0    13.7    (52.8)   (34.7)
                                                         -------  ------  -------  ------  -------  -------
Net unrealized investment losses........................  (263.1)  (57.8)  (122.3)  (24.1)  (411.2)  (125.8)
Net unrealized foreign currency translation adjustment..     1.4     0.9     (0.3)   (0.1)    (6.0)    (4.0)
Net unrealized derivative instruments gains (losses)....    (1.1)   (0.3)     7.1     6.9     82.8     82.8
                                                         -------  ------  -------  ------  -------  -------
Other comprehensive loss................................  (262.8) $(57.2)  (115.5) $(17.3)  (334.4) $ (47.0)
                                                         -------  ======  -------  ======  -------  =======
Applicable policyholder dividend obligation.............  (121.5)           (73.8)          (194.8)
Applicable deferred policy acquisition cost amortization   (63.4)           (16.2)           (70.5)
Applicable deferred income tax benefit..................   (20.7)            (8.2)           (22.1)
                                                         -------          -------          -------
Offsets to other comprehensive income...................  (205.6)           (98.2)          (287.4)
                                                         -------          -------          -------
OTHER COMPREHENSIVE LOSS................................ $ (57.2)         $ (17.3)         $ (47.0)
                                                         =======          =======          =======

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:

                                                                    AS OF DECEMBER 31,
                                                             -------------------------------
                                                                   2007            2006
                                                             ---------------  --------------
                                                              GROSS     NET    GROSS    NET
($ in millions)                                              -------  ------  ------  ------
Unrealized gains on investments............................. $ (77.7) $(55.0) $185.4  $  2.8
Unrealized foreign currency translation adjustment..........     0.8      --    (0.6)   (0.9)
Unrealized losses on derivative instruments.................   (34.4)  (18.0)  (33.3)  (17.7)
                                                             -------  ------  ------  ------
Accumulated other comprehensive income......................  (111.3) $(73.0)  151.5  $(15.8)
                                                             -------  ======  ------  ======
Applicable policyholder dividend obligation.................    46.2           167.7
Applicable deferred policy acquisition costs................   (63.6)           (0.3)
Applicable deferred income taxes............................   (20.9)           (0.1)
                                                             -------          ------
Offsets to accumulated other comprehensive income...........   (38.3)          167.3
                                                             -------          ------
ACCUMULATED OTHER COMPREHENSIVE INCOME                       $ (73.0)         $(15.8)
                                                             =======          ======

16. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.

17. DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:

                                                        AS OF AND FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                        -----------------------------
                                                          2007      2006      2005
($ in millions)                                         --------  --------  --------
Statutory capital, surplus, and surplus notes.......... $  848.1  $  932.5  $  873.2
Asset valuation reserve (AVR)..........................    192.6     187.8     210.8
                                                        --------  --------  --------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR...... $1,040.7  $1,120.3  $1,084.0
                                                        ========  ========  ========
STATUTORY GAIN FROM OPERATIONS......................... $  115.2  $  131.6  $  106.2
                                                        ========  ========  ========
STATUTORY NET INCOME................................... $   80.0  $  162.0  $   61.0
                                                        ========  ========  ========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.

19. PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:

                                                           AS OF DECEMBER 31,
                                                   -----------------------------------
                                                         2007              2006
                                                   ----------------- -----------------
                                                            CARRYING          CARRYING
                                                     COST    VALUE     COST    VALUE
($ in millions)                                    -------  -------- -------  --------
Real estate....................................... $ 106.8   $36.1   $ 105.5   $37.0
Equipment.........................................   213.1    49.2     200.2    40.9
Leasehold improvements............................      --      --       0.8     0.7
                                                   -------   -----   -------   -----
Premises and equipment cost and carrying value....   319.9   $85.3     306.5   $78.6
                                                             =====             =====
Accumulated depreciation and amortization.........  (234.6)           (227.9)
                                                   -------           -------
PREMISES AND EQUIPMENT............................ $  85.3           $  78.6
                                                   =======           =======

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and
thereafter, $3.5 million.

20. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.

21. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22. OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

Part C
Other Information

Item 26. Exhibits

(a)Board of Directors Resolution

   Resolution of the Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Post-Effective Amendment No. 14 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 1998.

(b)Custodian Agreements

   Not applicable.

(c)Underwriting Contracts

     (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-6 (File No. 033-23251) filed via EDGAR on April 30, 2004.

     (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Post-Effective Amendment No. 29 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2005.

(d)Contracts

 Depositor                                            Version
   Form                              -----------------------------------------
  Number      Contract or Rider            A             B             C
 --------- ------------------------  ------------- ------------- -------------

      2667 Flex Edge - Flexible      (check mark)
           Premium Variable
           Universal Life Insurance
           Policy is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

      UR72 LifePlan Options Rider                                (check mark)
           is incorporated by
           reference to
           Post-Effective Amendment
           No. 29 on Form N-6 (File
           No. 033-23251) filed via
           EDGAR on April 25, 2005.

      V601 Joint Edge(R) - Flexible                (check mark)
           Premium Joint Variable
           Universal Life Insurance
           Policy is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

      V603 Flex Edge Success(R) -                  (check mark)
           Flexible Premium
           Variable Universal Life
           Insurance Policy is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

 V603(PIE) Individual Edge(R) -                                  (check mark)
           Flexible Premium
           Variable Universal Life
           Insurance Policy is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 17 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on July 27, 1999.

 Depositor                                            Version
 Form                                -----------------------------------------
 Number       Contract or Rider            A             B             C
 --------- ------------------------  ------------- ------------- -------------

    VR01   Amendment Permitting      (check mark)
           Face Amount Increases,
           is incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR02   Death Benefit Protection  (check mark)  (check mark)
           Rider, is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR03   Survivor Insurance                      (check mark)
           Purchase Option Rider,
           is incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR04   Variable Joint Life                     (check mark)
           Policy Exchange Option
           Rider, is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR05   Disability Benefit to                   (check mark)
           Age 65 Rider, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR06   Term Insurance Rider, is                (check mark)
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR08   Whole Life Exchange       (check mark)  (check mark)  (check mark)
           Option Rider, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR11   Cash Value Accumulation                 (check mark)  (check mark)
           Test Rider, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

   VR130   Temporary Money Market    (check mark)  (check mark)  (check mark)
           Allocation Amendment, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

   VR147   Accidental Death Benefit                (check mark)
           Rider, is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

   VR148   Disability Payment of     (check mark)  (check mark)
           Specified Annual Premium
           Amount Rider, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

 Depositor                                            Version
 Form                                -----------------------------------------
 Number       Contract or Rider            A             B             C
 --------- ------------------------  ------------- ------------- -------------

   VR149   Death Benefit Options -   (check mark)
           Policy Amendment is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

   VR150   Purchase Protector        (check mark)  (check mark)  (check mark)
           Rider, is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

   VR162 Living Benefit Rider, is (check mark) (check mark) (check mark) incorporated by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR23   Death Benefit Option -    (check mark)
           Policy Amendment, is
           incorporated by
           reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR24   Death Benefit Protection                (check mark)
           Rider, is incorporated
           by reference to
           Post-Effective Amendment
           No. 12 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on February 13,
           1996.

    VR27   Family Term Rider is                    (check mark)  (check mark)
           incorporated by
           reference to
           Post-Effective Amendment
           No. 29 on Form N-6 (File
           No. 033-23251) filed via
           EDGAR on April 25, 2005.

    VR28   Business Term Rider is                  (check mark)
           incorporated by
           reference to
           Post-Effective Amendment
           No. 29 on Form N-6 (File
           No. 033-23251) filed via
           EDGAR on April 25, 2005.

    VR29   Child Term Rider is                     (check mark)  (check mark)
           incorporated by
           reference to
           Post-Effective Amendment
           No. 29 on Form N-6 (File
           No. 033-23251) filed via
           EDGAR on April 25, 2005.

    VR33   Individual Term Rider,                                (check mark)
           is incorporated by
           reference to
           Post-Effective Amendment
           No. 17 on Form S-6 (File
           No. 033-23251) filed via
           EDGAR on July 27, 1999.

    VR39   Age 100+ Rider is                                     (check mark)
           incorporated by
           reference to
           Post-Effective Amendment
           No. 29 on Form N-6 (File
           No. 033-23251) filed via
           EDGAR on April 25, 2005.

(e)Applications

   Version A:

  (1) Form of application for Flex Edge is incorporated by reference to Post-Effective Amendment No. 13 on Form S-6 (File No. 033-23251) filed via EDGAR on April 26, 1996.

   Version B:

  (1) Form of application for Joint Edge(R) is incorporated by reference to Post-Effective Amendment No. 13 on Form S-6 (File No. 033-23251) filed via EDGAR on April 26, 1996.

  (2) Form of application for Flex Edge Success(R) is incorporated by reference to Post-Effective Amendment No. 13 on Form S-6 (File No. 033-23251) filed via EDGAR on April 26, 1996.

   Version C:

  (1) Form of application for Individual Edge(R) is incorporated by reference to Post-Effective Amendment No. 17 on Form S-6 (File No. 033-23251) filed via EDGAR on July 27, 1999.

(f)Depositor's Certificate of Incorporation and Bylaws

  (1) Amended and Restated charter of Phoenix Life Insurance Company dated December 20, 2004, is incorporated by reference to Post-Effective Amendment No. 29 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2005.

  (2) Amended and Restated Bylaws of Phoenix Life Insurance Company dated February 2, 2006, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(g) Reinsurance Contracts


     Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.


(h) Participation Agreements

   (1)(a)Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

         (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
             No. 033-06793) filed via EDGAR on April 29, 2002.

         (c) Amendment dated May 3, 2004 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 27, 2006.

         (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

     (2) (a) Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

         (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

   (4)(a)Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

         (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

         (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (5) Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035) filed via EDGAR on December 19, 2006.

     (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (7) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
         No. 033-06793) filed via EDGAR on April 29, 2002.

     (9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-23251) filed via EDGAR on May 30, 2003.

     (10)Fund Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (11)Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (12)Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376) filed via EDGAR on February 20, 2007.

     (13)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (14)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (15)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.


     (16)Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.



     (17)Participation Agreement dated February 1, 2008 among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File
         No. 002-78020), filed via EDGAR on April 30, 2008.



     (18)Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.


(i) Administrative Contracts

     (1) Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 12 on Form N-6 (File
         No. 333-23171) filed via EDGAR on April 30, 2004.

     (2) First Amendment to Service Agreement dated November 11, 2003 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 12 on Form N-6 (File No. 333-23171) filed via EDGAR on April 30, 2004.

     (3) Second Amendment to Service Agreement dated February 27, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 29 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2005.

     (4) Third Amendment to Service Agreement dated November 15, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 29 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2005.

     (5) Fourth Amendment to Service Agreement dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(j) Other Material Contracts


     (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on
         September 7, 2007.



     (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.



     (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund,DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.


     (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.


     (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company , Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.


(k) Legal Opinion


     (1) Opinion and Consent of Counsel of Michele Drummey, is filed herewith.


(l) Actuarial Opinion

     Not applicable.

(m) Calculation

     Not applicable.

(n) Other Opinions

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.


     (2) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008

(o) Omitted Financial Statements

     Not applicable.

(p) Initial Capital Agreements

     Not applicable.

(q) Redeemability Exemption

     Not applicable.

Item 27. Directors and Officers of the Depositor.


Name and Principal Business Address Positions and Offices with Depositor
----------------------------------- ---------------------------------------------------------------

Sal H. Alfiero*.................... Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily.................... Director
The Brookings Institution
Washington, DC

Jean S. Blackwell.................. Director
Cummins Inc.
Columbus, IN

Peter C. Browning*................. Director

Arthur P. Byrne.................... Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*................ Director

Gordon J. Davis, Esq............... Director
Dewey and LeBoeuf, LLP
New York, NY

John H. Forsgren*.................. Director

Ann Maynard Gray*.................. Director

John E. Haire*..................... Director

Jerry J. Jasinowski *.............. Director

Thomas S. Johnson.................. Director

Dona D. Young*..................... Director, Chairman of the Board, President and Chief Executive
                                    Officer

Philip K. Polkinghorn*............. Senior Executive Vice President and President, Life and Annuity

Tracy L. Rich*..................... Executive Vice President, General Counsel and Secretary

Daniel J. Moskey*.................. Vice President and Treasurer

James D. Wehr**.................... Executive Vice President and Chief Investment Officer

Peter A. Hofmann*.................. Senior Executive Vice President and Chief Financial Officer

Name and Principal Business Address Positions and Offices with Depositor
----------------------------------- --------------------------------------------------
        David R. Pellerin**         Senior Vice President and Chief Accounting Officer

--------
* The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

**The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Phoenix Companies, Inc. (100%) Delaware
  Phoenix Distribution Holding Company (100%) Connecticut


            WS Griffith Securities, Inc. (100%) New York
   Phoenix Investment Management Company (100%) Connecticut
        Phoenix Investment Partners, Ltd. (100%) Delaware
            DP Holdings, Ltd. (100%) New Brunswick, Canada
            DPCM Holdings, Inc. (100%) Illinois

            Duff & Phelps Investment Management Company (100%) Illinois

            Goodwin Capital Advisers, Inc. (100%) New York
            Kayne Anderson Rudnick Investment Management, LLC (100%) California Pasadena Capital Corporation (100%) California
               Engemann Asset Management (100%) California
            Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
               Phoenix Investment Counsel, Inc. (100%) Massachusetts
            Phoenix/Zweig Advisers, LLC (100%) Delaware

               Euclid Advisors, LLC (100%) New York

            PXP Securities Corp. (100%) New York
            Rutherford Financial Corporation (100%) Delaware
            Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
            SCM Advisors, LLC (100%) California
            Walnut Asset Management, LLC (70.6%) Delaware
  Phoenix Life Insurance Company (100%) New York

        Phoenix Foundation (0%) Connecticut

        Next Generation Ventures LLC (50%) Connecticut
        Phoenix Life Separate Account B (100%) New York
        Phoenix Life Separate Account C (100%) New York
        Phoenix Life Separate Account D (100%) New York
        Phoenix Life Variable Accumulation Account (100%) New York
        Phoenix Life Variable Universal Life Account (100%) New York
        PM Holdings, Inc. (100%) Connecticut
            American Phoenix Life and Reassurance Company (100%) Connecticut
               Phoenix Life and Reassurance Company of New York (100%) New York


            PFG Holdings, Inc. (100%) Pennsylvania
               AGL Life Insurance Company (100%) Pennsylvania
               PFG Distribution Company (100%) Delaware
               Philadelphia Financial Group, Inc. (100%) Delaware
            PHL Variable Insurance Company (100%) Connecticut
               PHL Variable Accumulation Account (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
            Phoenix Founders, Inc. (100%) Connecticut
            Phoenix International Capital Corporation (100%) Connecticut
               Practicare, Inc. (100%) Delaware
            Phoenix Life and Annuity Company (100%) Connecticut
               Phoenix Life and Annuity Variable Universal Life Account
            (100%) Connecticut
            Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
            PML International Insurance Limited (100%) Bermuda
      The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut

  Phoenix Life Solutions, Inc. (100%) Delaware


      Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal

   Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29. Indemnification

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1)is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter.

   1.Phoenix Equity Planning Corporation ("PEPCO")

       (a)PEPCO serves as the principal underwriter for the following entities:


       Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

  (b) Directors and Executive Officers of PEPCO.


Name                           Position
----                           --------
George R. Aylward, Jr.**...... Director and Executive Vice President
John H. Beers*................ Vice President and Secretary
John R. Flores*............... Vice President and Anti-Money Laundering Officer
David Hanley**................ Vice President and Treasurer
Stephen D. Gresham**.......... Director, Senior Vice President
David C. Martin*.............. Vice President and Chief Compliance Officer
Philip K. Polkinghorn*........ Director and Executive Vice President

--------
* The business address of this individual is One American Row, Hartford, CT06103-2899.

**The business address of this individual is 56 Prospect Street, Hartford, CT06103-2836.

  (c)

                          Net      Compensation Events
Name of              Underwriting    Occasioning the
Principal            Discounts and   Deduction of a     Brokerage     Other
Underwriter           Commissions  Deferred Saleshead  Commissions Compensation
-----------          ------------- ------------------- ----------- ------------
PEPCO...............       0                0               0           0

Item 31.   Location of Accounts and Records.

The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 32.   Management Services.

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year                                                                   Fee Paid
----                                                                   --------
2007.................................................................. $ 95,000
2006.................................................................. $101,000
2005.................................................................. $ 86,000

Item 33.   Fee Representation.


Pursuant to Section 26(f)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 34 to registration statement under rule 485(b) under the Securities Act and has caused this Post Effective Amendment No. 34 to registration statement, File No. 033-23251, to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 30th day of April, 2008.


                              PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                              (Registrant)

                              By: -----------------------------------
                                     *Dona D. Young, Chairman of the Board,
                                     President and Chief Executive Officer of
                                     Phoenix Life Insurance Company

                              PHOENIX LIFE INSURANCE COMPANY
                              (Depositor)

                              By: -----------------------------------
                                     *Dona D. Young, Chairman of the Board,
                                     President and Chief Executive Officer

By: /s/  Kathleen A. McGah
    -----------------------------
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 30th day of April, 2008.


Signature           Title
---------           -----


------------------- Director
  *Sal H. Alfiero


------------------- Director
 *Martin N. Baily


------------------- Director
*Jean S. Blackwell


------------------- Director
*Peter C. Browning


------------------- Director
 *Arthur P. Byrne


------------------- Director
*Sanford Cloud, Jr.

Signature              Title
---------              -----


--------------------   Director
  *Gordon J. Davis


--------------------   Director
 *John H. Forsgren


--------------------   Director
 *Ann Maynard Gray


--------------------   Director
   *John E. Haire


--------------------   Director
*Jerry J. Jasinowski


--------------------   Director
 *Thomas S. Johnson


--------------------   Chairman of the Board, President and Chief Executive
   *Dona D. Young       Officer


--------------------   Chief Accounting Officer
 *David R. Pellerin


--------------------   Chief Financial Officer
 *Peter A. Hofmann



By: /s/  Kathleen A. McGah
    -------------------------
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

                                 Exhibit Index



   Exhibit 26(k)    Opinion and Consent of Counsel

   Exhibit 26(n)(1) Consent of Independent Registered Public Accounting Firm